UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Shareholder Report.

Semi-Annual Report

June 30, 2019

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling
800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Elfun Funds

Semi-Annual Report

June 30, 2019 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — June 30, 2019 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,188.50	$1,022.81
Expenses Paid During Period*	$2.17	$2.01

*

Expenses are equal to the Fund’s annualized expense ratio of 0.40% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Elfun International Equity Fund

Elfun International Equity Fund

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $207,214 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.54%

Novartis AG	3.70%

AIA Group Ltd.	3.32%

SAP SE	3.10%

AstraZeneca PLC	2.97%

Roche Holding AG	2.90%

Hoya Corp.	2.77%

Schneider Electric SE	2.56%

Air Liquide S.A.	2.54%

Safran S.A.	2.39%

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun International Equity Fund	3

Elfun International Equity Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.1%†
Australia - 2.2%
BHP Group PLC	175,216	4,493,398

Belgium - 1.5%
Anheuser-Busch InBev S.A.	35,225	3,122,493

Brazil - 0.8%
Itau Unibanco Holding S.A. ADR	169,703	1,598,602

Canada - 1.0%
Brookfield Asset Management Inc., Class A	42,209	2,023,642

China - 0.4%
New Oriental Education & Technology Group Inc. ADR (a)	9,399	907,755

France - 15.4%
Air Liquide S.A.	37,609	5,270,126
Airbus SE	31,481	4,469,850
AXA S.A.	156,990	4,129,824
BNP Paribas S.A.	78,223	3,720,442
Safran S.A.	33,714	4,947,005
Schneider Electric SE	58,475	5,311,326
Vivendi S.A.	148,585	4,096,542

		31,945,115

Germany - 6.1%
Fresenius SE & Company KGaA	19,792	1,074,666
HeidelbergCement AG	46,674	3,782,323
KION Group AG	22,445	1,417,067
SAP SE	46,615	6,410,566

		12,684,622

Hong Kong - 3.3%
AIA Group Ltd.	637,967	6,879,836

India - 1.1%
ICICI Bank Ltd.	359,072	2,273,737

Ireland - 2.3%
Kerry Group PLC, Class A	40,132	4,798,746

Japan - 29.1%
Daikin Industries Ltd.	32,400	4,229,683
Disco Corp.	19,600	3,216,336
FANUC Corp.	15,000	2,774,735
Hoya Corp.	75,000	5,745,777
Kao Corp.	49,600	3,779,618
Keyence Corp.	7,700	4,726,202
Komatsu Ltd.	141,600	3,417,115

	Number of Shares	Fair Value $
Mitsubishi UFJ Financial Group Inc.	808,300	3,841,188
Mitsui Fudosan Company Ltd.	151,718	3,678,887
Murata Manufacturing Company Ltd.	76,191	3,422,725
Nidec Corp.	31,400	4,291,489
Secom Company Ltd.	35,600	3,064,362
Shiseido Company Ltd.	61,400	4,628,080
SoftBank Group Corp.	63,802	3,058,635
Subaru Corp.	50,000	1,215,426
Suzuki Motor Corp.	49,800	2,340,702
Tokio Marine Holdings Inc.	60,798	3,046,672

		60,477,632

Netherlands - 4.0%
ASML Holding N.V.	20,535	4,296,809
ING Groep N.V.	340,293	3,951,213

		8,248,022

Norway - 1.7%
Equinor ASA	180,122	3,558,688

Portugal - 1.4%
Galp Energia SGPS S.A.	195,485	3,010,914

Sweden - 3.2%
Assa Abloy AB, Class B	208,546	4,717,920
Hexagon AB, Class B	34,330	1,907,757

		6,625,677

Switzerland - 13.0%
Givaudan S.A.	1,399	3,954,507
Nestle S.A.	90,805	9,412,054
Novartis AG	83,715	7,658,849
Roche Holding AG	21,340	6,011,314

		27,036,724

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.	268,900	2,069,161

United Kingdom - 10.6%
AstraZeneca PLC	75,113	6,154,492
London Stock Exchange Group PLC	41,347	2,886,861
Prudential PLC	201,705	4,405,144
Smith & Nephew PLC	144,896	3,144,176
Smiths Group PLC	169,909	3,384,206
Vodafone Group PLC	1,298,783	2,137,610

		22,112,489

Total Common Stock (Cost $161,973,961)		203,867,253

See Notes to Schedules of Investments and Notes to Financial Statements.

4	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Short-Term Investments - 1.6%
State Street Institutional Treasury Money Market Fund - Premier Class 2.17% (d)(n)	2,015,749	2,015,749
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (d)(n)	1,331,303	1,331,303

Total Short-Term Investments (Cost $3,347,052)		3,347,052

Total Investments (Cost $165,321,013)		207,214,305

Other Assets and Liabilities, net - 0.3%		694,192

NET ASSETS - 100.0%		207,908,497

During the period ended June 30, 2019, average notional value related to short futures contracts was $400,093 or 0.2% of net assets.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities

	Common Stock	$203,867,253	$—	$—	$203,867,253

	Short-Term Investments	3,347,052	—	—	3,347,052

	Total Investments in Securities	$207,214,305	$—	$—	$207,214,305

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

The Fund was invested in the following sectors at June 30, 2019 (unaudited):

Sector	Percentage (based on Fair Value)

Pharmaceuticals	9.57%
Diversified Banks	7.42%
Packaged Foods & Meats	6.86%
Life & Health Insurance	5.45%
Electrical Components & Equipment	4.63%
Aerospace & Defense	4.54%
Building Products	4.32%
Personal Products	4.06%
Semiconductor Equipment	3.63%
Electronic Equipment & Instruments	3.20%
Integrated Oil & Gas	3.17%
Application Software	3.09%
Healthcare Supplies	2.77%
Industrial Gases	2.54%
Wireless Telecommunication Services	2.51%
Construction Machinery & Heavy Trucks	2.33%
Diversified Metals & Mining	2.17%
Multi-Line Insurance	1.99%
Movies & Entertainment	1.98%
Specialty Chemicals	1.91%
Construction Materials	1.82%

Sector	Percentage (based on Fair Value)

Diversified Real Estate Activities	1.77%
Automobile Manufacturers	1.72%
Electronic Components	1.65%
Industrial Conglomerates	1.63%
Healthcare Equipment	1.52%
Brewers	1.51%
Security & Alarm Services	1.48%
Property & Casualty Insurance	1.47%
Financial Exchanges & Data	1.39%
Industrial Machinery	1.34%
Semiconductors	1.00%
Asset Management & Custody Banks	0.98%
Healthcare Services	0.52%
Education Services	0.44%

98.38%

Short-Term Investments
Short-Term Investments	1.62%

1.62%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,394,148	$3,394,148	$7,300,238	$8,678,637	$—	$—	2,015,749	$2,015,749	$29,281
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,740,984	2,740,984	7,268,956	8,678,637	—	—	1,331,303	1,331,303	22,123

TOTAL		$6,135,132	$14,569,194	$17,357,274	$—	$—		$3,347,052	$51,404

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun Trusts

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,204.20	$1,023.85
Expenses Paid During Period*	$1.04	$0.95

*

Expenses are equal to the Fund’s annualized expense ratio of 0.19% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Trusts	7

Elfun Trusts

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,784,337 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	5.61%

Microsoft Corp.	5.56%

JPMorgan Chase & Co.	4.70%

The Walt Disney Co.	4.51%

Charter Communications Inc., Class A	4.12%

Amazon.com Inc.	3.67%

PepsiCo Inc.	3.58%

United Rentals Inc.	3.57%

CME Group Inc.	3.48%

Applied Materials Inc.	3.39%

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

8	Elfun Trusts

Elfun Trusts

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.8%†
Application Software - 2.1%
salesforce.com Inc. (a)	390,000	59,174,700

Biotechnology - 6.2%
Alexion Pharmaceuticals Inc. (a)	670,000	87,756,600
Gilead Sciences Inc.	490,000	33,104,400
Vertex Pharmaceuticals Inc. (a)	290,000	53,180,200

		174,041,200

Cable & Satellite - 6.5%
Charter Communications Inc., Class A (a)	290,000	114,602,200
Liberty Global PLC, Class C (a)	2,200,000	58,366,000
Sirius XM Holdings Inc.	1,600,000	8,928,000

		181,896,200

Data Processing & Outsourced Services - 6.5%
Mastercard Inc., Class A	90,000	23,807,700
Visa Inc., Class A	900,000	156,195,000

		180,002,700

Diversified Banks - 4.7%
JPMorgan Chase & Co.	1,170,000	130,806,000

Electronic Components - 1.2%
Corning Inc.	1,000,000	33,230,000

Financial Exchanges & Data - 6.5%
CME Group Inc.	500,000	97,055,000
S&P Global Inc.	375,000	85,421,250

		182,476,250

Healthcare Equipment - 1.7%
Boston Scientific Corp. (a)	1,100,000	47,278,000

Healthcare Supplies - 1.2%
The Cooper Companies Inc.	95,000	32,004,550

Integrated Oil & Gas - 2.2%
Chevron Corp.	490,000	60,975,600

Integrated Telecommunication Services - 0.4%
Verizon Communications Inc.	200,000	11,426,000

Interactive Media & Services - 6.1%
Alphabet Inc., Class A (a)	38,000	41,146,400
Alphabet Inc., Class C (a)	83,000	89,715,530
Facebook Inc., Class A (a)	210,000	40,530,000

		171,391,930

	Number of Shares	Fair Value $
Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd. ADR (a)	170,000	28,806,500
Amazon.com Inc. (a)	54,000	102,256,020
Booking Holdings Inc. (a)	8,000	14,997,680

		146,060,200

Investment Banking & Brokerage - 2.2%
The Charles Schwab Corp.	1,500,000	60,285,000

Managed Healthcare - 2.4%
UnitedHealth Group Inc.	270,000	65,882,700

Movies & Entertainment - 4.5%
The Walt Disney Co.	900,000	125,676,000

Oil & Gas Equipment & Services - 2.5%
Schlumberger Ltd.	1,730,000	68,750,200

Oil & Gas Exploration & Production - 0.6%
Diamondback Energy Inc.	150,000	16,345,500

Pharmaceuticals - 8.3%
Allergan PLC	480,000	80,366,400
Elanco Animal Health Inc. (a)	550,000	18,590,000
Johnson & Johnson	480,000	66,854,400
Merck & Company Inc.	390,000	32,701,500
Pfizer Inc.	750,000	32,490,000

		231,002,300

Regional Banks - 2.2%
First Republic Bank	640,000	62,496,000

Semiconductor Equipment - 4.5%
Applied Materials Inc.	2,100,000	94,311,000
ASML Holding N.V.	145,000	30,149,850

		124,460,850

Soft Drinks - 3.6%
PepsiCo Inc.	760,000	99,658,800

Specialized REITs - 2.6%
American Tower Corp.	360,000	73,602,000

Specialty Chemicals - 0.7%
Albemarle Corp.	290,000	20,418,900

Systems Software - 6.6%
Microsoft Corp.	1,155,000	154,723,800
ServiceNow Inc. (a)	105,000	28,829,850

		183,553,650

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	9

Elfun Trusts

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Technology Hardware, Storage & Peripherals - 2.9%
Apple Inc.	410,000	81,147,200

Trading Companies & Distributors - 3.6%
United Rentals Inc. (a)	750,000	99,472,500

Trucking - 0.1%
Lyft Inc., Class A (a)	50,000	3,285,500

Total Common Stock (Cost $1,596,584,948)		2,726,800,430

Short-Term Investments - 2.1%
State Street Institutional Treasury Money Market Fund - Premier Class 2.17% (d)(n)	29,348,260	29,348,260

	Number of Shares	Fair Value $
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (d)(n)	28,188,579	28,188,579

Total Short-Term Investments (Cost $57,536,839)		57,536,839

Total Investments (Cost $1,654,121,787)		2,784,337,269

Other Assets and Liabilities, net - 0.1%		3,470,289

NET ASSETS - 100.0%		2,787,807,558

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities

	Common Stock	$2,726,800,430	$—	$—	$2,726,800,430

	Short-Term Investments	57,536,839	—	—	57,536,839

	Total Investments in Securities	$2,784,337,269	$—	$—	$2,784,337,269

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	30,743,339	$30,743,339	$48,772,344	$50,167,423	$—	$—	29,348,260	$29,348,260	$331,524
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,975,892	29,975,892	48,380,110	50,167,423	—	—	28,188,579	28,188,579	328,845

TOTAL		$60,719,231	$97,152,454	$100,334,846	$—	$—		$57,536,839	$660,369

See Notes to Schedules of Investments and Notes to Financial Statements.

10	Elfun Trusts

Elfun Diversified Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,124.00	$1,023.21
Expenses Paid During Period*	$1.69	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio of 0.32% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Diversified Fund	11

Elfun Diversified Fund

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $212,440 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	1.34%

Apple Inc.	1.13%

Amazon.com Inc.	1.02%

Facebook Inc., Class A	0.61%

Berkshire Hathaway Inc., Class B	0.54%

Johnson & Johnson	0.48%

JPMorgan Chase & Co.	0.48%

Alphabet Inc., Class C	0.43%

Alphabet Inc., Class A	0.43%

Exxon Mobil Corp.	0.42%

(a)	Fair Value basis is inclusive of short-term investment in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

12	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Domestic Equity - 34.0%†
Common Stock - 34.0%
Advertising - 0.0%*
Omnicom Group Inc.	641	52,530
The Interpublic Group of Companies Inc.	1,166	26,340

		78,870

Aerospace & Defense - 0.9%
Arconic Inc.	1,019	26,311
General Dynamics Corp.	750	136,365
Huntington Ingalls Industries Inc.	118	26,519
L3 Technologies Inc.	228	55,899
L3Harris Technologies Inc.	349	66,006
Lockheed Martin Corp.	681	247,571
Northrop Grumman Corp.	469	151,539
Raytheon Co.	770	133,888
Textron Inc.	598	31,718
The Boeing Co.	1,451	528,178
TransDigm Group Inc. (a)	134	64,829
United Technologies Corp.	2,247	292,559

		1,761,382

Agricultural & Farm Machinery - 0.1%
Deere & Co.	876	145,162

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co.	1,575	64,260

Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	343	28,932
Expeditors International of Washington Inc.	494	37,475
FedEx Corp.	662	108,694
United Parcel Service Inc., Class B	1,930	199,311

		374,412

Airlines - 0.1%
Alaska Air Group Inc.	321	20,515
American Airlines Group Inc.	1,094	35,676
Delta Air Lines Inc.	1,700	96,475
Southwest Airlines Co.	1,344	68,248
United Continental Holdings Inc. (a)	636	55,682

		276,596

Alternative Carriers - 0.0%*
CenturyLink Inc.	2,674	31,446

	Number of Shares	Fair Value $
Apparel Retail - 0.2%
Foot Locker Inc.	300	12,576
L Brands Inc.	587	15,321
Ross Stores Inc.	1,035	102,589
The Gap Inc.	530	9,524
The TJX Companies Inc.	3,396	179,580

		319,590

Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc.	996	17,151
PVH Corp.	208	19,685
Ralph Lauren Corp.	158	17,947
Tapestry Inc.	836	26,526
Under Armour Inc., Class A (a)	479	12,143
Under Armour Inc., Class C (a)	482	10,701
VF Corp.	872	76,169

		180,322

Application Software - 0.6%
Adobe Inc. (a)	1,353	398,662
ANSYS Inc. (a)	231	47,313
Autodesk Inc. (a)	619	100,835
Cadence Design Systems Inc. (a)	800	56,648
Citrix Systems Inc.	365	35,821
Intuit Inc.	717	187,374
salesforce.com Inc. (a)	2,152	326,523
Synopsys Inc. (a)	410	52,763

		1,205,939

Asset Management & Custody Banks - 0.3%
Affiliated Managers Group Inc.	162	14,927
Ameriprise Financial Inc.	367	53,274
BlackRock Inc.	329	154,400
Franklin Resources Inc.	792	27,562
Invesco Ltd.	1,109	22,690
Northern Trust Corp.	610	54,900
State Street Corp. (e)	1,066	59,760
T Rowe Price Group Inc.	619	67,910
The Bank of New York Mellon Corp.	2,495	110,154

		565,577

Auto Parts & Equipment - 0.0%*
BorgWarner Inc.	539	22,627

Automobile Manufacturers - 0.1%
Ford Motor Co.	10,815	110,637
General Motors Co.	3,733	143,833

		254,470

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	13

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Automotive Retail - 0.1%
Advance Auto Parts Inc.	195	30,057
AutoZone Inc. (a)	68	74,764
CarMax Inc. (a)	503	43,676
O’Reilly Automotive Inc. (a)	222	81,989

		230,486

Biotechnology - 0.8%
AbbVie Inc.	4,096	297,861
Alexion Pharmaceuticals Inc. (a)	630	82,517
Amgen Inc.	1,690	311,433
Biogen Inc. (a)	535	125,121
Celgene Corp. (a)	1,951	180,351
Gilead Sciences Inc.	3,476	234,839
Incyte Corp. (a)	517	43,924
Regeneron Pharmaceuticals Inc. (a)	229	71,677
Vertex Pharmaceuticals Inc. (a)	722	132,400

		1,480,123

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	481	26,936

Broadcasting - 0.1%
CBS Corp., Class B	993	49,551
Discovery Inc., Class A (a)	361	11,083
Discovery Inc., Class C (a)	997	28,364
Fox Corp., Class A (a)	997	36,530
Fox Corp., Class B (a)	483	17,644

		143,172

Building Products - 0.1%
AO Smith Corp.	400	18,864
Fortune Brands Home & Security Inc.	378	21,595
Johnson Controls International PLC	2,280	94,187
Masco Corp.	873	34,256

		168,902

Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)	476	188,106
Comcast Corp., Class A	12,596	532,559
DISH Network Corp., Class A (a)	600	23,046

		743,711

Casinos & Gaming - 0.0%*
MGM Resorts International	1,420	40,570
Wynn Resorts Ltd.	278	34,469

		75,039

	Number of Shares	Fair Value $
Commodity Chemicals - 0.1%
Dow Inc. (a)	2,082	102,664
LyondellBasell Industries N.V., Class A	864	74,416

		177,080

Communications Equipment - 0.4%
Arista Networks Inc. (a)	144	37,385
Cisco Systems Inc.	11,860	649,098
F5 Networks Inc. (a)	168	24,466
Juniper Networks Inc.	1,045	27,828
Motorola Solutions Inc.	453	75,529

		814,306

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	618	43,093

Construction & Engineering - 0.0%*
Jacobs Engineering Group Inc.	356	30,043
Quanta Services Inc.	358	13,672

		43,715

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc.	1,583	215,747
Cummins Inc.	404	69,221
PACCAR Inc.	925	66,286
Wabtec Corp.	399	28,632

		379,886

Construction Materials - 0.0%*
Martin Marietta Materials Inc.	182	41,880
Vulcan Materials Co.	378	51,903

		93,783

Consumer Electronics - 0.0%*
Garmin Ltd.	315	25,137

Consumer Finance - 0.3%
American Express Co.	1,896	234,042
Capital One Financial Corp.	1,296	117,599
Discover Financial Services	927	71,926
Synchrony Financial	1,816	62,961

		486,528

Copper - 0.0%*
Freeport-McMoRan Inc.	4,227	49,075

Data Processing & Outsourced Services - 1.4%
Alliance Data Systems Corp.	128	17,937
Automatic Data Processing Inc.	1,204	199,057
Broadridge Financial Solutions Inc.	335	42,773

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Fidelity National Information Services Inc.	892	109,431
Fiserv Inc. (a)	1,114	101,552
FleetCor Technologies Inc. (a)	241	67,685
Global Payments Inc.	431	69,016
Jack Henry & Associates Inc.	223	29,864
Mastercard Inc., Class A	2,493	659,473
Paychex Inc.	851	70,029
PayPal Holdings Inc. (a)	3,257	372,796
The Western Union Co.	1,191	23,689
Total System Services Inc.	472	60,544
Visa Inc., Class A	4,824	837,205

		2,661,051

Department Stores - 0.0%*
Kohl’s Corp.	452	21,492
Macy’s Inc.	919	19,722
Nordstrom Inc.	309	9,845

		51,059

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	462	25,609
Constellation Brands Inc., Class A	474	93,349

		118,958

Distributors - 0.0%*
Genuine Parts Co.	412	42,675
LKQ Corp. (a)	836	22,246

		64,921

Diversified Banks - 1.5%
Bank of America Corp.	24,497	710,413
Citigroup Inc.	6,455	452,044
JPMorgan Chase & Co.	9,001	1,006,312
U.S. Bancorp	4,141	216,988
Wells Fargo & Co.	11,185	529,274

		2,915,031

Diversified Chemicals - 0.0%*
Eastman Chemical Co.	405	31,521

Diversified Support Services - 0.1%
Cintas Corp.	232	55,051
Copart Inc. (a)	560	41,855

		96,906

Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	2,201	120,329

Electric Utilities - 0.7%
Alliant Energy Corp.	690	33,865

	Number of Shares	Fair Value $
American Electric Power Company Inc.	1,386	121,982
Duke Energy Corp.	2,014	177,715
Edison International	943	63,568
Entergy Corp.	511	52,597
Evergy Inc.	669	40,240
Eversource Energy	892	67,578
Exelon Corp.	2,710	129,918
FirstEnergy Corp.	1,362	58,307
NextEra Energy Inc.	1,326	271,644
Pinnacle West Capital Corp.	331	31,144
PPL Corp.	2,060	63,881
The Southern Co.	2,860	158,101
Xcel Energy Inc.	1,386	82,453

		1,352,993

Electrical Components & Equipment - 0.2%
AMETEK Inc.	655	59,500
Eaton Corporation PLC	1,208	100,602
Emerson Electric Co.	1,704	113,691
Rockwell Automation Inc.	333	54,556

		328,349

Electronic Components - 0.1%
Amphenol Corp., Class A	799	76,656
Corning Inc.	2,123	70,547

		147,203

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	373	20,179
Keysight Technologies Inc. (a)	500	44,905

		65,084

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)	100	15,425

Environmental & Facilities Services - 0.1%
Republic Services Inc.	590	51,118
Rollins Inc.	450	16,141
Waste Management Inc.	1,092	125,984

		193,243

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	601	28,073
Corteva Inc. (a)	2,082	61,565
FMC Corp.	368	30,525
The Mosaic Co.	1,064	26,632

		146,795

Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	320	33,162

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	15

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

CME Group Inc.	991	192,363
Intercontinental Exchange Inc.	1,558	133,895
MarketAxess Holdings Inc.	100	32,142
Moody’s Corp.	455	88,866
MSCI Inc.	250	59,697
Nasdaq Inc.	351	33,756
S&P Global Inc.	680	154,897

		728,778

Food Distributors - 0.0%*
Sysco Corp.	1,328	93,916

Food Retail - 0.0%*
The Kroger Co.	2,167	47,046

Footwear - 0.2%
NIKE Inc., Class B	3,481	292,230

Gas Utilities - 0.0%*
Atmos Energy Corp.	344	36,313

General Merchandise Stores - 0.1%
Dollar General Corp.	733	99,072
Dollar Tree Inc. (a)	654	70,233
Target Corp.	1,395	120,821

		290,126

Gold - 0.0%*
Newmont Goldcorp Corp.	2,300	88,481

Health Care REITs - 0.1%
HCP Inc.	1,327	42,437
Ventas Inc.	1,018	69,580
Welltower Inc.	1,109	90,417

		202,434

Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	458	39,049
Cardinal Health Inc.	862	40,600
Henry Schein Inc. (a)	364	25,444
McKesson Corp.	539	72,436

		177,529

Healthcare Equipment - 1.0%
Abbott Laboratories	4,877	410,156
ABIOMED Inc. (a)	124	32,301
Baxter International Inc.	1,288	105,487
Becton Dickinson and Co.	746	187,999
Boston Scientific Corp. (a)	3,799	163,281
Danaher Corp.	1,745	249,395
Edwards Lifesciences Corp. (a)	575	106,226
Hologic Inc. (a)	765	36,735

	Number of Shares	Fair Value $
IDEXX Laboratories Inc. (a)	236	64,978
Intuitive Surgical Inc. (a)	319	167,331
ResMed Inc.	399	48,690
Stryker Corp.	856	175,977
Teleflex Inc.	126	41,725
Varian Medical Systems Inc. (a)	257	34,985
Zimmer Biomet Holdings Inc.	563	66,288

		1,891,554

Healthcare Facilities - 0.1%
HCA Healthcare Inc.	736	99,485
Universal Health Services Inc., Class B	242	31,554

		131,039

Healthcare Services - 0.2%
Cigna Corp. (a)	1,049	165,270
CVS Health Corp.	3,594	195,837
DaVita Inc. (a)	339	19,072
Laboratory Corporation of America Holdings (a)	269	46,510
Quest Diagnostics Inc.	390	39,706

		466,395

Healthcare Supplies - 0.1%
Align Technology Inc. (a)	205	56,108
DENTSPLY SIRONA Inc.	653	38,109
The Cooper Companies Inc.	140	47,165

		141,382

Healthcare Technology - 0.0%*
Cerner Corp.	926	67,876

Home Building - 0.1%
D.R. Horton Inc.	953	41,103
Lennar Corp., Class A	756	36,636
PulteGroup Inc.	699	22,102

		99,841

Home Furnishings - 0.0%*
Leggett & Platt Inc.	394	15,118
Mohawk Industries Inc. (a)	173	25,512

		40,630

Home Improvement Retail - 0.4%
Lowe’s Companies Inc.	2,167	218,672
The Home Depot Inc.	3,052	634,724

		853,396

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,033	37,041

See Notes to Schedules of Investments and Notes to Financial Statements.

16	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp.	1,099	51,159
Hilton Worldwide Holdings Inc.	760	74,282
Marriott International Inc., Class A	762	106,901
Norwegian Cruise Line Holdings Ltd. (a)	548	29,389
Royal Caribbean Cruises Ltd.	472	57,211

		318,942

Household Appliances - 0.0%*
Whirlpool Corp.	194	27,618

Household Products - 0.6%
Church & Dwight Company Inc.	655	47,854
Colgate-Palmolive Co.	2,374	170,145
Kimberly-Clark Corp.	950	126,616
The Clorox Co.	376	57,569
The Procter & Gamble Co.	6,958	762,945

		1,165,129

Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,212	18,689

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	366	20,866

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	1,219	322,133
Walmart Inc.	3,878	428,480

		750,613

Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,955	32,766
NRG Energy Inc.	755	26,515

		59,281

Industrial Conglomerates - 0.5%
3M Co.	1,597	276,824
General Electric Co.	24,173	253,816
Honeywell International Inc.	2,017	352,148
Roper Technologies Inc.	295	108,047

		990,835

Industrial Gases - 0.1%
Air Products & Chemicals Inc.	623	141,028

Industrial Machinery - 0.3%
Dover Corp.	423	42,385
Flowserve Corp.	322	16,966
Fortive Corp.	848	69,129
Illinois Tool Works Inc.	827	124,720

	Number of Shares	Fair Value $
Ingersoll-Rand PLC	634	80,309
Parker-Hannifin Corp.	363	61,714
Snap-on Inc.	147	24,349
Stanley Black & Decker Inc.	430	62,182
Xylem Inc.	463	38,725

		520,479

Industrial REITs - 0.1%
Duke Realty Corp.	980	30,978
Prologis Inc. REIT	1,702	136,330

		167,308

Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	467	40,905
Marsh & McLennan Companies Inc.	1,424	142,044

		182,949

Integrated Oil & Gas - 0.9%
Chevron Corp.	5,284	657,541
Exxon Mobil Corp.	11,739	899,559
Occidental Petroleum Corp.	2,064	103,778

		1,660,878

Integrated Telecommunication Services - 0.7%
AT&T Inc.	20,234	678,041
Verizon Communications Inc.	11,477	655,681

		1,333,722

Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	2,125	100,300
Electronic Arts Inc. (a)	816	82,628
Take-Two Interactive Software Inc. (a)	330	37,465

		220,393

Interactive Media & Services - 1.6%
Alphabet Inc., Class A (a)(h)	831	899,807
Alphabet Inc., Class C (a)(h)	850	918,773
Facebook Inc., Class A (a)	6,667	1,286,731
TripAdvisor Inc. (a)	302	13,980
Twitter Inc. (a)	2,010	70,149

		3,189,440

Internet & Direct Marketing Retail - 1.3%
Amazon.com Inc. (a)	1,148	2,173,887
Booking Holdings Inc. (a)	120	224,965
eBay Inc.	2,250	88,875
Expedia Group Inc.	344	45,763

		2,533,490

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	17

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	479	38,387
VeriSign Inc. (a)	288	60,238

		98,625

Investment Banking & Brokerage - 0.3%
E*TRADE Financial Corp.	664	29,614
Morgan Stanley	3,546	155,350
Raymond James Financial Inc.	347	29,339
The Charles Schwab Corp.	3,266	131,261
The Goldman Sachs Group Inc.	941	192,529

		538,093

IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A	1,561	98,952
DXC Technology Co.	734	40,480
Gartner Inc. (a)	259	41,684
International Business Machines Corp.	2,457	338,820

		519,936

Leisure Products - 0.0%*
Hasbro Inc.	344	36,354

Life & Health Insurance - 0.2%
Aflac Inc.	2,114	115,868
Lincoln National Corp.	584	37,639
MetLife Inc.	2,620	130,136
Principal Financial Group Inc.	738	42,745
Prudential Financial Inc.	1,120	113,120
Torchmark Corp.	285	25,496
Unum Group	557	18,687

		483,691

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	868	64,814
Illumina Inc. (a)	406	149,469
IQVIA Holdings Inc. (a)	434	69,831
Mettler-Toledo International Inc. (a)	68	57,120
PerkinElmer Inc.	325	31,310
Thermo Fisher Scientific Inc.	1,108	325,397
Waters Corp. (a)	202	43,478

		741,419

Managed Healthcare - 0.5%
Anthem Inc.	712	200,933
Centene Corp. (a)	1,154	60,516
Humana Inc.	372	98,692
UnitedHealth Group Inc.	2,636	643,210

	Number of Shares	Fair Value $
WellCare Health Plans Inc. (a)	139	39,625

		1,042,976

Metal & Glass Containers - 0.0%*
Ball Corp.	892	62,431

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	453	16,231

Movies & Entertainment - 0.6%
Netflix Inc. (a)	1,212	445,192
The Walt Disney Co.	4,842	676,137
Viacom Inc., Class B	983	29,362

		1,150,691

Multi-Line Insurance - 0.1%
American International Group Inc.	2,394	127,552
Assurant Inc.	144	15,319
The Hartford Financial Services Group Inc.	1,035	57,670

		200,541

Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)	5,377	1,146,215
Jefferies Financial Group Inc.	697	13,403

		1,159,618

Multi-Utilities - 0.4%
Ameren Corp.	693	52,051
CenterPoint Energy Inc.	1,391	39,824
CMS Energy Corp.	812	47,023
Consolidated Edison Inc.	922	80,841
Dominion Energy Inc.	2,219	171,573
DTE Energy Co.	533	68,160
NiSource Inc.	992	28,570
Public Service Enterprise Group Inc.	1,408	82,819
Sempra Energy	757	104,042
WEC Energy Group Inc.	839	69,947

		744,850

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	330	46,560
Boston Properties Inc.	424	54,696
SL Green Realty Corp.	225	18,083
Vornado Realty Trust	490	31,409

		150,748

See Notes to Schedules of Investments and Notes to Financial Statements.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	280	14,174

Oil & Gas Equipment & Services - 0.1%
Baker Hughes a GE Co.	1,515	37,315
Halliburton Co.	2,363	53,735
National Oilwell Varco Inc.	1,105	24,564
Schlumberger Ltd.	3,845	152,800

		268,414

Oil & Gas Exploration & Production - 0.4%
Anadarko Petroleum Corp.	1,434	101,183
Apache Corp.	1,121	32,475
Cabot Oil & Gas Corp.	1,198	27,506
Cimarex Energy Co.	308	18,274
Concho Resources Inc.	580	59,844
ConocoPhillips	3,146	191,906
Devon Energy Corp.	1,134	32,342
Diamondback Energy Inc.	430	46,857
EOG Resources Inc.	1,604	149,429
Hess Corp.	735	46,724
Marathon Oil Corp.	2,199	31,248
Noble Energy Inc.	1,383	30,979
Pioneer Natural Resources Co.	474	72,930

		841,697

Oil & Gas Refining & Marketing - 0.2%
HollyFrontier Corp.	460	21,289
Marathon Petroleum Corp.	1,889	105,557
Phillips 66	1,195	111,780
Valero Energy Corp.	1,150	98,452

		337,078

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc.	5,371	112,146
ONEOK Inc.	1,172	80,645
The Williams Companies Inc.	3,413	95,701

		288,492

Packaged Foods & Meats - 0.4%
Campbell Soup Co.	560	22,439
Conagra Brands Inc.	1,326	35,166
General Mills Inc.	1,664	87,393
Hormel Foods Corp.	817	33,121
Kellogg Co.	713	38,195
Lamb Weston Holdings Inc.	400	25,344
McCormick & Company Inc.	344	53,323
Mondelez International Inc., Class A	3,974	214,199
The Hershey Co.	393	52,674
The JM Smucker Co.	324	37,322
The Kraft Heinz Co.	1,763	54,723

	Number of Shares	Fair Value $
Tyson Foods Inc., Class A	763	61,605

		715,504

Paper Packaging - 0.1%
Avery Dennison Corp.	225	26,028
International Paper Co.	1,099	47,608
Packaging Corporation of America	259	24,688
Sealed Air Corp.	464	19,850
WestRock Co.	700	25,529

		143,703

Personal Products - 0.1%
Coty Inc., Class A	630	8,442
The Estee Lauder Companies Inc., Class A	605	110,782

		119,224

Pharmaceuticals - 1.6%
Allergan PLC	850	142,316
Bristol-Myers Squibb Co.	4,503	204,211
Eli Lilly & Co.	2,393	265,120
Johnson & Johnson	7,367	1,026,076
Merck & Company Inc.	7,143	598,941
Mylan N.V. (a)	1,430	27,227
Nektar Therapeutics (a)	550	19,569
Pfizer Inc.	15,350	664,962
Zoetis Inc.	1,323	150,147

		3,098,569

Property & Casualty Insurance - 0.3%
Chubb Ltd.	1,267	186,616
Cincinnati Financial Corp.	426	44,163
Loews Corp.	711	38,870
The Allstate Corp. (h)	940	95,589
The Progressive Corp.	1,663	132,924
The Travelers Companies Inc.	709	106,010

		604,172

Publishing - 0.0%*
News Corp., Class A	1,011	13,639
News Corp., Class B	442	6,170

		19,809

Railroads - 0.3%
CSX Corp.	2,089	161,626
Kansas City Southern	276	33,622
Norfolk Southern Corp.	735	146,507
Union Pacific Corp.	1,961	331,625

		673,380

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)	909	46,632

Regional Banks - 0.4%
BB&T Corp.	2,137	104,991
Citizens Financial Group Inc.	1,301	46,003
Comerica Inc.	466	33,850
Fifth Third Bancorp	1,941	54,154
First Republic Bank	470	45,896
Huntington Bancshares Inc.	3,007	41,557
KeyCorp	2,772	49,203
M&T Bank Corp.	388	65,987
People’s United Financial Inc.	1,150	19,297
Regions Financial Corp.	2,797	41,787
SunTrust Banks Inc.	1,183	74,352
SVB Financial Group (a)	153	34,362
The PNC Financial Services Group Inc.	1,248	171,325
Zions Bancorp NA	552	25,381

		808,145

Research & Consulting Services - 0.1%
Equifax Inc.	332	44,900
Nielsen Holdings PLC	1,001	22,622
Verisk Analytics Inc.	467	68,397

		135,919

Residential REITs - 0.2%
Apartment Investment & Management Co., Class A	418	20,950
AvalonBay Communities Inc.	391	79,443
Equity Residential	1,020	77,438
Essex Property Trust Inc.	191	55,759
Mid-America Apartment Communities Inc.	322	37,919
UDR Inc.	817	36,675

		308,184

Restaurants - 0.5%
Chipotle Mexican Grill Inc. (a)	67	49,103
Darden Restaurants Inc.	347	42,240
McDonald’s Corp.	2,117	439,616
Starbucks Corp.	3,325	278,735
Yum! Brands Inc.	848	93,848

		903,542

Retail REITs - 0.1%
Federal Realty Investment Trust	205	26,396
Kimco Realty Corp.	1,110	20,513
Realty Income Corp.	845	58,280
Regency Centers Corp.	500	33,370
Simon Property Group Inc.	854	136,435

	Number of Shares	Fair Value $
The Macerich Co.	346	11,587

		286,581

Semiconductor Equipment - 0.1%
Applied Materials Inc.	2,562	115,059
KLA-Tencor Corp.	448	52,954
Lam Research Corp.	413	77,578

		245,591

Semiconductors - 1.2%
Advanced Micro Devices Inc. (a)	2,470	75,014
Analog Devices Inc.	1,014	114,450
Broadcom Inc.	1,097	315,782
Intel Corp.	12,373	592,295
Maxim Integrated Products Inc.	800	47,856
Microchip Technology Inc.	688	59,650
Micron Technology Inc. (a)	3,012	116,233
NVIDIA Corp.	1,687	277,056
Qorvo Inc. (a)	329	21,915
QUALCOMM Inc.	3,328	253,161
Skyworks Solutions Inc.	425	32,840
Texas Instruments Inc.	2,599	298,261
Xilinx Inc.	743	87,615

		2,292,128

Soft Drinks - 0.6%
Monster Beverage Corp. (a)	1,077	68,745
PepsiCo Inc.	3,887	509,702
The Coca-Cola Co.	10,657	542,655

		1,121,102

Specialized Consumer Services - 0.0%*
H&R Block Inc.	525	15,382

Specialized REITs - 0.5%
American Tower Corp.	1,224	250,247
Crown Castle International Corp.	1,149	149,772
Digital Realty Trust Inc.	573	67,494
Equinix Inc.	236	119,012
Extra Space Storage Inc.	359	38,090
Iron Mountain Inc.	805	25,197
Public Storage	414	98,602
SBA Communications Corp. (a)	316	71,049
Weyerhaeuser Co.	2,083	54,866

		874,329

Specialty Chemicals - 0.3%
Albemarle Corp.	304	21,405
Celanese Corp.	380	40,964
DuPont de Nemours Inc.	2,082	156,296
Ecolab Inc.	701	138,405

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

International Flavors & Fragrances Inc.	291	42,221
PPG Industries Inc.	625	72,944
The Sherwin-Williams Co.	224	102,657

		574,892

Specialty Stores - 0.1%
Tiffany & Co.	293	27,437
Tractor Supply Co.	285	31,008
Ulta Salon Cosmetics & Fragrance Inc. (a)	152	52,727

		111,172

Steel - 0.0%*
Nucor Corp.	836	46,064

Systems Software - 1.7%
Fortinet Inc. (a)	400	30,732
Microsoft Corp.	21,271	2,849,463
Oracle Corp.	6,759	385,060
Red Hat Inc. (a)	490	92,002
Symantec Corp.	1,823	39,669

		3,396,926

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	12,133	2,401,363
Hewlett Packard Enterprise Co.	3,763	56,257
HP Inc.	4,279	88,961
NetApp Inc.	667	41,154
Western Digital Corp.	844	40,132
Xerox Corp.	496	17,563

		2,645,430

Tobacco - 0.3%
Altria Group Inc. (h)	5,163	244,468
Philip Morris International Inc.	4,311	338,543

		583,011

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,656	53,969
United Rentals Inc. (a)	234	31,036
WW Grainger Inc.	132	35,406

		120,411

Trucking - 0.0%*
JB Hunt Transport Services Inc.	251	22,944

Water Utilities - 0.0%*
American Water Works Company Inc.	523	60,668

Total Common Stock (Cost $52,062,533)		66,227,633

	Number of Shares	Fair Value $

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (i)	1,469	38,576

Total Preferred Stock (Cost $36,725)		38,576

Total Domestic Equity (Cost $52,099,258)		66,266,209

Foreign Equity - 0.8%
Common Stock - 0.8%
Apparel, Accessories & Luxury Goods - 0.0%*
Capri Holdings Ltd. (a)	477	16,542

Auto Parts & Equipment - 0.0%*
Aptiv PLC	724	58,521

Building Products - 0.0%*
Allegion PLC	274	30,291

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	942	90,225

Healthcare Equipment - 0.2%
Medtronic PLC	3,671	357,519

Industrial Gases - 0.2%
Linde PLC	1,504	302,003

Industrial Machinery - 0.0%*
Pentair PLC	418	15,549

Insurance Brokers - 0.1%
Aon PLC	664	128,139
Willis Towers Watson PLC	355	67,996

		196,135

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	1,767	326,488

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	1,206	31,284

Paper Packaging - 0.0%*
Amcor PLC (a)	4,485	51,533

Pharmaceuticals - 0.0%*
Perrigo Company PLC	329	15,667

Reinsurance - 0.0%*
Everest Re Group Ltd.	109	26,943

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Research & Consulting Services - 0.0%*
IHS Markit Ltd. (a)	1,020	64,994

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC	748	35,246

Total Foreign Equity (Cost $1,245,480)		1,618,940

Bonds and Notes - 34.8%
U.S. Treasuries - 8.7%
U.S. Treasury Bonds
2.25% 08/15/46 (h)	502,000	474,233
3.00% 08/15/48 (h)	2,392,300	2,623,680
U.S. Treasury Notes
1.38% 12/15/19 (h)	2,975,100	2,965,803
1.50% 11/30/19 (h)	2,585,700	2,579,135
1.63% 02/15/26 (h)	4,368,500	4,304,337
2.25% 03/31/20 (h)	1,149,100	1,151,030
2.50% 01/31/24 (h)	2,513,900	2,596,584
2.63% 02/15/29 (h)	188,400	198,674

		16,893,476

Agency Mortgage Backed - 11.6%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (i)(h)	295,000	331,513
4.50% 06/01/33 - 02/01/35 (h)	2,294	2,426
5.00% 07/01/35 (h)	15,791	17,102
5.50% 05/01/20 - 04/01/39 (h)	28,180	30,835
6.00% 05/01/20 - 11/01/37 (h)	70,131	79,882
6.50% 11/01/28 - 06/01/29 (h)	989	1,104
7.00% 06/01/29 - 08/01/36 (h)	15,516	17,959
7.50% 09/01/33 (h)	1,100	1,197
8.00% 07/01/26 - 11/01/30 (h)	1,733	1,968
8.50% 04/01/30 (h)	4,693	5,986
Federal National Mortgage Assoc.
3.50% 08/01/45 - 07/01/47 (h)	1,001,924	1,039,714
4.00% 01/01/41 - 10/01/47 (h)	1,648,301	1,719,232
4.50% 10/01/19 - 02/01/40 (h)	119,406	128,080
5.00% 07/01/20 - 05/01/39 (h)	51,976	56,099

	Principal Amount ($)	Fair Value $
5.50% 06/01/20 - 01/01/39 (h)	111,929	121,735
6.00% 02/01/20 - 05/01/41 (h)	347,428	395,636
6.50% 10/01/28 - 08/01/36 (h)	10,615	11,622
7.00% 05/01/33 - 12/01/33 (h)	549	587
7.50% 12/01/26 - 03/01/33 (h)	4,150	4,710
8.00% 06/01/24 - 12/01/30 (h)	5,199	5,342
9.00% 12/01/22 (h)	234	244
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47% 04/01/37 (h)(i)	473	485
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	725,000	729,662
3.00% TBA (c)	3,840,934	3,882,087
3.50% TBA (c)	3,914,000	3,999,951
4.00% TBA (c)	2,057,000	2,125,848
4.50% TBA (c)	1,171,000	1,223,437
Government National Mortgage Assoc.
3.00% 12/20/42	1,432,206	1,474,508
4.00% 01/20/41 - 04/20/43 (h)	302,798	319,250
4.50% 08/15/33 - 03/20/41 (h)	132,199	140,609
5.00% 08/15/33 (h)	6,725	7,165
6.00% 07/15/33 - 04/15/34 (h)	6,497	7,524
6.50% 04/15/28 - 07/15/36 (h)	12,131	13,763
7.00% 04/15/28 - 10/15/36 (h)	3,932	4,392
7.50% 07/15/23 - 04/15/28 (h)	6,562	6,832
8.00% 05/15/30 (h)	172	187
9.00% 12/15/21 (h)	105	109
3.50% TBA (c)	2,190,000	2,260,255
4.00% TBA (c)	1,160,000	1,202,456
4.50% TBA (c)	1,243,000	1,295,616

		22,667,109

Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (g)(h)(i)	129,005	349
3.30% 04/25/29 (h)	176,000	187,611

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.77% 12/25/28 (h)	138,000	152,168
4.06% 10/25/28 (h)(i)	297,000	334,002
Federal Home Loan Mortgage Corp. REMIC
3.50% 09/15/29 - 11/15/30 (g)(h)	50,190	2,685
5.50% 06/15/33 (g)(h)	5,203	890
7.50% 07/15/27 (g)(h)	5,059	891
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.21% 08/15/25 (g)(h)(i)	21,398	1,032
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (d)(f)(h)	200	184
8.00% 02/01/23 - 07/01/24 (g)(h)	641	82
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (d)(f)(h)	24	24
1.09% 12/25/42 (g)(h)(i)	27,932	899
5.00% 09/25/40 (h)	22,600	2,234
8.00% 05/25/22 (g)(h)***	-	3
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.51% 07/25/38 (h)(i)	8,467	1,068
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (g)(h)	12,818	2,153
5.00% 03/25/38 - 05/25/38 (g)(h)	7,194	1,345
5.50% 12/25/33 (g)(h)	2,510	514
6.00% 01/25/35 (g)(h)	6,738	1,533
7.50% 11/25/23 (g)(h)	4,774	518
8.00% 08/25/23 - 07/25/24 (g)(h)	1,309	173
8.50% 07/25/22 (g)(h)	77	6
8.50% 07/25/22 (g)(h)**	3	-
9.00% 05/25/22 (g)(h)	88	6
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (g)(h)	14,956	861
5.00% 09/20/38 (g)(h)	2,391	43
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.41% 01/16/40 (g)(h)(i)	48,707	9,675

		700,949

	Principal Amount ($)	Fair Value $
Asset Backed - 0.8%
American Express Credit Account Master Trust 2017-6
2.04% 05/15/23 (h)	257,738	257,478
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22 (h)	150,000	150,445
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24 (h)	326,000	333,947
BA Credit Card Trust 2018-A1
2.70% 07/17/23 (h)	131,000	132,238
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (b)(h)	100,000	101,688
Citibank Credit Card Issuance Trust 2016-A1
1.75% 11/19/21 (h)	308,000	307,383
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/22/24 (b)(h)	137,000	140,516
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22 (h)	85,000	85,695
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (b)(h)	100,000	102,081

		1,611,471

Corporate Notes - 12.0%
3M Co.
4.00% 09/14/48 (h)	20,000	21,635
Abbott Laboratories
2.90% 11/30/21 (h)	78,000	79,265
3.75% 11/30/26 (h)	21,000	22,748
4.90% 11/30/46 (h)	25,000	30,834
AbbVie Inc.
3.20% 05/14/26 (h)	31,000	31,286
4.45% 05/14/46 (h)	31,000	30,410
4.70% 05/14/45 (h)	8,000	8,153
4.88% 11/14/48 (h)	9,000	9,459
Activision Blizzard Inc.
2.30% 09/15/21 (h)	67,000	66,887
Aetna Inc.
3.50% 11/15/24 (h)	27,000	27,847
Aflac Inc.
4.00% 10/15/46 (h)	6,000	6,266
Aircastle Ltd.
4.25% 06/15/26 (h)	45,000	45,563

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (h)	16,000	18,005
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (b)(h)	36,000	36,064
Allergan Finance LLC
3.25% 10/01/22 (h)	26,000	26,416
4.63% 10/01/42 (h)	5,000	4,965
Allergan Funding SCS
3.00% 03/12/20 (h)	46,000	46,116
3.45% 03/15/22 (h)	16,000	16,313
Allergan Sales LLC
5.00% 12/15/21 (b)(h)	62,000	65,091
Altria Group Inc.
2.95% 05/02/23 (h)	17,000	17,201
3.80% 02/14/24 (h)	16,000	16,689
4.25% 08/09/42 (h)	4,000	3,711
4.40% 02/14/26 (h)	33,000	35,312
4.50% 05/02/43 (h)	15,000	14,343
4.80% 02/14/29 (h)	33,000	35,584
5.95% 02/14/49 (h)	18,000	20,467
Amazon.com Inc.
2.80% 08/22/24 (h)	19,000	19,552
3.15% 08/22/27 (h)	14,000	14,708
3.88% 08/22/37 (h)	11,000	12,125
4.05% 08/22/47 (h)	11,000	12,439
4.25% 08/22/57 (h)	16,000	18,498
Ameren Corp.
3.65% 02/15/26 (h)	16,000	16,516
American Campus Communities Operating Partnership LP
3.35% 10/01/20 (h)	30,000	30,312
4.13% 07/01/24 (h)	14,000	14,786
American Express Co.
3.00% 10/30/24 (h)	38,000	38,910
American International Group Inc.
4.25% 03/15/29 (h)	23,000	24,660
4.50% 07/16/44 (h)	28,000	29,547
6.40% 12/15/20 (h)	15,000	15,845
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (h)(i)	6,000	6,127
American Tower Corp.
3.38% 10/15/26 (h)	7,000	7,122
3.80% 08/15/29 (h)	55,000	56,975
4.40% 02/15/26 (h)	26,000	28,012
American Water Capital Corp.
2.95% 09/01/27 (h)	26,000	26,068

	Principal Amount ($)	Fair Value $
Amgen Inc.
2.65% 05/11/22 (h)	36,000	36,268
3.20% 11/02/27 (h)	19,000	19,464
4.56% 06/15/48 (h)	20,000	21,683
4.66% 06/15/51 (h)	9,000	9,833
Anadarko Petroleum Corp.
4.85% 03/15/21 (h)	4,000	4,141
6.20% 03/15/40 (h)	10,000	12,017
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (h)	12,000	12,832
5.25% 01/15/25 (h)	177,000	186,855
5.50% 10/15/19 (h)	64,000	64,333
6.25% 10/15/22 (h)	44,000	45,093
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (h)	63,000	66,233
4.70% 02/01/36 (h)	15,000	16,467
4.90% 02/01/46 (h)	58,000	64,541
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28 (h)	12,000	12,936
4.38% 04/15/38 (h)	68,000	71,900
4.60% 04/15/48 (h)	30,000	32,136
4.75% 04/15/58 (h)	16,000	17,078
5.55% 01/23/49 (h)	48,000	58,688
Anthem Inc.
3.30% 01/15/23 (h)	23,000	23,669
Apache Corp.
4.38% 10/15/28 (h)	9,000	9,400
5.10% 09/01/40 (h)	16,000	16,087
Apple Inc.
2.50% 02/09/22 (h)	34,000	34,387
2.85% 05/11/24 (h)	27,000	27,795
3.35% 02/09/27 (h)	16,000	16,822
3.45% 02/09/45 (h)	42,000	41,987
3.85% 08/04/46 (h)	38,000	40,408
4.25% 02/09/47 (h)	16,000	17,947
4.65% 02/23/46 (h)	6,000	7,119
Applied Materials Inc.
4.35% 04/01/47 (h)	20,000	22,314
Aptiv PLC
4.40% 10/01/46 (h)	17,000	15,889
ArcelorMittal
6.75% 03/01/41 (h)	10,000	11,610
Archer-Daniels-Midland Co.
2.50% 08/11/26 (h)	19,000	19,018
Ascension Health
4.85% 11/15/53 (h)	13,000	15,931
AstraZeneca PLC
2.38% 11/16/20 (h)	12,000	12,010

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.50% 08/17/23 (h)	17,000	17,706
4.00% 01/17/29 (h)	14,000	15,307
4.38% 08/17/48 (h)	10,000	11,207
AT&T Inc.
3.00% 06/30/22 (h)	38,000	38,662
3.80% 03/15/22 (h)	40,000	41,463
4.35% 03/01/29 (h)	78,000	83,944
4.45% 04/01/24 (h)	19,000	20,465
4.50% 05/15/35 (h)	31,000	32,492
4.55% 03/09/49 (h)	17,000	17,371
4.75% 05/15/46 (h)	15,000	15,783
4.80% 06/15/44 (h)	20,000	21,076
4.85% 03/01/39 (h)	35,000	37,649
5.15% 11/15/46 (h)	5,000	5,527
5.25% 03/01/37 (h)	20,000	22,440
5.35% 12/15/43 (h)	30,000	33,021
5.45% 03/01/47 (h)	37,000	42,531
Athene Holding Ltd.
4.13% 01/12/28 (h)	22,000	22,173
Avangrid Inc.
3.15% 12/01/24 (h)	37,000	37,638
Bank of America Corp.
3.25% 10/21/27 (h)	46,000	47,088
3.95% 04/21/25 (h)	27,000	28,317
4.18% 11/25/27 (h)	39,000	41,373
4.25% 10/22/26 (h)	44,000	47,025
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37% 07/21/21 (h)(i)	37,000	36,962
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (h)(i)	257,000	261,174
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (h)(i)	102,000	105,072
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (h)(i)	62,000	63,782
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46% 03/15/25 (h)(i)	62,000	64,337

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (h)(i)	17,000	17,987
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (h)(i)	39,000	42,464
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (h)(i)	40,000	43,650
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (h)(i)	14,000	15,596
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (h)(i)	33,000	37,354
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (h)(i)	49,000	51,462
Barrick North America Finance LLC
5.70% 05/30/41 (h)	4,000	4,861
BAT Capital Corp.
2.30% 08/14/20 (h)	96,000	95,793
2.76% 08/15/22 (h)	24,000	24,041
3.56% 08/15/27 (h)	27,000	26,880
4.39% 08/15/37 (h)	9,000	8,551
4.54% 08/15/47 (h)	20,000	18,596
Baxalta Inc.
2.88% 06/23/20 (h)	9,000	9,027
Bayer US Finance II LLC
3.50% 06/25/21 (b)(h)	200,000	203,218
Becton Dickinson and Co.
2.89% 06/06/22 (h)	29,000	29,390
3.70% 06/06/27 (h)	29,000	30,273
3.73% 12/15/24 (h)	3,000	3,144
4.67% 06/06/47 (h)	5,000	5,610
4.69% 12/15/44 (h)	4,000	4,435
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (h)	43,000	43,002

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.25% 04/15/28 (h)	16,000	16,478
3.80% 07/15/48 (h)	14,000	14,240
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 (h)	42,000	47,219
Berkshire Hathaway Inc.
4.50% 02/11/43 (h)	6,000	6,960
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (h)	5,000	6,227
Biogen Inc.
2.90% 09/15/20 (h)	12,000	12,060
BNP Paribas S.A.
5.00% 01/15/21 (h)	17,000	17,684
Boardwalk Pipelines LP
4.80% 05/03/29 (h)	26,000	27,144
Boston Scientific Corp.
4.00% 03/01/28 (h)	23,000	24,761
4.70% 03/01/49 (h)	12,000	13,698
BP Capital Markets America Inc.
3.02% 01/16/27 (h)	78,000	79,743
3.22% 11/28/23 (h)	26,000	26,847
Brighthouse Financial Inc.
3.70% 06/22/27 (h)	5,000	4,753
4.70% 06/22/47 (h)	3,000	2,507
Bristol-Myers Squibb Co.
3.20% 06/15/26 (b)(h)	61,000	63,391
3.40% 07/26/29 (b)(h)	46,000	48,188
4.13% 06/15/39 (b)(h)	21,000	22,634
4.25% 10/26/49 (b)(h)	21,000	23,206
Brixmor Operating Partnership LP
3.90% 03/15/27 (h)	12,000	12,191
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (h)	7,000	6,906
3.00% 01/15/22 (h)	18,000	18,053
3.13% 01/15/25 (h)	8,000	7,813
3.88% 01/15/27 (h)	16,000	15,675
Brown-Forman Corp.
4.00% 04/15/38 (h)	5,000	5,401
Buckeye Partners LP
5.60% 10/15/44 (h)	6,000	4,939
Bunge Limited Finance Corp.
3.75% 09/25/27 (h)	9,000	8,932
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (h)	22,000	24,711
4.55% 09/01/44 (h)	35,000	40,554
Campbell Soup Co.
3.30% 03/15/21 (h)	69,000	69,875

	Principal Amount ($)	Fair Value $
Canadian Natural Resources Ltd.
3.85% 06/01/27 (h)	5,000	5,195
4.95% 06/01/47 (h)	6,000	6,862
Cantor Fitzgerald LP
4.88% 05/01/24 (b)(h)	66,000	67,915
Capital One Financial Corp.
3.75% 07/28/26 (h)	41,000	41,733
4.75% 07/15/21 (h)	106,000	110,818
Cardinal Health Inc.
2.62% 06/15/22 (h)	10,000	10,058
3.08% 06/15/24 (h)	8,000	8,053
Caterpillar Financial Services Corp.
2.55% 11/29/22 (h)	41,000	41,462
Caterpillar Inc.
3.80% 08/15/42 (h)	6,000	6,389
CBS Corp.
2.90% 01/15/27 (h)	11,000	10,702
3.70% 06/01/28 (h)	14,000	14,261
Celgene Corp.
3.45% 11/15/27 (h)	4,000	4,165
4.35% 11/15/47 (h)	5,000	5,519
4.55% 02/20/48 (h)	23,000	26,244
Cenovus Energy Inc.
4.25% 04/15/27 (h)	11,000	11,390
5.25% 06/15/37 (h)	14,000	14,635
5.40% 06/15/47 (h)	5,000	5,383
CenterPoint Energy Inc.
2.50% 09/01/22 (h)	62,000	62,095
3.60% 11/01/21 (h)	23,000	23,619
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20 (h)	115,000	116,014
4.46% 07/23/22 (h)	87,000	91,346
4.91% 07/23/25 (h)	26,000	28,215
5.05% 03/30/29 (h)	47,000	51,853
5.75% 04/01/48 (h)	26,000	28,737
6.38% 10/23/35 (h)	5,000	5,860
6.48% 10/23/45 (h)	7,000	8,324
Chevron Corp.
2.42% 11/17/20 (h)	15,000	15,070
3.19% 06/24/23 (h)	17,000	17,648
Chubb INA Holdings Inc.
4.35% 11/03/45 (h)	16,000	18,635
Church & Dwight Company Inc.
2.45% 08/01/22 (h)	9,000	9,016
Cigna Corp.
3.20% 09/17/20 (h)(b)	43,000	43,394

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.40% 09/17/21 (b)(h)	18,000	18,349
3.75% 07/15/23 (b)(h)	18,000	18,732
4.13% 11/15/25 (b)(h)	34,000	36,168
4.38% 10/15/28 (b)(h)	14,000	15,108
4.80% 08/15/38 (b)(h)	12,000	12,921
4.90% 12/15/48 (b)(h)	14,000	15,289
Cigna Holding Co.
3.25% 04/15/25 (h)	19,000	19,319
3.88% 10/15/47 (h)	17,000	15,839
Cisco Systems Inc.
5.90% 02/15/39 (h)	16,000	21,825
Citigroup Inc.
2.70% 10/27/22 (h)	80,000	80,608
2.90% 12/08/21 (h)	104,000	105,172
4.40% 06/10/25 (h)	12,000	12,819
4.45% 09/29/27 (h)	27,000	29,091
4.65% 07/23/48 (h)	46,000	53,566
4.75% 05/18/46 (h)	18,000	20,363
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (h)(i)	186,000	188,254
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (h)(i)	15,000	15,622
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (h)(i)	24,000	26,761
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (h)(i)	86,000	86,832
CME Group Inc.
3.75% 06/15/28 (h)	17,000	18,477
CMS Energy Corp.
4.88% 03/01/44 (h)	34,000	39,477
CNA Financial Corp.
3.45% 08/15/27 (h)	11,000	11,157
3.90% 05/01/29 (h)	26,000	27,281
CNH Industrial Capital LLC
3.38% 07/15/19 (h)	25,000	25,007
4.38% 11/06/20 (h)	20,000	20,421
4.88% 04/01/21 (h)	20,000	20,711
CNH Industrial N.V.
3.85% 11/15/27 (h)	35,000	34,953
Columbia Pipeline Group Inc.
3.30% 06/01/20 (h)	20,000	20,135

	Principal Amount ($)	Fair Value $
Comcast Corp.
3.20% 07/15/36 (h)	23,000	22,342
3.38% 08/15/25 (h)	8,000	8,365
3.97% 11/01/47 (h)	83,000	86,951
4.15% 10/15/28 (h)	60,000	66,104
4.25% 10/15/30 (h)	45,000	50,190
4.60% 08/15/45 (h)	16,000	18,138
4.70% 10/15/48 (h)	16,000	18,759
CommonSpirit Health
4.35% 11/01/42 (h)	24,000	24,122
Conagra Brands Inc.
3.80% 10/22/21 (h)	42,000	43,163
5.30% 11/01/38 (h)	15,000	16,256
5.40% 11/01/48 (h)	13,000	14,267
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.34% 10/22/20 (h)(i)	36,000	36,003
Concho Resources Inc.
3.75% 10/01/27 (h)	5,000	5,172
4.30% 08/15/28 (h)	20,000	21,571
4.88% 10/01/47 (h)	8,000	9,020
ConocoPhillips Co.
4.30% 11/15/44 (h)	24,000	26,883
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (h)	29,000	28,989
3.88% 06/15/47 (h)	16,000	16,563
Constellation Brands Inc.
3.70% 12/06/26 (h)	45,000	47,131
4.50% 05/09/47 (h)	19,000	19,855
Continental Resources Inc.
4.50% 04/15/23 (h)	96,000	100,812
Corning Inc.
4.38% 11/15/57 (h)	15,000	14,628
Corporation Andina de Fomento
2.20% 07/18/20 (h)	44,000	43,828
4.38% 06/15/22 (h)	121,000	127,345
Crown Castle International Corp.
5.20% 02/15/49 (h)	16,000	18,356
CSX Corp.
4.50% 03/15/49 - 08/01/54 (h)	41,000	45,543
CubeSmart LP
4.38% 02/15/29 (h)	30,000	31,948
CVS Health Corp.
3.13% 03/09/20 (h)	140,000	140,528
3.35% 03/09/21 (h)	27,000	27,377
3.70% 03/09/23 (h)	86,000	88,850
3.88% 07/20/25 (h)	14,000	14,614
4.10% 03/25/25 (h)	31,000	32,701

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

4.30% 03/25/28 (h)	15,000	15,821
4.78% 03/25/38 (h)	41,000	42,758
5.00% 12/01/24 (h)	23,000	25,076
5.05% 03/25/48 (h)	36,000	38,389
D.R. Horton Inc.
2.55% 12/01/20 (h)	37,000	36,976
Dell International LLC/EMC Corp.
4.00% 07/15/24 (b)(h)	32,000	32,758
4.42% 06/15/21 (b)(h)	37,000	38,101
5.30% 10/01/29 (b)(h)	21,000	22,116
5.45% 06/15/23 (b)(h)	17,000	18,321
6.02% 06/15/26 (b)(h)	7,000	7,708
8.10% 07/15/36 (b)(h)	4,000	4,880
8.35% 07/15/46 (b)(h)	5,000	6,311
Deutsche Bank AG
2.70% 07/13/20 (h)	37,000	36,814
Deutsche Telekom International Finance BV
2.49% 09/19/23 (h)(b)	150,000	149,587
Devon Energy Corp.
4.00% 07/15/21 (h)	50,000	51,727
5.00% 06/15/45 (h)	8,000	9,180
Diageo Investment Corp.
2.88% 05/11/22 (h)	28,000	28,512
Diamondback Energy Inc.
4.75% 11/01/24 (h)	50,000	51,400
Digital Realty Trust LP
3.60% 07/01/29 (h)	45,000	45,682
Discovery Communications LLC
2.20% 09/20/19 (h)	38,000	37,945
2.95% 03/20/23 (h)	118,000	119,010
3.95% 03/20/28 (h)	19,000	19,557
4.95% 05/15/42 (h)	6,000	6,069
5.00% 09/20/37 (h)	10,000	10,448
Dollar Tree Inc.
4.00% 05/15/25 (h)	50,000	51,987
4.20% 05/15/28 (h)	35,000	36,223
Dominion Energy Inc.
2.58% 07/01/20 (h)	25,000	24,974
3.07% 08/15/24 (j)	25,000	25,221
DPL Inc.
4.35% 04/15/29 (b)(h)	26,000	26,375
DTE Energy Co.
2.85% 10/01/26 (h)	39,000	38,566
3.85% 12/01/23 (h)	17,000	17,815
Duke Energy Carolinas LLC
3.95% 03/15/48 (h)	16,000	16,990
Duke Energy Corp.
1.80% 09/01/21 (h)	33,000	32,627
3.55% 09/15/21 (h)	18,000	18,399
3.75% 09/01/46 (h)	4,000	3,911

	Principal Amount ($)	Fair Value $
Duke Energy Progress LLC
4.15% 12/01/44 (h)	23,000	24,908
Duke Realty LP
3.25% 06/30/26 (h)	16,000	16,272
3.38% 12/15/27 (h)	9,000	9,189
DuPont de Nemours Inc.
3.77% 11/15/20 (h)	91,000	92,730
5.32% 11/15/38 (h)	13,000	15,274
5.42% 11/15/48 (h)	13,000	15,812
Duquesne Light Holdings Inc.
3.62% 08/01/27 (b)(h)	35,000	35,092
Eastman Chemical Co.
3.50% 12/01/21 (h)	24,000	24,554
3.60% 08/15/22 (h)	7,000	7,194
4.50% 01/15/21 - 12/01/28 (h)	83,000	86,775
Eaton Corp.
3.10% 09/15/27 (h)	16,000	16,248
Ecolab Inc.
3.25% 12/01/27 (h)	10,000	10,402
3.95% 12/01/47 (h)	11,000	11,849
Edison International
5.75% 06/15/27 (h)	10,000	10,759
Eli Lilly & Co.
3.38% 03/15/29 (h)	16,000	17,052
3.70% 03/01/45 (h)	4,000	4,157
3.95% 03/15/49 (h)	21,000	22,730
Emera US Finance LP
4.75% 06/15/46 (h)	6,000	6,474
Enbridge Energy Partners LP
5.50% 09/15/40 (h)	6,000	6,999
Encana Corp.
3.90% 11/15/21 (h)	29,000	29,715
Energy Transfer Operating LP
4.25% 03/15/23 (h)	23,000	24,003
4.50% 04/15/24 (h)	55,000	58,513
4.95% 06/15/28 (h)	9,000	9,844
5.88% 01/15/24 (h)	88,000	97,989
6.13% 12/15/45 (h)	7,000	7,976
6.50% 02/01/42 (h)	18,000	21,191
7.50% 10/15/20 (h)	42,000	44,547
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (h)	17,000	17,979
Entergy Louisiana LLC
3.05% 06/01/31 (h)	19,000	19,101
4.00% 03/15/33 (h)	14,000	15,419
Enterprise Products Operating LLC
4.20% 01/31/50 (c)	45,000	46,427
4.25% 02/15/48 (h)	48,000	49,591

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (h)(i)	11,000	10,501
EOG Resources Inc.
4.10% 02/01/21 (h)	42,000	43,221
4.15% 01/15/26 (h)	6,000	6,532
5.10% 01/15/36 (h)	12,000	14,118
EPR Properties
4.95% 04/15/28 (h)	16,000	17,208
EQM Midstream Partners LP
4.75% 07/15/23 (h)	7,000	7,276
5.50% 07/15/28 (h)	7,000	7,371
ERP Operating LP
4.50% 07/01/44 (h)	14,000	15,863
Exelon Corp.
3.50% 06/01/22 (h)	22,000	22,532
4.45% 04/15/46 (h)	27,000	28,897
Express Scripts Holding Co.
3.40% 03/01/27 (h)	15,000	15,219
Exxon Mobil Corp.
2.22% 03/01/21 (h)	19,000	19,052
FedEx Corp.
4.10% 02/01/45 (h)	33,000	31,757
Fifth Third Bancorp
3.65% 01/25/24 (h)	49,000	51,481
FirstEnergy Corp.
3.90% 07/15/27 (h)	6,000	6,296
FirstEnergy Transmission LLC
4.55% 04/01/49 (b)(h)	23,000	25,124
Fiserv Inc.
2.75% 07/01/24 (h)	68,000	68,679
3.50% 07/01/29 (h)	20,000	20,596
4.40% 07/01/49 (h)	10,000	10,542
Florida Power & Light Co.
4.13% 02/01/42 (h)	19,000	21,010
Ford Motor Co.
4.35% 12/08/26 (h)	38,000	38,333
Ford Motor Credit Company LLC
8.13% 01/15/20 (h)	100,000	102,773
General Dynamics Corp.
2.13% 08/15/26 (h)	22,000	21,489
3.00% 05/11/21 (h)	59,000	59,942
3.50% 05/15/25 (h)	29,000	30,866
General Mills Inc.
3.20% 04/16/21 (h)	19,000	19,285
3.70% 10/17/23 (h)	23,000	24,105
4.55% 04/17/38 (h)	19,000	20,212
4.70% 04/17/48 (h)	14,000	15,079
General Motors Co.
5.20% 04/01/45 (h)	5,000	4,786
5.40% 04/01/48 (h)	12,000	11,697

	Principal Amount ($)	Fair Value $
General Motors Financial Company Inc.
2.35% 10/04/19 (h)	45,000	44,968
3.45% 01/14/22 - 04/10/22 (h)	139,000	140,925
3.55% 04/09/21 (h)	59,000	59,868
4.20% 11/06/21 (h)	105,000	108,101
5.25% 03/01/26 (h)	47,000	50,464
Georgia-Pacific LLC
3.60% 03/01/25 (b)(h)	127,000	133,389
Gilead Sciences Inc.
2.95% 03/01/27 (h)	5,000	5,085
3.50% 02/01/25 (h)	14,000	14,671
3.65% 03/01/26 (h)	14,000	14,797
4.15% 03/01/47 (h)	30,000	31,492
4.80% 04/01/44 (h)	12,000	13,620
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (h)	29,000	30,171
3.63% 05/15/25 (h)	29,000	30,845
GlaxoSmithKline Capital PLC
3.13% 05/14/21 (h)	26,000	26,436
3.38% 06/01/29 (h)	30,000	31,713
Glencore Finance Canada Ltd.
4.95% 11/15/21 (b)(h)	18,000	18,901
Glencore Funding LLC
4.13% 03/12/24 (b)(h)	34,000	35,217
4.88% 03/12/29 (b)(h)	23,000	24,199
Halliburton Co.
3.80% 11/15/25 (h)	17,000	17,838
5.00% 11/15/45 (h)	14,000	15,254
HCA Inc.
4.13% 06/15/29 (h)	15,000	15,451
5.88% 03/15/22 (h)	37,000	40,531
Hess Corp.
5.60% 02/15/41 (h)	5,000	5,387
5.80% 04/01/47 (h)	4,000	4,460
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (h)	5,000	5,536
Highwoods Realty LP
4.13% 03/15/28 (h)	17,000	17,723
4.20% 04/15/29 (h)	36,000	37,608
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (h)(i)	50,000	52,344
Hyundai Capital America
3.10% 04/05/22 (b)(h)	14,000	14,090
Ingersoll-Rand Luxembourg Finance S.A.
3.50% 03/21/26 (h)	34,000	35,109

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.55% 11/01/24 (h)	25,000	26,044
3.80% 03/21/29 (h)	34,000	35,668
Intel Corp.
2.60% 05/19/26 (h)	38,000	38,252
2.88% 05/11/24 (h)	16,000	16,474
International Business Machines Corp.
3.45% 02/19/26 (h)	122,000	127,445
3.50% 05/15/29 (h)	100,000	104,591
International Paper Co.
4.40% 08/15/47 (h)	20,000	19,530
Interstate Power & Light Co.
3.40% 08/15/25 (h)	125,000	128,055
Jabil Inc.
3.95% 01/12/28 (h)	20,000	19,582
Jefferies Group LLC
5.13% 01/20/23 (h)	47,000	50,372
6.50% 01/20/43 (h)	26,000	28,001
John Deere Capital Corp.
2.60% 03/07/24 (h)	45,000	45,531
Johnson & Johnson
3.63% 03/03/37 (h)	17,000	18,193
Johnson Controls International PLC
4.50% 02/15/47 (h)	6,000	6,096
JPMorgan Chase & Co.
2.30% 08/15/21 (h)	83,000	82,876
2.55% 10/29/20 (h)	79,000	79,194
3.30% 04/01/26 (h)	76,000	78,664
3.63% 12/01/27 (h)	14,000	14,449
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (h)(i)	52,000	53,910
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (h)(i)	54,000	56,522
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (h)(i)	32,000	33,600
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (h)(i)	50,000	53,484

	Principal Amount ($)	Fair Value $
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (h)(i)	26,000	28,016
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (h)(i)	20,000	21,355
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (h)(i)	82,000	87,677
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.05% 12/29/49 (h)(i)	30,000	30,004
Keurig Dr Pepper Inc.
3.55% 05/25/21 (h)	88,000	89,754
4.06% 05/25/23 (h)	81,000	85,066
4.50% 11/15/45 (h)	15,000	15,165
4.60% 05/25/28 (h)	11,000	12,051
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (h)	67,000	67,955
4.70% 11/01/42 (h)	5,000	5,069
5.30% 09/15/20 (h)	21,000	21,694
6.38% 03/01/41 (h)	13,000	15,800
Kinder Morgan Inc.
3.05% 12/01/19 (h)	15,000	15,023
4.30% 03/01/28 (h)	17,000	18,192
5.05% 02/15/46 (h)	13,000	14,160
5.55% 06/01/45 (h)	17,000	19,656
Kraft Heinz Foods Co.
2.80% 07/02/20 (h)	35,000	35,062
3.50% 06/06/22 (h)	44,000	45,147
4.38% 06/01/46 (h)	32,000	30,319
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22 (h)	46,000	46,299
L3 Technologies Inc.
3.85% 12/15/26 (h)	19,000	19,959
Lam Research Corp.
4.00% 03/15/29 (h)	35,000	37,297
Lear Corp.
4.25% 05/15/29 (h)	31,000	31,273
5.25% 05/15/49 (h)	15,000	14,822
Liberty Property LP
4.38% 02/01/29 (h)	24,000	25,935

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Lincoln National Corp.
3.63% 12/12/26 (h)	30,000	31,276
4.35% 03/01/48 (h)	14,000	14,710
Lockheed Martin Corp.
3.55% 01/15/26 (h)	17,000	18,078
3.80% 03/01/45 (h)	6,000	6,377
4.50% 05/15/36 (h)	23,000	26,404
Lowe’s Companies Inc.
3.65% 04/05/29 (h)	48,000	50,115
3.70% 04/15/46 (h)	5,000	4,711
4.05% 05/03/47 (h)	13,000	12,940
4.55% 04/05/49 (h)	39,000	42,047
LYB International Finance BV
4.88% 03/15/44 (h)	5,000	5,324
LYB International Finance II BV
3.50% 03/02/27 (h)	7,000	7,123
Marathon Oil Corp.
2.70% 06/01/20 (h)	47,000	47,028
3.85% 06/01/25 (h)	12,000	12,439
Mars Inc.
2.70% 04/01/25 (b)(h)	27,000	27,549
3.20% 04/01/30 (b)(h)	21,000	21,814
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (h)	21,000	21,824
4.90% 03/15/49 (h)	56,000	66,377
Masco Corp.
3.50% 11/15/27 (h)	5,000	4,946
McDonald’s Corp.
3.70% 01/30/26 (h)	25,000	26,571
3.80% 04/01/28 (h)	24,000	25,794
4.88% 12/09/45 (h)	13,000	14,997
McKesson Corp.
3.65% 11/30/20 (h)	119,000	120,897
Medtronic Inc.
4.63% 03/15/45 (h)	7,000	8,464
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (h)	24,000	26,729
Merck & Company Inc.
2.75% 02/10/25 (h)	44,000	45,129
3.40% 03/07/29 (h)	36,000	38,248
4.00% 03/07/49 (h)	17,000	18,884
MetLife Inc.
4.05% 03/01/45 (h)	6,000	6,434
4.72% 12/15/44 (h)	20,000	23,328
Microsoft Corp.
2.40% 08/08/26 (h)	23,000	23,122
3.45% 08/08/36 (h)	14,000	14,795
3.50% 02/12/35 (h)	16,000	17,054
3.70% 08/08/46 (h)	56,000	60,562

	Principal Amount ($)	Fair Value $
3.95% 08/08/56 (h)	20,000	22,262
4.10% 02/06/37 (h)	4,000	4,565
4.50% 02/06/57 (h)	5,000	6,105
Mitsubishi UFJ Financial Group Inc.
3.54% 07/26/21 (h)	64,000	65,424
Mizuho Financial Group Inc.
2.63% 04/12/21 (b)(h)	200,000	200,524
Molson Coors Brewing Co.
2.10% 07/15/21 (h)	42,000	41,685
4.20% 07/15/46 (h)	7,000	6,732
Morgan Stanley
2.63% 11/17/21 (h)	69,000	69,414
2.65% 01/27/20 (h)	42,000	42,049
2.75% 05/19/22 (h)	98,000	99,023
3.63% 01/20/27 (h)	5,000	5,238
3.70% 10/23/24 (h)	13,000	13,704
3.95% 04/23/27 (h)	116,000	121,334
4.10% 05/22/23 (h)	239,000	251,411
4.38% 01/22/47 (h)	30,000	33,380
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (h)(i)	20,000	20,838
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43% 01/23/30 (h)(i)	61,000	67,459
MPLX LP
3.38% 03/15/23 (h)	15,000	15,345
4.50% 04/15/38 (h)	16,000	16,161
4.70% 04/15/48 (h)	17,000	17,303
Mylan Inc.
5.20% 04/15/48 (h)	15,000	13,851
Mylan N.V.
3.15% 06/15/21 (h)	16,000	15,977
3.95% 06/15/26 (h)	7,000	6,759
National Retail Properties Inc.
4.00% 11/15/25 (h)	23,000	24,314
New York Life Insurance Co.
4.45% 05/15/69 (b)(h)	16,000	17,649
Newfield Exploration Co.
5.75% 01/30/22 (h)	115,000	123,250
Newmont Goldcorp Corp.
4.88% 03/15/42 (h)	20,000	22,358
Nexen Inc.
6.40% 05/15/37 (h)	8,000	10,678
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26 (h)	34,000	34,936

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (h)(i)	23,000	23,682
Noble Energy Inc.
3.85% 01/15/28 (h)	48,000	48,949
3.90% 11/15/24 (h)	17,000	17,729
5.05% 11/15/44 (h)	6,000	6,378
Nordstrom Inc.
5.00% 01/15/44 (h)	2,000	1,864
Norfolk Southern Corp.
3.95% 10/01/42 (h)	18,000	18,498
Northern States Power Co.
2.20% 08/15/20 (h)	82,000	82,021
Northrop Grumman Corp.
2.55% 10/15/22 (h)	10,000	10,057
3.85% 04/15/45 (h)	5,000	5,151
4.03% 10/15/47 (h)	4,000	4,266
Novartis Capital Corp.
3.00% 11/20/25 (h)	4,000	4,132
Nucor Corp.
3.95% 05/01/28 (h)	25,000	26,930
4.13% 09/15/22 (h)	14,000	14,761
Nutrien Ltd.
4.00% 12/15/26 (h)	9,000	9,407
4.90% 06/01/43 (h)	14,000	15,271
Occidental Petroleum Corp.
4.10% 02/15/47 (h)	11,000	10,900
4.20% 03/15/48 (h)	12,000	12,117
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (h)	17,000	17,537
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (h)	8,000	8,467
Oracle Corp.
2.40% 09/15/23 (h)	14,000	14,099
2.65% 07/15/26 (h)	26,000	26,102
3.80% 11/15/37 (h)	8,000	8,452
4.00% 07/15/46 - 11/15/47 (h)	43,000	46,189
Oshkosh Corp.
5.38% 03/01/25 (h)	17,000	17,645
Owens Corning
4.40% 01/30/48 (h)	10,000	8,563
PacifiCorp
6.25% 10/15/37 (h)	33,000	44,474
Packaging Corporation of America
3.40% 12/15/27 (h)	19,000	19,237

	Principal Amount ($)	Fair Value $
Parker-Hannifin Corp.
2.70% 06/14/24 (h)	25,000	25,375
3.25% 06/14/29 (h)	25,000	25,981
PepsiCo Inc.
3.45% 10/06/46 (h)	7,000	7,195
Petroleos Mexicanos
5.35% 02/12/28 (h)	15,000	13,631
5.38% 03/13/22	50,000	50,363
5.63% 01/23/46 (h)	19,000	15,304
6.35% 02/12/48 (h)	15,000	12,862
6.38% 01/23/45 (h)	25,000	21,380
6.50% 03/13/27 (h)	40,000	39,442
Pfizer Inc.
3.00% 12/15/26 (h)	23,000	23,723
3.20% 09/15/23 (h)	18,000	18,708
3.45% 03/15/29 (h)	32,000	33,854
3.60% 09/15/28 (h)	34,000	36,718
3.90% 03/15/39 (h)	17,000	18,305
4.00% 03/15/49 (h)	21,000	22,849
4.13% 12/15/46 (h)	11,000	12,148
4.40% 05/15/44 (h)	6,000	6,854
Philip Morris International Inc.
3.38% 08/15/29 (h)	64,000	65,905
4.13% 03/04/43 (h)	20,000	20,422
Phillips 66
3.90% 03/15/28 (h)	23,000	24,244
Phillips 66 Partners LP
3.75% 03/01/28 (h)	19,000	19,399
4.68% 02/15/45 (h)	17,000	17,519
Plains All American Pipeline LP/PAA Finance Corp.
3.65% 06/01/22 (h)	37,000	37,877
4.70% 06/15/44 (h)	8,000	7,699
5.75% 01/15/20 (h)	29,000	29,490
PPL Capital Funding Inc.
3.10% 05/15/26 (h)	29,000	28,919
Precision Castparts Corp.
4.38% 06/15/45 (h)	11,000	12,495
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (h)(i)	33,000	35,465
Public Service Company of Colorado
3.70% 06/15/28 (h)	31,000	33,420
Public Service Electric & Gas Co.
2.38% 05/15/23 (h)	46,000	46,167
QUALCOMM Inc.
2.90% 05/20/24 (h)	8,000	8,121
3.00% 05/20/22 (h)	7,000	7,130

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.25% 05/20/27 (h)	4,000	4,076
4.30% 05/20/47 (h)	5,000	5,256
Realty Income Corp.
3.00% 01/15/27 (h)	9,000	9,042
Regions Financial Corp.
3.80% 08/14/23 (h)	26,000	27,223
Reynolds American Inc.
4.45% 06/12/25 (h)	5,000	5,304
Rio Tinto Finance USA PLC
4.13% 08/21/42 (h)	11,000	12,289
Rockwell Automation Inc.
4.20% 03/01/49 (h)	18,000	20,327
Rockwell Collins Inc.
3.50% 03/15/27 (h)	22,000	22,979
Rogers Communications Inc.
5.00% 03/15/44 (h)	5,000	5,798
RPM International Inc.
3.75% 03/15/27 (h)	16,000	16,218
Ryder System Inc.
2.45% 09/03/19 (h)	102,000	101,935
3.65% 03/18/24 (h)	29,000	30,300
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (h)	18,000	18,899
5.00% 03/15/27 (h)	6,000	6,581
Santander Holdings USA Inc.
2.65% 04/17/20 (h)	68,000	67,985
3.70% 03/28/22 (h)	57,000	58,311
4.40% 07/13/27 (h)	15,000	15,667
Schlumberger Holdings Corp.
3.90% 05/17/28 (b)(h)	50,000	52,001
Selective Insurance Group Inc.
5.38% 03/01/49 (h)	21,000	23,453
Sempra Energy
3.80% 02/01/38 (h)	10,000	9,663
4.00% 02/01/48 (h)	12,000	11,733
Shell International Finance BV
2.38% 08/21/22 (h)	38,000	38,283
3.75% 09/12/46 (h)	12,000	12,706
4.13% 05/11/35 (h)	15,000	16,641
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (h)	24,000	23,963
2.88% 09/23/23 (h)	21,000	21,207
3.20% 09/23/26 (h)	6,000	6,049
Simon Property Group LP
3.38% 06/15/27 (h)	20,000	20,783
Smithfield Foods Inc.
2.70% 01/31/20 (b)(h)	14,000	13,957
Southern California Edison Co.
2.40% 02/01/22 (h)	28,000	27,807
2.90% 03/01/21 (h)	46,000	46,061
4.20% 03/01/29 (h)	38,000	40,415

	Principal Amount ($)	Fair Value $
Southern Company Gas Capital Corp.
4.40% 05/30/47 (h)	4,000	4,229
Southern Copper Corp.
5.88% 04/23/45 (h)	12,000	14,234
Southwestern Electric Power Co.
2.75% 10/01/26 (h)	19,000	18,654
Spectra Energy Partners LP
3.38% 10/15/26 (h)	5,000	5,095
4.50% 03/15/45 (h)	4,000	4,232
Spirit Realty LP
4.00% 07/15/29	30,000	30,357
Starbucks Corp.
4.00% 11/15/28 (h)	16,000	17,435
Steel Dynamics Inc.
4.13% 09/15/25 (h)	37,000	37,031
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22 (h)	46,000	46,485
Suncor Energy Inc.
4.00% 11/15/47 (h)	5,000	5,178
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (h)	19,000	19,610
Sysco Corp.
3.25% 07/15/27 (h)	17,000	17,321
Takeda Pharmaceutical Company Ltd.
4.00% 11/26/21 (b)(h)	200,000	206,640
Tampa Electric Co.
4.35% 05/15/44 (h)	32,000	34,411
Target Corp.
2.50% 04/15/26 (h)	18,000	18,136
3.38% 04/15/29 (h)	50,000	53,057
Teck Resources Ltd.
5.40% 02/01/43 (h)	43,000	44,527
Telefonica Emisiones S.A.
4.10% 03/08/27 (h)	150,000	159,345
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (h)	122,000	121,739
2.20% 07/21/21 (h)	18,000	17,094
Texas Instruments Inc.
3.88% 03/15/39 (h)	19,000	20,672
The Allstate Corp.
4.20% 12/15/46 (h)	10,000	11,148
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (h)(i)	39,000	40,888

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66% 05/16/23 (h)(i)	99,000	99,758
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (h)(i)	71,000	70,874
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (h)(i)	42,000	40,124
The Boeing Co.
3.25% 03/01/28 (h)	14,000	14,536
3.55% 03/01/38 (h)	10,000	10,100
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (b)(h)	64,000	70,587
The Dow Chemical Co.
4.25% 10/01/34 (h)	20,000	20,905
5.55% 11/30/48 (b)(h)	17,000	20,186
The George Washington University
4.13% 09/15/48 (h)	25,000	28,036
The Goldman Sachs Group Inc.
3.50% 11/16/26 (h)	57,000	58,351
3.85% 01/26/27 (h)	35,000	36,569
4.25% 10/21/25 (h)	14,000	14,849
5.15% 05/22/45 (h)	25,000	28,562
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (h)(i)	86,000	86,672
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (h)(i)	171,000	172,785
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (h)(i)	26,000	27,030
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (h)(i)	16,000	16,473

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (h)(i)	75,000	80,272
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.64% 02/12/47 (b)(h)(i)	30,000	25,380
The Home Depot Inc.
3.50% 09/15/56 (h)	12,000	11,844
3.90% 12/06/28 - 06/15/47 (h)	28,000	30,629
4.50% 12/06/48 (h)	15,000	17,692
The Interpublic Group of Companies Inc.
3.75% 10/01/21 (h)	46,000	47,281
The Kroger Co.
2.95% 11/01/21 (h)	40,000	40,459
4.65% 01/15/48 (h)	9,000	9,045
The Mosaic Co.
5.63% 11/15/43 (h)	4,000	4,404
The Sherwin-Williams Co.
2.25% 05/15/20 (h)	31,000	30,939
2.75% 06/01/22 (h)	9,000	9,091
3.45% 06/01/27 (h)	6,000	6,161
4.50% 06/01/47 (h)	17,000	18,131
The Southern Co.
3.25% 07/01/26 (h)	9,000	9,136
4.40% 07/01/46 (h)	4,000	4,223
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (h)(i)	60,000	60,997
The Walt Disney Co.
3.38% 11/15/26 (b)(h)	4,000	4,201
4.00% 10/01/23 (b)(h)	61,000	65,096
4.50% 02/15/21 (b)(h)	19,000	19,715
4.75% 11/15/46 (b)(h)	6,000	7,396
6.65% 11/15/37 (b)(h)	35,000	50,283
The Williams Companies Inc.
3.75% 06/15/27 (h)	4,000	4,134
3.90% 01/15/25 (h)	14,000	14,660
4.85% 03/01/48 (h)	17,000	18,190
4.90% 01/15/45 (h)	5,000	5,242
5.40% 03/04/44 (h)	5,000	5,554
Time Warner Cable LLC
4.50% 09/15/42 (h)	5,000	4,648
6.55% 05/01/37 (h)	16,000	18,378
Total Capital International S.A.
3.46% 02/19/29 (h)	54,000	57,452

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

TransCanada PipeLines Ltd.
4.25% 05/15/28 (h)	47,000	50,806
4.88% 01/15/26 (h)	9,000	10,022
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (h)	19,000	19,945
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (h)	8,000	9,092
Tyco Electronics Group S.A.
2.35% 08/01/19 (h)	79,000	78,974
3.13% 08/15/27 (h)	19,000	19,028
Tyson Foods Inc.
2.65% 08/15/19 (h)	14,000	14,000
4.00% 03/01/26 (h)	53,000	56,416
4.55% 06/02/47 (h)	4,000	4,179
U.S. Bancorp
3.15% 04/27/27 (h)	30,000	31,153
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (h)(i)	64,000	65,281
Union Pacific Corp.
3.20% 06/08/21 (h)	45,000	45,837
3.50% 06/08/23 (h)	37,000	38,557
3.60% 09/15/37 (h)	8,000	8,090
3.70% 03/01/29 (h)	60,000	64,475
4.10% 09/15/67 (h)	14,000	13,993
4.30% 03/01/49 (h)	16,000	17,696
United Technologies Corp.
3.13% 05/04/27 (h)	66,000	67,866
3.65% 08/16/23 (h)	34,000	35,633
3.95% 08/16/25 (h)	14,000	15,082
4.13% 11/16/28 (h)	6,000	6,588
4.15% 05/15/45 (h)	17,000	18,281
4.45% 11/16/38 (h)	16,000	17,943
4.50% 06/01/42 (h)	12,000	13,532
UnitedHealth Group Inc.
4.45% 12/15/48 (h)	59,000	67,796
4.75% 07/15/45 (h)	28,000	33,181
Vale Overseas Ltd.
4.38% 01/11/22 (h)	18,000	18,556
6.25% 08/10/26 (h)	28,000	31,788
Vale S.A.
5.63% 09/11/42 (h)	8,000	8,583
Valero Energy Corp.
4.00% 04/01/29 (h)	61,000	63,931
Valero Energy Partners LP
4.38% 12/15/26 (h)	35,000	37,414
Ventas Realty LP
3.25% 10/15/26 (h)	29,000	29,137
Verizon Communications Inc.
3.38% 02/15/25 (h)	29,000	30,273

	Principal Amount ($)	Fair Value $
3.88% 02/08/29 (h)	35,000	37,537
4.33% 09/21/28 (h)	24,000	26,581
4.40% 11/01/34 (h)	43,000	47,728
4.52% 09/15/48 (h)	17,000	19,035
4.67% 03/15/55 (h)	16,000	18,133
4.86% 08/21/46 (h)	119,000	138,523
5.01% 04/15/49 (h)	8,000	9,518
5.25% 03/16/37 (h)	16,000	19,182
Viacom Inc.
3.45% 10/04/26 (h)	11,000	10,994
4.50% 03/01/21 (h)	134,000	138,110
5.25% 04/01/44 (h)	5,000	5,458
Virginia Electric & Power Co.
4.00% 11/15/46 (h)	31,000	32,729
Visa Inc.
3.15% 12/14/25 (h)	18,000	18,891
4.30% 12/14/45 (h)	14,000	16,479
Vistra Operations Company LLC
3.55% 07/15/24 (b)(h)	68,000	68,564
Vodafone Group PLC
4.38% 05/30/28 (h)	25,000	27,024
5.25% 05/30/48 (h)	12,000	13,219
Vornado Realty LP
3.50% 01/15/25 (h)	14,000	14,345
Vulcan Materials Co.
3.90% 04/01/27 (h)	6,000	6,164
Walgreen Co.
4.40% 09/15/42 (h)	12,000	11,418
Walmart Inc.
3.63% 12/15/47 (h)	14,000	14,960
3.70% 06/26/28 (h)	29,000	31,638
3.95% 06/28/38 (h)	14,000	15,605
4.05% 06/29/48 (h)	16,000	18,318
WEC Energy Group Inc.
3.55% 06/15/25 (h)	45,000	47,254
Wells Fargo & Co.
3.90% 05/01/45 (h)	5,000	5,366
4.15% 01/24/29 (h)	57,000	62,024
4.75% 12/07/46 (h)	104,000	118,408
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (h)(i)	75,000	76,659
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (h)(i)	41,000	44,449
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90% 12/29/49 (h)(i)	32,000	33,531

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.18% 03/29/49 (h)(i)	44,000	44,330
Wells Fargo Bank NA
2.60% 01/15/21 (h)	250,000	251,030
Western Midstream Operating LP
4.00% 07/01/22 (h)	49,000	49,719
5.38% 06/01/21 (h)	46,000	47,819
Willis North America Inc.
3.60% 05/15/24 (h)	22,000	22,691
WPP Finance 2010
3.75% 09/19/24 (h)	24,000	24,819
WRKCo Inc.
3.00% 09/15/24 (h)	17,000	17,145
Xilinx Inc.
2.95% 06/01/24 (h)	14,000	14,203
Zoetis Inc.
3.00% 09/12/27 (h)	7,000	7,038
3.90% 08/20/28 (h)	17,000	18,260

		23,332,136

Non-Agency Collateralized Mortgage Obligations - 1.0%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07% 07/15/49 (h)(i)	82,000	89,366
BANK 2018-BNK11
4.50% 03/15/61 (h)(i)	35,000	37,715
BANK 2019-BNK17
4.67% 04/15/52 (h)(i)	34,000	36,728
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
3.14% 11/15/35 (b)(h)(i)	129,940	129,939
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58 (h)	100,000	106,757
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (h)	90,682	92,584
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (h)(i)	119,583	128,129
4.03% 12/10/49 (h)(i)	78,331	83,806
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (h)(i)	64,000	69,766
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (h)(i)	55,000	59,078

	Principal Amount ($)	Fair Value $
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (h)	72,000	73,209
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (h)	240,062	256,717
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (h)	184,426	194,378
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (h)(i)	73,000	79,309
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18% 07/15/45 (h)(i)	25,000	26,401
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.82% 11/15/48 (h)(i)	71,000	74,856
LB-UBS Commercial Mortgage Trust 2004-C8
0.31% 12/15/39 (b)(g)(h)(i)	10,339	1
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (h)(i)	257	257
6.11% 07/15/40 (b)(h)	590	591
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (h)(g)	232	4
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.06% 03/15/48 (g)(h)(i)	838,586	33,619
Morgan Stanley Capital I Trust 2006-IQ11
6.38% 10/15/42 (h)(i)	40,000	40,513
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (h)(i)	54,000	60,139
Wells Fargo Commercial Mortgage Trust 2015-C26
1.36% 02/15/48 (g)(h)(i)	902,368	47,729
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52 (h)	45,000	47,522
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (h)	55,000	58,503
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (h)(i)	123,000	132,058

		1,959,674

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Sovereign Bonds - 0.2%
Government of Colombia
2.63% 03/15/23 (h)	200,000	199,386
Government of Mexico
4.00% 10/02/23 (h)	24,000	25,057
4.75% 03/08/44 (h)	56,000	58,498
Government of Peru
5.63% 11/18/50 (h)	26,000	35,868
Government of Uruguay
5.10% 06/18/50	29,803	33,566
Panama Notas del Tesoro
3.75% 04/17/26 (b)(h)	41,000	42,596

		394,971

Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50 (h)	25,000	33,577
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39 (h)	15,000	15,034
Port Authority of New York & New Jersey
4.46% 10/01/62 (h)	30,000	35,898
State of California
4.60% 04/01/38	50,000	54,598
5.70% 11/01/21	55,000	59,743
State of Illinois
5.10% 06/01/33	25,000	26,327
The University of Texas System
3.35% 08/15/47 (h)	25,000	25,416

		250,593

Total Bonds and Notes (Cost $65,972,021)		67,810,379

	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 25.3%
Exchange Traded & Mutual Funds - 25.3%
State Street Global Equity ex-U.S. Index Portfolio (Cost $45,997,077) (n)	4,789,301	49,186,125

Total Investments in Securities (Cost $165,313,836)		184,881,653

Short-Term Investments - 14.2%
Dreyfus Treasury Cash Management - Institutional Shares 2.21% (d)(h)	4,308,105	4,308,105
State Street Institutional Treasury Money Market Fund - Premier Class 2.31% (d)(h)(n)	9,282,223	9,282,223
State Street Institutional Treasury Plus Fund - Premier Class 2.26% (d)(h)(n)	4,308,106	4,308,106
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (d)(h)(n)	9,625,296	9,625,296
U.S. Treasury Bill 2.17% (d)	35,000	34,697

Total Short-Term Investments (Cost $27,558,419)		27,558,427

Total Investments (Cost $192,872,255)		212,440,080

Liabilities in Excess of Other Assets, net - (9.1)%		(17,767,051)

NET ASSETS - 100.0%		194,673,029

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation

Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$273	1.00%/ Quarterly	06/20/24	$(5,817)	$(5,293)	$(524)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,296	5.00%/ Quarterly	06/20/24	$172,246	$136,875	$35,371

							$34,847

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$2,750	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(82,348)	$—	$(82,348)
CME Group, Inc.	2,751	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(82,658)	—	(82,658)

								$(165,006)

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 E-mini Index Futures	September 2019	3	$433,837	$441,630	$7,793
Ultra Long-Term U.S. Treasury Bond Futures	September 2019	1	173,463	177,563	4,100
2 Yr. U.S. Treasury Notes Futures	September 2019	47	10,047,949	10,113,445	65,496
5 Yr. U.S. Treasury Notes Futures	September 2019	22	2,561,597	2,599,438	37,841
10 Yr. U.S. Treasury Notes Futures	September 2019	38	4,791,286	4,862,812	71,526

					$186,756

The Fund had the following short futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

10 Yr. U.S. Treasury Ultra Futures	September 2019	14	$(1,894,780)	$(1,933,750)	$(38,970)

During the period ended June 30, 2019, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$1,830	$—	$183	$—	$17,558,800	$1,706,210	$2,062,144	$5,500,423

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

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The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities

	Domestic Equity	$66,266,209	$—	$—	$66,266,209

	Foreign Equity	1,618,940	—	—	1,618,940

	U.S. Treasuries	—	16,893,476	—	16,893,476

	Agency Mortgage Backed	—	22,667,109	—	22,667,109

	Agency Collateralized Mortgage Obligations	—	700,949	—	700,949

	Asset Backed	—	1,611,471	—	1,611,471

	Corporate Notes	—	23,332,136	—	23,332,136

	Non-Agency Collateralized Mortgage Obligations	—	1,959,674	—	1,959,674

	Sovereign Bonds	—	394,971	—	394,971

	Municipal Bonds and Notes	—	250,593	—	250,593

	Exchange Traded & Mutual Funds	49,186,125	—	—	49,186,125

	Short-Term Investments	27,523,730	34,697	—	27,558,427

	Total Investments in Securities	$144,595,004	$67,845,076	$—	$212,440,080

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$35,371	$—	$35,371

	Credit Default Swap Contracts - Unrealized Depreciation	—	(524)	—	(524)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(165,006)	—	(165,006)

	Long Futures Contracts - Unrealized Appreciation	186,756	—	—	186,756

	Short Futures Contracts - Unrealized Depreciation	(38,970)	—	—	(38,970)

	Total Other Financial Instruments	$147,786	$(130,159)	$—	$17,627

The Fund was invested in the following countries/territories at June 30, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.61%
United Kingdom	0.45%
Ireland	0.38%
Canada	0.25%
Japan	0.24%
Netherlands	0.20%
Switzerland	0.14%
Luxembourg	0.13%
Mexico	0.11%
Colombia	0.09%
Supranational	0.08%
Spain	0.07%
Bermuda	0.04%

Country/Territory	Percentage (based on Fair Value)
Germany	0.04%
France	0.04%
Jersey	0.03%
Panama	0.02%
Peru	0.02%
Uruguay	0.02%
Cayman Islands	0.02%
Brazil	0.01%
China	0.01%
Australia	0.00%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	39

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.15%	0.00%	23.15%
Systems Software	1.60%	0.00%	1.60%
Interactive Media & Services	1.50%	0.00%	1.50%
Pharmaceuticals	1.45%	0.02%	1.47%
Diversified Banks	1.39%	0.00%	1.39%
Technology Hardware, Storage & Peripherals	1.25%	0.01%	1.26%
Data Processing & Outsourced Services	1.25%	0.00%	1.25%
Internet & Direct Marketing Retail	1.19%	0.00%	1.19%
Semiconductors	1.08%	0.00%	1.08%
Healthcare Equipment	0.90%	0.16%	1.06%
Aerospace & Defense	0.83%	0.00%	0.83%
Integrated Oil & Gas	0.78%	0.00%	0.78%
Biotechnology	0.70%	0.00%	0.70%
Electric Utilities	0.64%	0.00%	0.64%
Integrated Telecommunication Services	0.63%	0.00%	0.63%
Application Software	0.57%	0.00%	0.57%
Household Products	0.55%	0.00%	0.55%
Multi-Sector Holdings	0.55%	0.00%	0.55%
Movies & Entertainment	0.54%	0.00%	0.54%
Soft Drinks	0.53%	0.00%	0.53%
Managed Healthcare	0.49%	0.00%	0.49%
Industrial Conglomerates	0.47%	0.00%	0.47%
Restaurants	0.42%	0.00%	0.42%
Specialized REITs	0.41%	0.00%	0.41%
Home Improvement Retail	0.40%	0.00%	0.40%
IT Consulting & Other Services	0.25%	0.15%	0.40%
Oil & Gas Exploration & Production	0.40%	0.00%	0.40%
Communications Equipment	0.38%	0.00%	0.38%
Regional Banks	0.38%	0.00%	0.38%
Hypermarkets & Super Centers	0.35%	0.00%	0.35%
Multi-Utilities	0.35%	0.00%	0.35%
Cable & Satellite	0.35%	0.00%	0.35%
Life Sciences Tools & Services	0.35%	0.00%	0.35%
Financial Exchanges & Data	0.34%	0.00%	0.34%
Packaged Foods & Meats	0.34%	0.00%	0.34%
Railroads	0.32%	0.00%	0.32%
Property & Casualty Insurance	0.28%	0.00%	0.28%
Tobacco	0.27%	0.00%	0.27%
Specialty Chemicals	0.27%	0.00%	0.27%
Asset Management & Custody Banks	0.27%	0.00%	0.27%
Investment Banking & Brokerage	0.25%	0.00%	0.25%
Industrial Machinery	0.25%	0.00%	0.25%
Consumer Finance	0.23%	0.00%	0.23%
Life & Health Insurance	0.23%	0.00%	0.23%
Healthcare Services	0.22%	0.00%	0.22%
Industrial Gases	0.07%	0.14%	0.21%
Construction Machinery & Heavy Trucks	0.18%	0.00%	0.18%
Insurance Brokers	0.09%	0.09%	0.18%
Air Freight & Logistics	0.18%	0.00%	0.18%
Oil & Gas Refining & Marketing	0.16%	0.00%	0.16%
Electrical Components & Equipment	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

Industry	Domestic	Foreign		Total
Hotels, Resorts & Cruise Lines	0.15%	0.00%		0.15%
Residential REITs	0.14%	0.00%		0.14%
Oil & Gas Equipment & Services	0.13%	0.01%		0.14%
Footwear	0.14%	0.00%		0.14%
General Merchandise Stores	0.14%	0.00%		0.14%
Oil & Gas Storage & Transportation	0.14%	0.00%		0.14%
Retail REITs	0.13%	0.00%		0.13%
Airlines	0.13%	0.00%		0.13%
Automobile Manufacturers	0.12%	0.00%		0.12%
Semiconductor Equipment	0.12%	0.00%		0.12%
Automotive Retail	0.11%	0.00%		0.11%
Interactive Home Entertainment	0.10%	0.00%		0.10%
Health Care REITs	0.10%	0.00%		0.10%
Research & Consulting Services	0.06%	0.03%		0.09%
Multi-Line Insurance	0.09%	0.00%		0.09%
Building Products	0.08%	0.01%		0.09%
Apparel, Accessories & Luxury Goods	0.09%	0.00%	)	0.09%
Paper Packaging	0.06%	0.03%		0.09%
Environmental & Facilities Services	0.09%	0.00%		0.09%
Healthcare Distributors	0.08%	0.00%		0.08%
Commodity Chemicals	0.08%	0.00%		0.08%
Industrial REITs	0.08%	0.00%		0.08%
Office REITs	0.07%	0.00%		0.07%
Electronic Components	0.07%	0.00%		0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%		0.07%
Agricultural & Farm Machinery	0.07%	0.00%		0.07%
Broadcasting	0.07%	0.00%		0.07%
Healthcare Supplies	0.07%	0.00%		0.07%
Healthcare Facilities	0.06%	0.00%		0.06%
Trading Companies & Distributors	0.06%	0.00%		0.06%
Drug Retail	0.06%	0.00%		0.06%
Personal Products	0.06%	0.00%		0.06%
Distillers & Vintners	0.06%	0.00%		0.06%
Specialty Stores	0.05%	0.00%		0.05%
Electronic Manufacturing Services	0.01%	0.04%		0.05%
Home Building	0.05%	0.00%		0.05%
Internet Services & Infrastructure	0.05%	0.00%		0.05%
Diversified Support Services	0.05%	0.00%		0.05%
Food Distributors	0.04%	0.00%		0.04%
Construction Materials	0.04%	0.00%		0.04%
Gold	0.04%	0.00%		0.04%
Auto Parts & Equipment	0.01%	0.03%		0.04%
Advertising	0.04%	0.00%		0.04%
Casinos & Gaming	0.04%	0.00%		0.04%
Healthcare Technology	0.03%	0.00%		0.03%
Electronic Equipment & Instruments	0.03%	0.00%		0.03%
Distributors	0.03%	0.00%		0.03%
Agricultural Products	0.03%	0.00%		0.03%
Metal & Glass Containers	0.03%	0.00%		0.03%
Water Utilities	0.03%	0.00%		0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%		0.03%
Department Stores	0.02%	0.00%		0.02%
Copper	0.02%	0.00%		0.02%
Food Retail	0.02%	0.00%		0.02%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	41

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Schedule of Investments, continued — June 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Real Estate Services	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Leisure Products	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Diversified Chemicals	0.01%	0.00%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Brewers	0.01%	0.00%	0.01%
Consumer Electronics	0.01%	0.00%	0.01%
Trucking	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%

			55.11%

Sector	Percentage (based on Fair Value)
Corporate Notes	10.98%
Agency Mortgage Backed	10.67%
U.S. Treasuries	7.95%
Non-Agency Collateralized Mortgage Obligations	0.92%
Asset Backed	0.76%
Agency Collateralized Mortgage Obligations	0.33%
Sovereign Bonds	0.19%
Municipal Bonds and Notes	0.12%

31.92%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	12.97%

12.97%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	1,195	$75,369	$—	$8,935	$(1,101)	$(5,573)	1,066	$59,760	$1,040
State Street Global Equity ex-U.S. Index Portfolio	5,315,594	47,946,658	—	5,300,000	231,801	6,307,666	4,789,301	49,186,125	—
State Street Institutional Treasury Money Market Fund - Premier Class	5,935,188	5,935,188	12,287,500	8,940,465	—	—	9,282,223	9,282,223	85,442
State Street Institutional Treasury Plus Fund - Premier Class	2,640,921	2,640,921	3,691,139	2,023,954	—	—	4,308,106	4,308,106	35,916
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,945,053	5,945,053	17,262,611	13,582,368	—	—	9,625,296	9,625,296	90,980

TOTAL		$62,543,189	$33,241,250	$29,855,722	$230,700	$6,302,093		$72,461,510	$213,378

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	43

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value
January 1, 2019	$1,000.00	$1,000.00
Ending Account Value
June 30, 2019	$1,048.80	$1,023.75
Expenses Paid During Period*	$1.07	$1.05

*

Expenses are equal to the Fund’s annualized expense ratio of 0.21% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,387,849 (in thousands) as of June 30, 2019 (a)(b)

Quality Ratings

as of June 30, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value

Aaa / AAA	10.5%

Aa / AA	45.3%

A / A	33.9%

Baa / BBB	6.5%

Ba / BB and lower	0.00%

NR / Other	3.8%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 99.1%†
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00% 12/01/27 (l)	2,115,000	2,333,543
5.00% 12/01/27	385,000	421,009

		2,754,552

Arizona - 1.9%
Maricopa County Industrial Development Authority 4.00% 01/01/41	3,000,000	3,261,240
Phoenix Civic Improvement Corp. (NPFG Insured) 5.50% 07/01/23 - 07/01/24 (m)	7,260,000	8,561,624
Salt River Project Agricultural Improvement & Power District 5.00% 12/01/21	7,500,000	7,890,450
University Medical Center Corp. 6.50% 07/01/39 (l)	1,000,000	1,000,000
University of Arizona 5.00% 06/01/46	5,000,000	5,842,650

		26,555,964

Arkansas - 0.3%
University of Arkansas 5.00% 11/01/46 - 11/01/47	3,580,000	4,237,144

		4,237,144

California - 11.9%
California Educational Facilities Authority 6.13% 10/01/36 (l)	1,500,000	1,665,955
California Health Facilities Financing Authority
5.50% 08/15/26 (l)	5,000,000	5,239,450
6.00% 07/01/39 (l)	5,000,000	5,000,000
California State Department of Water Resources
5.00% 05/01/21 - 12/01/29	14,700,000	16,755,884
5.00% 12/01/21 (k)	5,000	5,457
5.00% 12/01/29 (l)	30,000	35,906
California State Public Works Board
5.00% 10/01/28	1,500,000	1,620,465
5.13% 10/01/31	2,000,000	2,165,660
5.25% 09/01/29	10,160,000	11,691,315

	Principal Amount ($)	Fair Value $
California State University 4.00% 11/01/45	5,900,000	6,403,742
City of Los Angeles Wastewater System Revenue 5.00% 06/01/43	10,000,000	12,182,900
East Bay Municipal Utility District Water System Revenue Rev., 5.00% 06/01/44	4,000,000	4,960,560
Fresno Unified School District 4.00% 08/01/47	5,000,000	5,281,600
Los Angeles Department of Water & Power Power System Revenue 5.00% 07/01/48	5,500,000	6,631,075
Los Angeles Harbor Department 5.00% 08/01/26	8,000,000	8,025,200
Mount San Antonio Community College District 4.00% 08/01/49	3,000,000	3,314,280
San Diego Community College District 5.00% 08/01/41 (l)	10,000,000	10,812,900
San Francisco City & County Airport Commission-San Francisco International Airport 5.00% 05/01/48 - 05/01/49	17,500,000	21,146,650
State of California
4.00% 04/01/49	700,000	773,437
5.00% 02/01/31 - 08/01/46	21,720,000	24,717,017
5.25% 04/01/35 - 11/01/40	12,750,000	13,541,730
University of California 5.00% 05/15/38	4,000,000	4,498,040

		166,469,223

Colorado - 2.4%
City of Colorado Springs Co. Utilities System Revenue Rev., 5.00% 11/15/47	5,000,000	5,976,850
Colorado Health Facilities Authority 5.00% 06/01/47	1,750,000	1,992,288

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Metro Wastewater Reclamation District 5.00% 04/01/27	1,730,000	1,895,561
Regional Transportation District
4.25% 11/01/36	3,405,000	4,242,017
5.00% 11/01/27 - 11/01/29	13,760,000	16,864,933
5.38% 06/01/31	2,500,000	2,583,150

		33,554,799

Connecticut - 4.9%
Connecticut State Health & Educational Facility Authority
5.00% 07/01/40 (l)	6,775,000	7,026,013
5.00% 07/01/46	6,500,000	7,475,910
South Central Connecticut Regional Water Authority 5.00% 08/01/27 - 08/01/28	2,195,000	2,491,911
State of Connecticut
4.00% 08/01/33	1,000,000	1,088,860
5.00% 01/01/22 - 05/01/37	15,600,000	17,496,154
State of Connecticut Special Tax Revenue
4.00% 09/01/36	5,000,000	5,418,650
5.00% 10/01/27 - 10/01/36	23,325,000	26,577,393
Town of Fairfield 5.00% 08/01/21	1,000,000	1,079,420

		68,654,311

Delaware - 1.1%
Delaware State Health Facilities Authority 5.00% 10/01/40	6,300,000	6,552,819
Delaware Transportation Authority 5.00% 06/01/45	6,680,000	7,596,630
State of Delaware
5.00% 07/01/28 (l)	825,000	855,145
5.00% 07/01/28	175,000	181,288

		15,185,882

District of Columbia - 2.7%
District of Columbia
4.00% 10/15/39 - 10/15/44	9,485,000	10,558,531
5.00% 06/01/38 - 04/01/42	7,430,000	8,650,997
5.00% 04/01/42 (l)	1,820,000	2,264,644

	Principal Amount ($)	Fair Value $
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Rev., 5.00% 10/01/44 (c)	5,000,000	5,990,600
Washington Metropolitan Area Transit Authority 5.00% 07/01/34 - 07/01/43	8,375,000	10,018,459

		37,483,231

Florida - 1.5%
City of Tampa Water & Wastewater System Revenue 5.00% 10/01/27	8,560,000	9,231,618
County of Miami-Dade FL Water & Sewer System Revenue 5.00% 10/01/43	5,000,000	6,038,450
Martin County Health Facilities Authority 4.00% 01/01/46 (c)	5,000,000	5,424,100

		20,694,168

Georgia - 7.4%
Atlanta Development Authority 5.25% 07/01/40	8,925,000	10,463,670
City of Atlanta Department of Aviation 5.00% 01/01/25 - 01/01/34	18,500,000	20,177,015
City of Atlanta Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	6,019,300
5.25% 11/01/30	5,690,000	6,546,118
6.25% 11/01/39 (l)	10,000,000	10,162,500
City of Atlanta Water & Wastewater Revenue (AGMC Insured) 5.75% 11/01/27 - 11/01/30 (m)	9,500,000	12,912,315
DeKalb Newton & Gwinnett Counties Joint Development Authority 6.00% 07/01/34 (l)	8,500,000	8,500,000
Gwinnett County Development Authority 5.00% 07/01/37 - 07/01/40	9,325,000	11,001,146

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Municipal Electric Authority of Georgia 5.00% 01/01/35	5,500,000	6,192,615
State of Georgia 4.00% 07/01/36	10,000,000	11,272,500

		103,247,179

Hawaii - 1.6%
State of Hawaii 5.00% 01/01/36	4,850,000	6,019,189
State of Hawaii Airports System Revenue 5.25% 07/01/24	15,800,000	16,425,996

		22,445,185

Illinois - 5.1%
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,254,060
5.25% 01/01/42	8,000,000	9,441,440
5.63% 01/01/35 (l)	4,035,000	4,295,419
5.63% 01/01/35	965,000	1,022,340
5.75% 01/01/39 (l)	9,655,000	10,295,995
5.75% 01/01/39	1,845,000	1,956,623
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (k)(m)	785,000	881,315
5.65% 06/15/22 (m)	3,520,000	3,857,181
Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (k)(m)	195,000	210,608
5.00% 10/01/21 (m)	3,805,000	4,090,337
State of Illinois
4.00% 09/01/27	170,000	170,128
5.00% 11/01/23 - 03/01/31	24,690,000	27,366,513

		71,841,959

Indiana - 0.5%
Indianapolis Local Public Improvement Bond Bank 4.00% 02/01/44	6,500,000	7,107,620

Kentucky - 2.1%
Kentucky State Property & Building Commission 5.00% 02/01/33 - 04/01/37	11,705,000	13,520,976

	Principal Amount ($)	Fair Value $
Louisville & Jefferson County Metropolitan Sewer District 5.00% 05/15/30	14,340,000	15,475,871

		28,996,847

Louisiana - 0.4%
Louisiana Public Facilities Authority 5.00% 05/15/47 (l)	10,000	12,218
State of Louisiana 5.00% 09/01/19 (k)	5,000,000	5,030,500

		5,042,718

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21 (l)	315,000	326,991
5.25% 07/01/21	1,475,000	1,529,840
Maine Turnpike Authority
5.00% 07/01/42	1,000,000	1,090,190
6.00% 07/01/34 (l)	1,250,000	1,250,000

		4,197,021

Maryland - 3.1%
City of Baltimore 5.00% 07/01/38 - 07/01/46	23,375,000	26,895,122
County of Prince George’s
5.00% 09/15/24	3,450,000	3,728,760
5.00% 09/15/25 (l)	5,340,000	5,772,433
Maryland Economic Development Corp. 5.75% 06/01/35 (l)	3,000,000	3,119,460
Maryland Health & Higher Educational Facilities Authority
5.00% 07/01/34 (l)	1,945,000	1,945,000
5.00% 07/01/34 - 08/15/41	1,355,000	1,432,008

		42,892,783

Massachusetts - 5.1%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,336,772
5.00% 03/01/46	7,000,000	7,893,550
5.25% 09/01/43 - 01/01/44	17,825,000	22,060,356

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Massachusetts Department of Transportation 5.00% 01/01/37	10,000,000	10,169,700
Massachusetts Development Finance Agency
4.00% 06/01/49	1,000,000	1,053,780
5.75% 07/01/39 (l)	3,325,000	3,325,000
5.75% 07/01/39	1,675,000	1,675,000
Massachusetts Health & Educational Facilities Authority 5.00% 07/01/34 (l)	7,500,000	7,500,000
Massachusetts School Building Authority 5.00% 08/15/28	5,000,000	5,537,600
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,665,946
5.00% 08/01/41 (l)	3,000,000	3,223,230
6.50% 07/15/19 (k)	945,000	946,777

		71,387,711

Michigan - 1.3%
Lansing Board of Water & Light 5.00% 07/01/37	3,500,000	3,721,830
Michigan Finance Authority 5.00% 12/01/47 - 11/15/48	7,500,000	8,507,010
State of Michigan 5.00% 03/15/27	4,415,000	5,467,580
University of Michigan Revenue 5.00% 04/01/46	1,000,000	1,172,430

		18,868,850

Minnesota - 1.1%
City of Minneapolis 4.00% 11/15/48	1,000,000	1,070,370
City of Rochester 4.00% 11/15/48	5,330,000	5,830,274
City of St Cloud 5.00% 05/01/48	2,000,000	2,391,520
Housing & Redevelopment Authority of The City of Saint Paul Minnesota 4.00% 11/15/43	1,000,000	1,077,770
University of Minnesota 5.00% 09/01/39	4,350,000	5,254,843

		15,624,777

	Principal Amount ($)	Fair Value $
Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 5.00% 10/01/44	8,010,000	8,829,423
Health & Educational Facilities Authority of the State of Missouri 4.00% 11/15/48	2,200,000	2,370,632
Kansas City Sanitary Sewer System Revenue 4.00% 01/01/40	1,725,000	1,851,391
Metropolitan St. Louis Sewer District 5.00% 05/01/45 - 05/01/46	3,000,000	3,476,430
Missouri Highway & Transportation Commission 5.00% 05/01/21	4,610,000	4,753,094
Missouri Joint Municipal Electric Utility Commission 5.00% 01/01/34	1,950,000	2,191,332
Missouri State Environmental Improvement & Energy Resources Authority 5.00% 01/01/24	525,000	526,444

		23,998,746

New Jersey - 6.1%
New Jersey Economic Development Authority
5.00% 06/15/41 - 06/15/43	11,750,000	13,138,070
5.25% 06/15/40	4,000,000	4,441,760
New Jersey Educational Facilities Authority 5.50% 09/01/30 - 09/01/33	14,700,000	17,179,705
New Jersey Health Care Facilities Financing Authority (AGMC Insured) 4.13% 07/01/38 (m)	6,215,000	6,574,289
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	15,400,000	17,789,064
5.00% 01/01/38 (l)	4,000,000	4,437,400

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	49

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

New Jersey Transportation Trust Fund Authority
5.00% 12/15/34 - 06/15/45	7,250,000	8,274,203
5.25% 06/15/36	7,350,000	7,736,242
New Jersey Turnpike Authority 4.00% 01/01/48	5,000,000	5,436,150

		85,006,883

New Mexico - 0.1%
New Mexico Finance Authority 5.00% 06/15/23	1,750,000	1,810,428

New York - 11.1%
City of New York 5.00% 08/01/26 - 04/01/43	7,500,000	9,039,480
Hudson Yards Infrastructure Corp.
4.00% 02/15/44	5,830,000	6,337,385
5.00% 02/15/39 - 02/15/45	11,000,000	12,996,470
Metropolitan Transportation Authority Class B
4.00% 11/15/49	5,000,000	5,463,250
5.00% 11/15/29 - 11/15/37	7,960,000	9,086,737
New York City Transitional Finance Authority Building Aid Revenue 5.00% 07/15/36	6,000,000	7,347,900
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	5,542,350
5.00% 11/01/21 - 02/01/43	32,500,000	36,195,625
New York City Water & Sewer System 5.00% 06/15/49	6,460,000	7,726,354
New York Liberty Development Corp.
5.00% 11/15/44	5,000,000	5,354,400
5.13% 01/15/44	10,000,000	10,191,900
New York State Dormitory Authority
4.00% 08/01/38 - 07/01/41	6,655,000	7,371,592
5.00% 03/15/45 - 07/01/46	16,500,000	19,725,160
6.00% 07/01/40 (l)	2,000,000	2,095,500

	Principal Amount ($)	Fair Value $
Port Authority of New York & New Jersey 5.00% 11/15/47 - 09/01/48	6,500,000	7,828,025
Westchester County Healthcare Corp.
6.13% 11/01/37 (l)	2,220,000	2,362,923
6.13% 11/01/37	280,000	296,002

		154,961,053

North Carolina - 1.4%
City of Charlotte 5.00% 06/01/23	4,320,000	4,466,707
City of Charlotte NC Airport Revenue Rev., 4.00% 07/01/44	3,150,000	3,521,133
North Carolina Capital Facilities Finance Agency 4.00% 10/01/44	2,000,000	2,184,740
North Carolina Medical Care Commission 4.00% 06/01/42	1,500,000	1,630,215
State of North Carolina 4.75% 05/01/30 (l)	4,130,000	4,248,985
The University of North Carolina at Charlotte 5.00% 10/01/47	3,545,000	4,234,964

		20,286,744

Ohio - 5.0%
City of Columbus 5.00% 07/01/26 - 08/15/30 (l)	18,055,000	20,675,389
County of Franklin 5.00% 12/01/47	1,125,000	1,319,580
Cuyahoga Community College District 5.00% 08/01/26 (l)	1,800,000	1,838,898
Northeast Ohio Regional Sewer District
4.00% 11/15/43	7,550,000	8,322,894
5.00% 11/15/38 (l)	12,000,000	13,660,320
Ohio State Turnpike Commission 5.25% 02/15/39	18,250,000	20,387,622
University of Cincinnati 5.00% 06/01/45	3,500,000	4,113,690

		70,318,393

See Notes to Schedules of Investments and Notes to Financial Statements.

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Oklahoma - 0.7%
Oklahoma Capital Improvement Authority 5.00% 07/01/28 - 07/01/29	5,000,000	5,772,400
Oklahoma Turnpike Authority 5.00% 01/01/28	3,500,000	3,686,970

		9,459,370

Oregon - 1.0%
Eugene Water Revenue 4.00% 08/01/45	1,000,000	1,076,430
Salem-Keizer School District No 24J 5.00% 06/15/37	10,000,000	12,305,500

		13,381,930

Pennsylvania - 4.9%
Allegheny County Hospital Development Authority Rev., 4.00% 07/15/39	1,500,000	1,633,530
City of Philadelphia 5.00% 08/01/36	5,000,000	5,860,700
City of Philadelphia Water & Wastewater Revenue 5.00% 01/01/36 - 10/01/47	23,000,000	26,157,640
Delaware River Port Authority 5.00% 01/01/29 - 01/01/40	8,600,000	10,107,403
General Authority of Southcentral Pennsylvania 4.00% 06/01/49	3,015,000	3,283,305
Montgomery County Higher Education & Health Authority Rev., 4.00% 09/01/49	3,000,000	3,182,460
Pennsylvania Economic Development Financing Authority 4.00% 11/15/42	5,000,000	5,365,900
Pennsylvania Turnpike Commission 6.00% 12/01/34 (l)	12,000,000	12,785,640

		68,376,578

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. 5.00% 09/01/43	5,000,000	5,585,300

	Principal Amount ($)	Fair Value $
Rhode Island Infrastructure Bank Water Pollution Control Revenue 5.00% 10/01/28	2,200,000	2,665,608

		8,250,908

South Carolina - 1.6%
Piedmont Municipal Power Agency 5.00% 01/01/25	2,315,000	2,496,195
Piedmont Municipal Power Agency (AGC Insured) 5.75% 01/01/34 (m)	5,500,000	5,932,685
South Carolina State Public Service Authority 5.00% 12/01/37 - 12/01/38	12,000,000	13,886,220

		22,315,100

Tennessee - 0.6%
City of Memphis 4.00% 06/01/46	5,000,000	5,363,350
County of Shelby 5.00% 03/01/21	3,500,000	3,585,015

		8,948,365

Texas - 6.9%
City of Austin Airport System Revenue 5.00% 11/15/46	3,000,000	3,519,090
City of Austin Water & Wastewater System Revenue 5.00% 11/15/42	13,595,000	14,999,364
City of Dallas Waterworks & Sewer System Revenue 5.00% 10/01/46	3,550,000	4,230,961
City of Houston Utility System Revenue 5.00% 05/15/28 - 11/15/33	10,470,000	11,507,093
5.25% 11/15/30 - 11/15/31 (l)	12,000,000	12,639,480
Dallas/Fort Worth International Airport 5.25% 11/01/29	5,000,000	5,716,250
Harris County-Houston Sports Authority 5.00% 11/15/30	2,000,000	2,292,500
Lower Colorado River Authority 5.00% 05/15/44	2,000,000	2,352,100

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

North Texas Tollway Authority
5.00% 09/01/31 (l)	3,500,000	3,770,690
5.00% 01/01/39 - 01/01/48	5,000,000	5,841,130
6.00% 01/01/38 (l)	5,000,000	5,342,700
Texas Transportation Commission State Highway Fund 5.00% 04/01/23	10,750,000	12,191,575
The University of Texas System 5.00% 08/15/26	10,000,000	12,346,000

		96,748,933

Utah - 0.9%
Utah State Board of Regents 5.00% 11/01/30	4,000,000	4,190,680
Utah Transit Authority
5.00% 06/15/42 (l)	3,045,000	3,363,781
5.00% 06/15/42	4,455,000	4,815,410

		12,369,871

Virginia - 1.6%
County of Fairfax 4.00% 10/01/35	6,645,000	7,594,172

	Principal Amount ($)	Fair Value $
University of Virginia 5.00% 04/01/47	6,000,000	7,201,260
Virginia Resources Authority
4.00% 11/01/41	5,585,000	6,104,907
5.00% 11/01/46	1,720,000	2,037,821

		22,938,160

Total Municipal Bonds and Notes (Cost $1,307,221,688)		1,386,413,386

Short-Term Investments - 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $1,435,349) (d)(n)	1,435,349	1,435,349

Total Investments (Cost $1,308,657,037)		1,387,848,735

Other Assets and Liabilities, net - 0.8%		10,512,289

NET ASSETS - 100.0%		1,398,361,024

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities

	Municipal Bonds and Notes	$—	$1,386,413,386	$—	$1,386,413,386

	Short-Term Investments	1,435,349	—	—	1,435,349

	Total Investments in Securities	$1,435,349	$1,386,413,386	$—	$1,387,848,735

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,476,076	$12,476,076	$145,430,293	$156,471,020	$—	$—	1,435,349	$1,435,349	$139,503

See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Tax-Exempt Income Fund

Elfun Income Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,068.30	$1,023.26
Expenses Paid During Period*	$1.59	$1.56

*

Expenses are equal to the Fund’s annualized expense ratio of 0.31% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Income Fund	53

Elfun Income Fund

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $291,654 (in thousands) as of June 30, 2019 (a)(b)

Quality Ratings

as of June 30, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	24.03%
Aa / AA	48.45%
A / A	7.37%
Baa / BBB	17.31%
Ba / BB and lower	2.25%
NR / Other	0.59%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

54	Elfun Income Fund

Elfun Income Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.8%†
U.S. Treasuries - 25.2%
U.S. Treasury Bonds
2.25% 08/15/46 (h)	1,602,000	1,513,389
3.00% 08/15/48 (h)	8,782,700	9,632,152
U.S. Treasury Notes
1.38% 12/15/19 (h)	8,355,800	8,329,688
1.50% 11/30/19 (h)	7,563,800	7,544,595
1.63% 02/15/26 (h)	12,436,700	12,254,036
2.25% 03/31/20 (h)	4,600,000	4,607,727
2.50% 01/31/24 (h)	12,010,500	12,405,533
2.63% 02/15/29 (h)	3,118,000	3,288,028

		59,575,148

Agency Mortgage Backed - 32.0%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (h)(i)	1,045,000	1,174,343
4.50% 06/01/33 - 02/01/35 (h)	13,127	13,878
5.00% 07/01/35 (h)	106,176	115,006
5.50% 05/01/20 - 04/01/39 (h)	177,216	193,776
6.00% 07/01/19 - 11/01/37 (h)	379,703	431,052
6.50% 07/01/29 (h)	1,737	1,770
7.00% 01/01/27 - 08/01/36 (h)	83,361	94,998
7.50% 11/01/29 - 09/01/33 (h)	7,209	7,862
8.00% 11/01/30 (h)	3,461	3,923
Federal National Mortgage Assoc.
3.50% 08/01/45 - 07/01/47 (h)	3,389,622	3,518,776
4.00% 01/01/41 - 10/01/47 (h)	5,910,169	6,169,453
4.50% 02/01/20 - 02/01/40 (h)	857,166	920,073
5.00% 07/01/20 - 05/01/39 (h)	261,814	282,509
5.50% 06/01/20 - 01/01/39 (h)	674,930	734,090
6.00% 09/01/19 - 05/01/41 (h)	1,433,632	1,629,152
6.50% 05/01/21 - 08/01/36 (h)	78,614	86,072
7.00% 10/01/32 - 02/01/34 (h)	9,073	9,777
7.50% 12/01/26 - 03/01/33 (h)	40,724	45,526
8.00% 06/01/24 - 10/01/31 (h)	12,026	13,262

	Principal Amount ($)	Fair Value $
8.50% 04/01/30 (h)	2,431	2,923
9.00% 12/01/22 (h)	934	977
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47% 04/01/37 (h)(i)	2,465	2,531
Federal National Mortgage Assoc. TBA 2.50% TBA (c)	2,381,000	2,396,310
3.00% TBA (c)	13,565,840	13,713,637
3.50% TBA (c)	13,074,000	13,361,105
4.00% TBA (c)	5,698,000	5,888,712
4.50% TBA (c)	1,518,000	1,585,976
Government National Mortgage Assoc. 3.00% 12/20/42	5,067,958	5,217,646
4.00% 01/20/41 - 04/20/43 (h)	1,632,724	1,721,450
4.50% 08/15/33 - 03/20/41 (h)	767,423	816,290
5.00% 08/15/33 (h)	42,106	44,858
6.00% 04/15/27 - 09/15/36 (h)	203,515	232,913
6.50% 01/15/24 - 09/15/36 (h)	70,543	77,925
7.00% 11/15/27 - 10/15/36 (h)	42,648	48,151
7.50% 03/15/23 - 11/15/31 (h)	15,439	16,213
8.00% 09/15/27 - 06/15/30 (h)	25,366	27,014
9.00% 12/15/21 (h)	439	457
3.50% TBA (c)	7,757,000	8,005,845
4.00% TBA (c)(h)	2,315,000	2,399,729
4.50% TBA (c)(h)	4,359,000	4,543,516

		75,549,476

Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (g)(h)(i)	881,200	2,384
3.30% 04/25/29 (h)	625,000	666,232
3.77% 12/25/28 (h)	491,000	541,409
3.86% 11/25/28 (h)(i)	448,000	497,177
4.06% 10/25/28 (h)(i)	909,000	1,022,247
Federal Home Loan Mortgage Corp. REMIC 3.50% 09/15/29 - 11/15/30 (g)(h)	265,143	14,181
5.50% 06/15/33 (g)(h)	37,001	6,330
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.21% 08/15/25 (g)(h)(i)	100,941	4,868

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	55

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS 1.47% 08/01/27 (d)(f)(h)	720	663
8.00% 02/01/23 - 07/01/24 (g)(h)	2,187	280
Federal National Mortgage Assoc. REMIC 0.51% 12/25/22 (d)(f)(h)	139	138
1.09% 12/25/42 (g)(h)(i)	195,523	6,291
5.00% 02/25/40 (g)(h)	21,921	2,951
5.00% 09/25/40 (h)	107,266	10,605
8.00% 05/25/22 (g)(h)	1	13
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.60% 07/25/38 (h)(i)	40,421	5,100
Federal National Mortgage Assoc. STRIPS 1.87% 12/25/34 (d)(f)(h)	38,453	32,878
4.50% 08/25/35 - 01/25/36 (g)(h)	78,364	13,183
5.00% 03/25/38 - 05/25/38 (g)(h)	42,633	7,976
5.50% 12/25/33 (g)(h)	12,093	2,479
6.00% 01/25/35 (g)(h)	44,858	10,208
7.50% 11/25/23 (g)(h)	4,897	532
8.00% 08/25/23 - 07/25/24 (g)(h)	4,237	561
8.50% 07/25/22 (g)(h)	607	45
9.00% 05/25/22 (g)(h)	511	34
Government National Mortgage Assoc. REMIC 4.50% 05/20/38 - 08/16/39 (g)(h)	74,981	4,155
5.00% 09/20/38 (g)(h)	16,446	298
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.41% 01/16/40 (g)(h)(i)	210,123	41,740

		2,894,958

Asset Backed - 2.7%
American Express Credit Account Master Trust 2017-6 2.04% 05/15/23 (h)	1,123,065	1,121,932
American Express Credit Account Master Trust 2018-1 2.67% 10/17/22 (h)	603,000	604,790
American Express Credit Account Master Trust 2018-8 3.18% 04/15/24 (h)	1,264,000	1,294,812
BA Credit Card Trust 2018-A1 2.70% 07/17/23 (h)	528,000	532,990

	Principal Amount ($)	Fair Value $
BMW Floorplan Master Owner Trust 2018-1 3.15% 05/15/23 (b)(h)	333,000	338,620
Chase Funding Trust 2004-1 4.99% 11/25/33 (h)(j)	156,015	156,015
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21 (h)	1,382,000	1,379,233
Enterprise Fleet Financing 2019-1 LLC 3.07% 10/22/24 (b)(h)	487,000	499,500
Nissan Auto Lease Trust 2019-A 2.76% 03/15/22 (h)	385,000	388,148
Securitized Term Auto Receivables Trust 2018-1A 3.30% 11/25/22 (b)(h)	135,000	137,809

		6,453,849

Corporate Notes - 33.5%
3M Co. 4.00% 09/14/48 (h)	76,000	82,215
Abbott Laboratories 2.90% 11/30/21 (h)	276,000	280,477
3.75% 11/30/26 (h)	28,000	30,330
4.90% 11/30/46 (h)	100,000	123,335
AbbVie Inc. 3.20% 05/14/26 (h)	73,000	73,672
4.45% 05/14/46 (h)	83,000	81,420
4.70% 05/14/45 (h)	33,000	33,633
4.88% 11/14/48 (h)	25,000	26,276
Activision Blizzard Inc. 2.30% 09/15/21 (h)	221,000	220,629
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50% 05/15/21 (h)	150,000	154,693
Aetna Inc. 3.50% 11/15/24 (h)	71,000	73,228
Aflac Inc. 4.00% 10/15/46 (h)	32,000	33,418
Aircastle Ltd. 4.25% 06/15/26 (h)	165,000	167,062
Alexandria Real Estate Equities Inc. 4.70% 07/01/30 (h)	45,000	50,638
Alibaba Group Holding Ltd. 4.00% 12/06/37 (h)	200,000	204,524
Alimentation Couche-Tard Inc. 2.70% 07/26/22 (h)(b)	120,000	120,215
Allergan Finance LLC 3.25% 10/01/22 (h)	87,000	88,393
4.63% 10/01/42 (h)	13,000	12,910
Allergan Funding SCS 3.00% 03/12/20 (h)	186,000	186,469
3.45% 03/15/22 (h)	71,000	72,389

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Allergan Sales LLC 5.00% 12/15/21 (b)(h)	201,000	211,020
Altria Group Inc. 2.95% 05/02/23 (h)	56,000	56,664
3.80% 02/14/24 (h)	47,000	49,025
4.25% 08/09/42 (h)	10,000	9,278
4.40% 02/14/26 (h)	111,000	118,778
4.50% 05/02/43 (h)	46,000	43,986
4.80% 02/14/29 (h)	111,000	119,691
5.95% 02/14/49 (h)	69,000	78,457
Amazon.com Inc. 2.80% 08/22/24 (h)	41,000	42,190
3.15% 08/22/27 (h)	36,000	37,822
3.88% 08/22/37 (h)	34,000	37,478
4.05% 08/22/47 (h)	37,000	41,839
4.25% 08/22/57 (h)	48,000	55,493
Ameren Corp. 3.65% 02/15/26 (h)	49,000	50,581
America Movil SAB de C.V. 3.13% 07/16/22 (h)	205,000	209,000
4.38% 04/22/49 (h)	200,000	215,700
5.00% 03/30/20 (h)	100,000	101,914
American Campus Communities Operating Partnership LP 3.35% 10/01/20 (h)	118,000	119,227
4.13% 07/01/24 (h)	38,000	40,132
American Express Co. 3.00% 10/30/24 (h)	110,000	112,634
American International Group Inc. 4.25% 03/15/29 (h)	85,000	91,134
4.50% 07/16/44 (h)	91,000	96,028
6.40% 12/15/20 (h)	59,000	62,324
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75% 04/01/48 (h)(i)	25,000	25,529
American Tower Corp. 3.38% 10/15/26 (h)	27,000	27,471
3.80% 08/15/29 (h)	105,000	108,771
4.40% 02/15/26 (h)	94,000	101,276
American Water Capital Corp. 2.95% 09/01/27 (h)	69,000	69,180
Amgen Inc. 2.65% 05/11/22 (h)	130,000	130,967
3.20% 11/02/27 (h)	49,000	50,197
4.56% 06/15/48 (h)	77,000	83,479
4.66% 06/15/51 (h)	25,000	27,315
Anadarko Petroleum Corp. 4.85% 03/15/21 (h)	10,000	10,352
6.20% 03/15/40 (h)	36,000	43,262

	Principal Amount ($)	Fair Value $
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20% 12/01/47 (h)	35,000	37,427
5.25% 01/15/25 (h)	620,000	654,522
5.50% 10/15/19 (h)	260,000	261,355
6.25% 10/15/22 (h)	176,000	180,370
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (h)	137,000	144,031
4.70% 02/01/36 (h)	40,000	43,913
4.90% 02/01/46 (h)	92,000	102,375
Anheuser-Busch InBev Worldwide Inc. 4.00% 04/13/28 (h)	24,000	25,873
4.38% 04/15/38 (h)	138,000	145,916
4.60% 04/15/48 (h)	60,000	64,272
4.75% 04/15/58 (h)	45,000	48,031
5.55% 01/23/49 (h)	146,000	178,510
Anthem Inc. 3.30% 01/15/23 (h)	69,000	71,008
ANZ New Zealand International Ltd. 3.45% 01/21/28 (b)(h)	200,000	205,822
Apache Corp. 4.38% 10/15/28 (h)	26,000	27,157
5.10% 09/01/40 (h)	52,000	52,283
Apple Inc. 2.50% 02/09/22 (h)	62,000	62,706
2.85% 05/11/24 (h)	71,000	73,090
3.35% 02/09/27 (h)	37,000	38,901
3.45% 02/09/45 (h)	134,000	133,960
3.85% 08/04/46 (h)	147,000	156,314
4.25% 02/09/47 (h)	16,000	17,947
Applied Materials Inc. 4.35% 04/01/47 (h)	55,000	61,362
Aptiv PLC 4.40% 10/01/46 (h)	72,000	67,296
ArcelorMittal 6.75% 03/01/41 (h)	24,000	27,864
Archer-Daniels-Midland Co. 2.50% 08/11/26 (h)	50,000	50,049
Ascension Health 4.85% 11/15/53 (h)	84,000	102,939
AstraZeneca PLC 2.38% 11/16/20 (h)	48,000	48,040
3.50% 08/17/23 (h)	55,000	57,284
4.00% 01/17/29 (h)	36,000	39,362
4.38% 08/17/48 (h)	21,000	23,534
AT&T Inc. 3.00% 06/30/22 (h)	76,000	77,323
3.80% 03/15/22 (h)	156,000	161,705

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	57

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

4.35% 03/01/29 (h)	181,000	194,792
4.45% 04/01/24 (h)	54,000	58,165
4.50% 05/15/35 (h)	100,000	104,812
4.55% 03/09/49 (h)	51,000	52,114
4.75% 05/15/46 (h)	35,000	36,827
4.80% 06/15/44 (h)	79,000	83,251
4.85% 03/01/39 (h)	133,000	143,065
5.15% 11/15/46 (h)	15,000	16,580
5.25% 03/01/37 (h)	69,000	77,418
5.35% 12/15/43 (h)	52,000	57,236
5.45% 03/01/47 (h)	133,000	152,882
Athene Holding Ltd. 4.13% 01/12/28 (h)	64,000	64,504
Avangrid Inc. 3.15% 12/01/24 (h)	106,000	107,826
Baidu Inc. 2.88% 07/06/22 (h)	255,000	255,788
Bank of America Corp. 3.25% 10/21/27 (h)	3,000	3,071
3.95% 04/21/25 (h)	76,000	79,706
4.18% 11/25/27 (h)	142,000	150,639
4.25% 10/22/26 (h)	138,000	147,487
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37% 07/21/21 (h)(i)	145,000	144,852
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (h)(i)	87,000	88,413
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (h)(i)	140,000	144,217
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (h)(i)	95,000	97,730
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter) 3.46% 03/15/25 (h)(i)	225,000	233,482
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (h)(i)	46,000	48,670

	Principal Amount ($)	Fair Value $
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (h)(i)	94,000	102,349
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27% 07/23/29 (h)(i)	33,000	36,011
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33% 03/15/50 (h)(i)	56,000	62,383
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44% 01/20/48 (h)(i)	88,000	99,610
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34% 10/05/28 (h)(i)	156,000	163,839
Barclays PLC 4.84% 05/09/28 (h)	200,000	204,506
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter) 4.97% 05/16/29 (h)(i)	200,000	213,026
Barrick North America Finance LLC 5.70% 05/30/41 (h)	16,000	19,446
BAT Capital Corp. 2.30% 08/14/20 (h)	322,000	321,304
2.76% 08/15/22 (h)	96,000	96,165
3.56% 08/15/27 (h)	49,000	48,782
4.39% 08/15/37 (h)	28,000	26,604
4.54% 08/15/47 (h)	45,000	41,842
Baxalta Inc. 2.88% 06/23/20 (h)	36,000	36,109
Bayer US Finance II LLC 3.50% 06/25/21 (b)(h)	416,000	422,693
Becton Dickinson and Co. 2.89% 06/06/22 (h)	92,000	93,237
3.70% 06/06/27 (h)	57,000	59,502
3.73% 12/15/24 (h)	3,000	3,144
4.67% 06/06/47 (h)	13,000	14,585
4.69% 12/15/44 (h)	11,000	12,195
Berkshire Hathaway Energy Co. 2.40% 02/01/20 (h)	183,000	183,009

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.25% 04/15/28 (h)	38,000	39,135
3.80% 07/15/48 (h)	41,000	41,702
6.13% 04/01/36 (h)	25,000	33,427
Berkshire Hathaway Finance Corp. 4.25% 01/15/49 (h)	58,000	65,206
Berkshire Hathaway Inc. 4.50% 02/11/43 (h)	3,000	3,480
BHP Billiton Finance USA Ltd. 5.00% 09/30/43 (h)	25,000	31,137
Biogen Inc. 2.90% 09/15/20 (h)	47,000	47,234
BNP Paribas S.A. 5.00% 01/15/21 (h)	59,000	61,374
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter) 5.13% 12/31/99 (b)(h)(i)	200,000	189,958
Boardwalk Pipelines LP 4.80% 05/03/29 (h)	94,000	98,137
Boston Scientific Corp. 4.00% 03/01/28 (h)	66,000	71,052
4.70% 03/01/49 (h)	37,000	42,237
BP Capital Markets America Inc. 3.02% 01/16/27 (h)	222,000	226,962
3.22% 11/28/23 (h)	57,000	58,856
Brighthouse Financial Inc. 3.70% 06/22/27 (h)	8,000	7,604
4.70% 06/22/47 (h)	4,000	3,342
Bristol-Myers Squibb Co. 3.20% 06/15/26 (b)(h)	216,000	224,465
3.40% 07/26/29 (b)(h)	169,000	177,039
4.13% 06/15/39 (b)(h)	75,000	80,834
4.25% 10/26/49 (b)(h)	75,000	82,878
Brixmor Operating Partnership LP 3.90% 03/15/27 (h)	38,000	38,603
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65% 01/15/23 (h)	18,000	17,758
3.00% 01/15/22 (h)	70,000	70,207
3.13% 01/15/25 (h)	18,000	17,578
3.88% 01/15/27 (h)	33,000	32,330
Brown-Forman Corp. 4.00% 04/15/38 (h)	17,000	18,362
Buckeye Partners LP 5.60% 10/15/44 (h)	18,000	14,818
Bunge Limited Finance Corp. 3.75% 09/25/27 (h)	27,000	26,795
Burlington Northern Santa Fe LLC 4.15% 12/15/48 (h)	88,000	98,844
4.55% 09/01/44 (h)	129,000	149,471

	Principal Amount ($)	Fair Value $
Campbell Soup Co. 3.30% 03/15/21 (h)	164,000	166,080
Canadian Natural Resources Ltd. 3.85% 06/01/27 (h)	17,000	17,663
4.95% 06/01/47 (h)	18,000	20,587
Cantor Fitzgerald LP 4.88% 05/01/24 (b)(h)	235,000	241,820
Capital One Financial Corp. 3.75% 07/28/26 (h)	129,000	131,307
4.75% 07/15/21 (h)	188,000	196,545
Cardinal Health Inc. 2.62% 06/15/22 (h)	47,000	47,274
3.08% 06/15/24 (h)	28,000	28,185
Caterpillar Financial Services Corp. 2.55% 11/29/22 (h)	102,000	103,151
Caterpillar Inc. 3.80% 08/15/42 (h)	28,000	29,813
CBS Corp. 2.90% 01/15/27 (h)	36,000	35,026
3.70% 06/01/28 (h)	43,000	43,800
Celgene Corp. 3.45% 11/15/27 (h)	3,000	3,123
4.35% 11/15/47 (h)	4,000	4,415
4.55% 02/20/48 (h)	78,000	89,000
5.00% 08/15/45 (h)	32,000	37,881
Cenovus Energy Inc. 4.25% 04/15/27 (h)	32,000	33,134
5.25% 06/15/37 (h)	49,000	51,223
5.40% 06/15/47 (h)	13,000	13,996
CenterPoint Energy Inc. 2.50% 09/01/22 (h)	188,000	188,290
3.60% 11/01/21 (h)	88,000	90,369
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20 (h)	358,000	361,158
4.46% 07/23/22 (h)	137,000	143,843
4.91% 07/23/25 (h)	20,000	21,704
5.05% 03/30/29 (h)	157,000	173,212
5.75% 04/01/48 (h)	105,000	116,051
6.38% 10/23/35 (h)	13,000	15,235
6.48% 10/23/45 (h)	32,000	38,053
Chevron Corp. 2.42% 11/17/20 (h)	57,000	57,264
3.19% 06/24/23 (h)	52,000	53,982
Chubb INA Holdings Inc. 4.35% 11/03/45 (h)	69,000	80,365
Church & Dwight Company Inc. 2.45% 08/01/22 (h)	41,000	41,074

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	59

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Cigna Corp. 3.20% 09/17/20 (b)(h)	155,000	156,420
3.40% 09/17/21 (b)(h)	72,000	73,395
3.75% 07/15/23 (b)(h)	55,000	57,237
4.13% 11/15/25 (b)(h)	96,000	102,120
4.38% 10/15/28 (b)(h)	36,000	38,848
4.80% 08/15/38 (b)(h)	34,000	36,611
4.90% 12/15/48 (b)(h)	43,000	46,959
Cigna Holding Co. 3.25% 04/15/25 (h)	57,000	57,956
3.88% 10/15/47 (h)	52,000	48,447
Cisco Systems Inc. 5.90% 02/15/39 (h)	51,000	69,569
Citibank NA 2.85% 02/12/21 (h)	255,000	257,027
Citigroup Inc. 2.70% 10/27/22 (h)	87,000	87,661
2.90% 12/08/21 (h)	364,000	368,102
4.40% 06/10/25 (h)	32,000	34,183
4.45% 09/29/27 (h)	24,000	25,859
4.65% 07/30/45 - 07/23/48 (h)	170,000	197,460
4.75% 05/18/46 (h)	56,000	63,353
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (h)(i)	58,000	58,703
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (h)(i)	43,000	44,783
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (h)(i)	30,000	33,452
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (h)(i)	317,000	320,069
CME Group Inc.
3.75% 06/15/28 (h)	44,000	47,823
CMS Energy Corp.
4.88% 03/01/44 (h)	160,000	185,774
CNA Financial Corp.
3.45% 08/15/27 (h)	35,000	35,501
3.90% 05/01/29 (h)	92,000	96,533
CNH Industrial Capital LLC
3.38% 07/15/19 (h)	95,000	95,028
4.38% 11/06/20 (h)	71,000	72,495
4.88% 04/01/21 (h)	87,000	90,091
CNH Industrial N.V.
3.85% 11/15/27 (h)	132,000	131,823

	Principal Amount ($)	Fair Value $
CNOOC Nexen Finance 2014 ULC
4.25% 04/30/24 (h)	423,000	449,535
Columbia Pipeline Group Inc.
3.30% 06/01/20 (h)	80,000	80,540
Comcast Corp.
3.20% 07/15/36 (h)	88,000	85,482
3.38% 08/15/25 (h)	4,000	4,182
3.97% 11/01/47 (h)	228,000	238,853
4.15% 10/15/28 (h)	176,000	193,904
4.25% 10/15/30 (h)	78,000	86,997
4.60% 08/15/45 (h)	55,000	62,349
4.70% 10/15/48 (h)	46,000	53,931
CommonSpirit Health
4.35% 11/01/42 (h)	130,000	130,662
Conagra Brands Inc.
3.80% 10/22/21 (h)	163,000	167,515
5.30% 11/01/38 (h)	42,000	45,516
5.40% 11/01/48 (h)	33,000	36,216
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.34% 10/22/20 (h)(i)	122,000	122,009
Concho Resources Inc.
3.75% 10/01/27 (h)	16,000	16,551
4.30% 08/15/28 (h)	52,000	56,084
4.88% 10/01/47 (h)	34,000	38,335
ConocoPhillips Co.
4.30% 11/15/44 (h)	87,000	97,451
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (h)	86,000	85,968
3.88% 06/15/47 (h)	50,000	51,759
Constellation Brands Inc.
3.70% 12/06/26 (h)	76,000	79,599
4.50% 05/09/47 (h)	71,000	74,196
Continental Resources Inc.
4.50% 04/15/23 (h)	315,000	330,788
Corning Inc.
4.38% 11/15/57 (h)	46,000	44,860
Corporation Andina de Fomento
2.20% 07/18/20 (h)	190,000	189,255
4.38% 06/15/22 (h)	281,000	295,736
Credit Suisse Group Funding Guernsey Ltd.
3.13% 12/10/20 (h)	250,000	252,015
3.80% 06/09/23 (h)	470,000	488,852
Crown Castle International Corp.
5.20% 02/15/49 (h)	63,000	72,278
CSX Corp.
4.50% 03/15/49 - 08/01/54 (h)	148,000	164,696
CubeSmart LP
4.38% 02/15/29 (h)	101,000	107,558

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

CVS Health Corp.
2.25% 08/12/19 (h)	165,000	164,937
3.13% 03/09/20 (h)	485,000	486,828
3.35% 03/09/21 (h)	115,000	116,604
3.70% 03/09/23 (h)	258,000	266,550
3.88% 07/20/25 (h)	36,000	37,579
4.10% 03/25/25 (h)	93,000	98,104
4.30% 03/25/28 (h)	28,000	29,533
4.78% 03/25/38 (h)	92,000	95,945
5.00% 12/01/24 (h)	78,000	85,041
5.05% 03/25/48 (h)	87,000	92,774
5.13% 07/20/45 (h)	22,000	23,459
D.R. Horton Inc.
2.55% 12/01/20 (h)	146,000	145,907
Dell International LLC/EMC Corp.
4.00% 07/15/24 (b)(h)	113,000	115,676
4.42% 06/15/21 (b)(h)	137,000	141,077
5.30% 10/01/29 (b)(h)	89,000	93,729
5.45% 06/15/23 (b)(h)	52,000	56,041
6.02% 06/15/26 (b)(h)	26,000	28,631
8.10% 07/15/36 (b)(h)	11,000	13,419
8.35% 07/15/46 (b)(h)	17,000	21,457
Deutsche Bank AG
2.70% 07/13/20 (h)	121,000	120,390
3.30% 11/16/22 (h)	205,000	202,027
Devon Energy Corp.
4.00% 07/15/21 (h)	188,000	194,494
5.00% 06/15/45 (h)	36,000	41,310
Diageo Investment Corp.
2.88% 05/11/22 (h)	100,000	101,828
Diamondback Energy Inc.
4.75% 11/01/24 (h)	190,000	195,318
Digital Realty Trust LP
3.60% 07/01/29 (h)	155,000	157,348
Discover Bank
3.10% 06/04/20 (h)	291,000	292,496
Discovery Communications LLC
2.20% 09/20/19 (h)	137,000	136,801
2.95% 03/20/23 (h)	243,000	245,080
3.95% 03/20/28 (h)	59,000	60,729
4.95% 05/15/42 (h)	17,000	17,195
5.00% 09/20/37 (h)	25,000	26,119
Dollar Tree Inc.
4.00% 05/15/25 (h)	70,000	72,782
4.20% 05/15/28 (h)	122,000	126,264
Dominion Energy Inc.
2.58% 07/01/20 (h)	91,000	90,906
3.07% 08/15/24 (j)	90,000	90,796
DPL Inc.
4.35% 04/15/29 (b)(h)	108,000	109,556

	Principal Amount ($)	Fair Value $
DTE Energy Co.
2.85% 10/01/26 (h)	43,000	42,522
3.85% 12/01/23 (h)	43,000	45,063
Duke Energy Carolinas LLC
3.95% 03/15/48 (h)	56,000	59,465
Duke Energy Corp.
1.80% 09/01/21 (h)	118,000	116,665
3.55% 09/15/21 (h)	71,000	72,573
3.75% 09/01/46 (h)	18,000	17,599
Duke Energy Progress LLC
4.15% 12/01/44 (h)	60,000	64,976
Duke Realty LP
3.25% 06/30/26 (h)	46,000	46,781
3.38% 12/15/27 (h)	39,000	39,819
DuPont de Nemours Inc.
3.77% 11/15/20 (h)	293,000	298,570
5.32% 11/15/38 (h)	30,000	35,249
5.42% 11/15/48 (h)	30,000	36,490
Duquesne Light Holdings Inc. 3.62% 08/01/27 (b)(h)	128,000	128,337
Eastman Chemical Co. 3.50% 12/01/21 (h)	92,000	94,122
3.60% 08/15/22 (h)	37,000	38,023
4.50% 01/15/21 - 12/01/28 (h)	298,000	311,685
Eaton Corp. 3.10% 09/15/27 (h)	50,000	50,777
Ecolab Inc. 3.25% 12/01/27 (h)	30,000	31,205
3.95% 12/01/47 (h)	37,000	39,855
Edison International 5.75% 06/15/27 (h)	30,000	32,278
Electricite de France S.A. 4.50% 09/21/28 (b)(h)	200,000	219,246
Eli Lilly & Co. 3.38% 03/15/29 (h)	48,000	51,157
3.70% 03/01/45 (h)	15,000	15,588
3.95% 03/15/49 (h)	89,000	96,333
Emera US Finance LP 4.75% 06/15/46 (h)	18,000	19,421
Enbridge Energy Partners LP 5.50% 09/15/40 (h)	12,000	13,998
Encana Corp. 3.90% 11/15/21 (h)	115,000	117,836
Enel Finance International N.V. 3.63% 05/25/27 (b)(h)	273,000	273,732
Energy Transfer Operating LP 4.25% 03/15/23 (h)	92,000	96,014
4.50% 04/15/24 (h)	157,000	167,028
4.95% 06/15/28 (h)	29,000	31,718
5.88% 01/15/24 (h)	323,000	359,664
6.13% 12/15/45 (h)	23,000	26,206
6.50% 02/01/42 (h)	82,000	96,537
7.50% 10/15/20 (h)	165,000	175,006

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	61

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (h)	45,000	47,591
Entergy Louisiana LLC 3.05% 06/01/31 (h)	67,000	67,356
4.00% 03/15/33 (h)	35,000	38,548
Enterprise Products Operating LLC 4.20% 01/31/50 (c)	165,000	170,234
4.25% 02/15/48 (h)	142,000	146,707
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (h)(i)	46,000	43,912
EOG Resources Inc. 4.10% 02/01/21 (h)	153,000	157,448
4.15% 01/15/26 (h)	7,000	7,621
5.10% 01/15/36 (h)	36,000	42,354
EPR Properties 4.95% 04/15/28 (h)	48,000	51,624
EQM Midstream Partners LP 4.75% 07/15/23 (h)	16,000	16,631
5.50% 07/15/28 (h)	16,000	16,849
ERP Operating LP 4.50% 07/01/44 (h)	38,000	43,058
Exelon Corp. 3.50% 06/01/22 (h)	76,000	77,839
4.45% 04/15/46 (h)	100,000	107,027
Express Scripts Holding Co. 3.40% 03/01/27 (h)	56,000	56,818
Exxon Mobil Corp. 2.22% 03/01/21 (h)	25,000	25,068
FedEx Corp. 4.10% 02/01/45 (h)	120,000	115,481
Fifth Third Bancorp 3.65% 01/25/24 (h)	164,000	172,303
FirstEnergy Corp. 3.90% 07/15/27 (h)	18,000	18,887
FirstEnergy Transmission LLC 4.55% 04/01/49 (b)(h)	89,000	97,217
Fiserv Inc. 2.75% 07/01/24 (h)	244,000	246,438
3.50% 07/01/29 (h)	65,000	66,937
4.40% 07/01/49 (h)	40,000	42,169
Florida Power & Light Co. 4.13% 02/01/42 (h)	69,000	76,301
Ford Motor Co. 4.35% 12/08/26 (h)	56,000	56,490
Ford Motor Credit Company LLC 3.10% 05/04/23 (h)	237,000	232,999
3.22% 01/09/22 (h)	215,000	215,114

	Principal Amount ($)	Fair Value $
3.34% 03/28/22 (h)	200,000	200,694
8.13% 01/15/20 (h)	243,000	249,738
General Dynamics Corp. 2.13% 08/15/26 (h)	77,000	75,211
3.00% 05/11/21 (h)	210,000	213,354
3.50% 05/15/25 (h)	78,000	83,019
General Mills Inc. 3.20% 04/16/21 (h)	141,000	143,112
3.70% 10/17/23 (h)	70,000	73,362
4.55% 04/17/38 (h)	36,000	38,297
4.70% 04/17/48 (h)	15,000	16,156
General Motors Co. 5.20% 04/01/45 (h)	14,000	13,400
5.40% 04/01/48 (h)	32,000	31,191
General Motors Financial Company Inc. 2.35% 10/04/19 (h)	163,000	162,883
3.45% 01/14/22 - 04/10/22 (h)	311,000	315,380
3.55% 04/09/21 (h)	203,000	205,988
4.20% 11/06/21 (h)	372,000	382,985
5.25% 03/01/26 (h)	57,000	61,201
Georgia-Pacific LLC 3.60% 03/01/25 (b)(h)	412,000	432,728
Gilead Sciences Inc. 2.55% 09/01/20 (h)	54,000	54,141
2.95% 03/01/27 (h)	14,000	14,238
3.50% 02/01/25 (h)	35,000	36,677
3.65% 03/01/26 (h)	36,000	38,049
4.15% 03/01/47 (h)	81,000	85,029
4.80% 04/01/44 (h)	34,000	38,591
GlaxoSmithKline Capital Inc. 3.38% 05/15/23 (h)	83,000	86,352
3.63% 05/15/25 (h)	78,000	82,962
GlaxoSmithKline Capital PLC 3.13% 05/14/21 (h)	101,000	102,695
3.38% 06/01/29 (h)	109,000	115,223
Glencore Finance Canada Ltd. 4.95% 11/15/21 (b)(h)	72,000	75,604
Glencore Funding LLC 4.13% 03/12/24 (b)(h)	136,000	140,867
4.88% 03/12/29 (b)(h)	91,000	95,742
Grupo Televisa SAB 5.00% 05/13/45 (h)	204,000	206,040
Halliburton Co. 3.80% 11/15/25 (h)	52,000	54,564
5.00% 11/15/45 (h)	47,000	51,211
HCA Inc. 4.13% 06/15/29 (h)	50,000	51,503
5.88% 03/15/22 (h)	137,000	150,073
Hess Corp. 5.60% 02/15/41 (h)	21,000	22,625
5.80% 04/01/47 (h)	14,000	15,611

See Notes to Schedules of Investments and Notes to Financial Statements.

62	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Hewlett Packard Enterprise Co. 6.35% 10/15/45 (h)	22,000	24,360
Highwoods Realty LP 4.13% 03/15/28 (h)	54,000	56,298
4.20% 04/15/29 (h)	137,000	143,120
HSBC Holdings PLC 4.25% 03/14/24 (h)	222,000	234,290
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter) 3.80% 03/11/25 (h)(i)	258,000	268,586
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter) 4.29% 09/12/26 (h)(i)	423,000	450,212
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00% 12/31/99 (h)(i)	465,000	475,718
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (h)(i)	205,000	214,610
Hyundai Capital America 3.10% 04/05/22 (b)(h)	61,000	61,393
ING Bank N.V. 2.70% 08/17/20 (b)(h)	200,000	200,802
Ingersoll-Rand Luxembourg Finance S.A. 3.50% 03/21/26 (h)	131,000	135,275
3.55% 11/01/24 (h)	65,000	67,713
3.80% 03/21/29 (h)	131,000	137,428
Intel Corp. 2.60% 05/19/26 (h)	32,000	32,212
2.88% 05/11/24 (h)	20,000	20,592
International Business Machines Corp. 3.45% 02/19/26 (h)	439,000	458,593
3.50% 05/15/29 (h)	205,000	214,412
4.15% 05/15/39 (h)	150,000	160,188
4.25% 05/15/49 (h)	150,000	161,077
International Paper Co. 4.40% 08/15/47 (h)	72,000	70,309
Interstate Power & Light Co. 3.40% 08/15/25 (h)	241,000	246,890
Jabil Inc. 3.95% 01/12/28 (h)	65,000	63,641

	Principal Amount ($)	Fair Value $
Jefferies Group LLC 5.13% 01/20/23 (h)	53,000	56,803
6.50% 01/20/43 (h)	56,000	60,310
John Deere Capital Corp. 2.60% 03/07/24 (h)	165,000	166,947
Johnson & Johnson 3.63% 03/03/37 (h)	48,000	51,369
Johnson Controls International PLC 4.50% 02/15/47 (h)	28,000	28,448
JPMorgan Chase & Co. 2.30% 08/15/21 (h)	141,000	140,788
2.55% 10/29/20 (h)	149,000	149,365
3.30% 04/01/26 (h)	180,000	186,309
3.63% 12/01/27 (h)	37,000	38,187
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (h)(i)	44,000	45,617
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (h)(i)	132,000	138,164
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (h)(i)	105,000	110,251
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96% 01/29/27 (h)(i)	164,000	175,428
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (h)(i)	63,000	67,884
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (h)(i)	70,000	74,743
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (h)(i)	150,000	160,384
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 6.05% 12/29/49 (h)(i)	97,000	97,013

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	63

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Keurig Dr Pepper Inc. 3.55% 05/25/21 (h)	297,000	302,919
4.06% 05/25/23 (h)	85,000	89,267
4.50% 11/15/45 (h)	42,000	42,461
4.60% 05/25/28 (h)	14,000	15,338
Kinder Morgan Energy Partners LP 3.50% 03/01/21 (h)	214,000	217,052
4.70% 11/01/42 (h)	15,000	15,208
5.30% 09/15/20 (h)	74,000	76,447
6.38% 03/01/41 (h)	37,000	44,968
Kinder Morgan Inc. 3.05% 12/01/19 (h)	53,000	53,083
4.30% 03/01/28 (h)	43,000	46,014
5.05% 02/15/46 (h)	36,000	39,213
5.55% 06/01/45 (h)	42,000	48,562
Kraft Heinz Foods Co. 2.80% 07/02/20 (h)	114,000	114,202
3.50% 06/06/22 (h)	160,000	164,170
4.38% 06/01/46 (h)	114,000	108,013
L3 Technologies Inc. 3.85% 12/15/26 (h)	71,000	74,583
Lam Research Corp. 4.00% 03/15/29 (h)	132,000	140,664
Lear Corp. 4.25% 05/15/29 (h)	113,000	113,994
5.25% 05/15/49 (h)	51,000	50,394
Liberty Property LP 4.38% 02/01/29 (h)	80,000	86,449
Lincoln National Corp. 3.63% 12/12/26 (h)	37,000	38,573
4.35% 03/01/48 (h)	51,000	53,587
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91% 11/07/23 (h)(i)	203,000	202,728
Lockheed Martin Corp. 3.55% 01/15/26 (h)	38,000	40,409
4.50% 05/15/36 (h)	88,000	101,022
Lowe’s Companies Inc. 3.65% 04/05/29 (h)	180,000	187,933
3.70% 04/15/46 (h)	17,000	16,017
4.05% 05/03/47 (h)	38,000	37,826
4.55% 04/05/49 (h)	132,000	142,312
LYB International Finance BV 4.88% 03/15/44 (h)	22,000	23,427
LYB International Finance II BV 3.50% 03/02/27 (h)	20,000	20,351
Marathon Oil Corp. 2.70% 06/01/20 (h)	166,000	166,100
3.85% 06/01/25 (h)	30,000	31,097

	Principal Amount ($)	Fair Value $
Mars Inc. 2.70% 04/01/25 (b)(h)	105,000	107,134
3.20% 04/01/30 (b)(h)	79,000	82,064
Marsh & McLennan Companies Inc. 3.50% 03/10/25 (h)	57,000	59,238
4.90% 03/15/49 (h)	113,000	133,940
Masco Corp. 3.50% 11/15/27 (h)	18,000	17,804
McDonald’s Corp. 3.70% 01/30/26 (h)	15,000	15,942
3.80% 04/01/28 (h)	67,000	72,007
4.88% 12/09/45 (h)	36,000	41,531
McKesson Corp. 3.65% 11/30/20 (h)	367,000	372,850
Medtronic Inc. 4.63% 03/15/45 (h)	14,000	16,928
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (h)	118,000	131,417
Merck & Company Inc. 2.75% 02/10/25 (h)	54,000	55,386
3.40% 03/07/29 (h)	132,000	140,243
4.00% 03/07/49 (h)	66,000	73,313
MetLife Inc. 4.05% 03/01/45 (h)	18,000	19,302
4.72% 12/15/44 (h)	61,000	71,150
Microsoft Corp. 2.40% 08/08/26 (h)	70,000	70,371
3.45% 08/08/36 (h)	42,000	44,386
3.50% 02/12/35 (h)	48,000	51,163
3.70% 08/08/46 (h)	186,000	201,153
3.95% 08/08/56 (h)	71,000	79,031
4.10% 02/06/37 (h)	20,000	22,827
4.50% 02/06/57 (h)	21,000	25,642
Mitsubishi UFJ Financial Group Inc. 3.54% 07/26/21 (h)	230,000	235,117
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)(h)	442,000	443,158
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter) 3.92% 09/11/24 (h)(i)	220,000	231,119
Molson Coors Brewing Co. 2.10% 07/15/21 (h)	147,000	145,899
4.20% 07/15/46 (h)	34,000	32,700
Morgan Stanley 2.63% 11/17/21 (h)	146,000	146,876
2.65% 01/27/20 (h)	174,000	174,202
2.75% 05/19/22 (h)	294,000	297,069

See Notes to Schedules of Investments and Notes to Financial Statements.

64	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.70% 10/23/24 (h)	29,000	30,571
3.95% 04/23/27 (h)	133,000	139,115
4.10% 05/22/23 (h)	110,000	115,712
4.38% 01/22/47 (h)	84,000	93,463
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (h)(i)	60,000	62,513
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43% 01/23/30 (h)(i)	82,000	90,682
MPLX LP 3.38% 03/15/23 (h)	36,000	36,828
4.50% 04/15/38 (h)	46,000	46,462
4.70% 04/15/48 (h)	46,000	46,820
Mylan Inc. 5.20% 04/15/48 (h)	44,000	40,629
Mylan N.V. 3.15% 06/15/21 (h)	63,000	62,909
3.95% 06/15/26 (h)	17,000	16,416
National Retail Properties Inc. 4.00% 11/15/25 (h)	67,000	70,827
New York Life Insurance Co. 4.45% 05/15/69 (b)(h)	67,000	73,906
Newfield Exploration Co. 5.75% 01/30/22 (h)	418,000	447,987
Newmont Goldcorp Corp. 4.88% 03/15/42 (h)	64,000	71,547
Nexen Inc. 6.40% 05/15/37 (h)	59,000	78,748
NextEra Energy Capital Holdings Inc. 3.25% 04/01/26 (h)	131,000	134,606
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65% 05/01/79 (h)(i)	89,000	91,639
Noble Energy Inc. 3.85% 01/15/28 (h)	175,000	178,460
3.90% 11/15/24 (h)	38,000	39,629
5.05% 11/15/44 (h)	18,000	19,133
Nordstrom Inc. 5.00% 01/15/44 (h)	4,000	3,729
Norfolk Southern Corp. 3.95% 10/01/42 (h)	63,000	64,742
Northern States Power Co. 2.20% 08/15/20 (h)	255,000	255,066
Northrop Grumman Corp. 2.55% 10/15/22 (h)	34,000	34,193
3.85% 04/15/45 (h)	16,000	16,484
4.03% 10/15/47 (h)	12,000	12,797

	Principal Amount ($)	Fair Value $
Novartis Capital Corp. 3.00% 11/20/25 (h)	8,000	8,264
Nucor Corp. 3.95% 05/01/28 (h)	74,000	79,714
4.13% 09/15/22 (h)	51,000	53,773
Nutrien Ltd. 4.00% 12/15/26 (h)	34,000	35,539
4.90% 06/01/43 (h)	62,000	67,630
NXP BV/NXP Funding LLC 4.13% 06/01/21 (b)(h)	791,000	809,106
Occidental Petroleum Corp. 4.10% 02/15/47 (h)	20,000	19,818
4.20% 03/15/48 (h)	38,000	38,372
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (h)	82,000	84,590
Oncor Electric Delivery Company LLC 3.80% 09/30/47 (h)	20,000	21,168
Oracle Corp. 2.40% 09/15/23 (h)	36,000	36,255
2.65% 07/15/26 (h)	94,000	94,370
3.80% 11/15/37 (h)	24,000	25,357
4.00% 07/15/46 - 11/15/47 (h)	130,000	139,619
4.13% 05/15/45 (h)	32,000	34,682
Oshkosh Corp. 5.38% 03/01/25 (h)	56,000	58,124
Owens Corning 4.40% 01/30/48 (h)	38,000	32,539
PacifiCorp 6.25% 10/15/37 (h)	4,000	5,391
Packaging Corporation of America 3.40% 12/15/27 (h)	20,000	20,250
Parker-Hannifin Corp. 2.70% 06/14/24 (h)	80,000	81,200
3.25% 06/14/29 (h)	85,000	88,335
PepsiCo Inc. 3.45% 10/06/46 (h)	35,000	35,975
Perrigo Finance Unlimited Co. 3.50% 03/15/21 (h)	227,000	228,046
3.90% 12/15/24 (h)	223,000	221,981
Petroleos Mexicanos 5.35% 02/12/28 (h)	48,000	43,618
5.63% 01/23/46 (h)	61,000	49,132
6.35% 02/12/48 (h)	60,000	51,449
6.38% 01/23/45 (h)	79,000	67,562
6.50% 03/13/27 (h)	110,000	108,464
Pfizer Inc. 3.00% 12/15/26 (h)	31,000	31,975
3.20% 09/15/23 (h)	55,000	57,165
3.45% 03/15/29 (h)	113,000	119,546

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.60% 09/15/28 (h)	96,000	103,674
3.90% 03/15/39 (h)	53,000	57,068
4.00% 03/15/49 (h)	89,000	96,838
4.13% 12/15/46 (h)	44,000	48,591
4.40% 05/15/44 (h)	21,000	23,990
Philip Morris International Inc.
3.38% 08/15/29 (h)	229,000	235,817
4.13% 03/04/43 (h)	82,000	83,731
Phillips 66 3.90% 03/15/28 (h)	71,000	74,841
Phillips 66 Partners LP 3.75% 03/01/28 (h)	28,000	28,588
4.68% 02/15/45 (h)	50,000	51,527
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 06/01/22 (h)	137,000	140,246
4.70% 06/15/44 (h)	34,000	32,722
5.75% 01/15/20 (h)	110,000	111,858
PPL Capital Funding Inc. 3.10% 05/15/26 (h)	84,000	83,765
Precision Castparts Corp. 4.38% 06/15/45 (h)	62,000	70,426
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70% 09/15/48 (h)(i)	115,000	123,590
Public Service Company of Colorado 3.70% 06/15/28 (h)	89,000	95,948
Public Service Electric & Gas Co. 2.38% 05/15/23 (h)	143,000	143,518
QUALCOMM Inc. 2.90% 05/20/24 (h)	3,000	3,045
3.00% 05/20/22 (h)	32,000	32,594
3.25% 05/20/27 (h)	4,000	4,076
4.30% 05/20/47 (h)	18,000	18,922
Realty Income Corp. 3.00% 01/15/27 (h)	31,000	31,144
Regions Financial Corp. 3.80% 08/14/23 (h)	99,000	103,655
Reynolds American Inc. 4.45% 06/12/25 (h)	4,000	4,243
Rio Tinto Finance USA PLC 4.13% 08/21/42 (h)	39,000	43,569
Rockwell Automation Inc. 4.20% 03/01/49 (h)	68,000	76,790
Rockwell Collins Inc. 3.50% 03/15/27 (h)	52,000	54,313
Rogers Communications Inc. 5.00% 03/15/44 (h)	27,000	31,311

	Principal Amount ($)	Fair Value $
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter) 4.52% 06/25/24 (h)(i)	201,000	209,370
RPM International Inc. 3.75% 03/15/27 (h)	42,000	42,572
Ryder System Inc. 2.45% 09/03/19 (h)	312,000	311,800
3.65% 03/18/24 (h)	92,000	96,125
Sabine Pass Liquefaction LLC 4.20% 03/15/28 (h)	46,000	48,297
5.00% 03/15/27 (h)	18,000	19,744
Santander Holdings USA Inc. 2.65% 04/17/20 (h)	251,000	250,945
3.70% 03/28/22 (h)	203,000	207,669
4.40% 07/13/27 (h)	42,000	43,868
Santander UK Group Holdings PLC 4.75% 09/15/25 (b)(h)	200,000	207,796
Saudi Arabian Oil Co. 2.88% 04/16/24 (b)(h)	254,000	255,377
3.50% 04/16/29 (b)(h)	254,000	257,068
4.38% 04/16/49 (b)(h)	254,000	256,951
Schlumberger Holdings Corp. 3.90% 05/17/28 (b)(h)	127,000	132,083
Selective Insurance Group Inc. 5.38% 03/01/49 (h)	86,000	96,047
Sempra Energy 3.80% 02/01/38 (h)	30,000	28,990
4.00% 02/01/48 (h)	39,000	38,134
Shell International Finance BV 2.38% 08/21/22 (h)	123,000	123,916
3.75% 09/12/46 (h)	30,000	31,764
4.13% 05/11/35 (h)	38,000	42,156
Shire Acquisitions Investments Ireland DAC 2.88% 09/23/23 (h)	13,000	13,128
3.20% 09/23/26 (h)	23,000	23,187
Simon Property Group LP 3.38% 06/15/27 (h)	57,000	59,230
Smithfield Foods Inc. 2.70% 01/31/20 (h)(b)	70,000	69,786
Southern California Edison Co. 2.40% 02/01/22 (h)	110,000	109,240
2.90% 03/01/21 (h)	151,000	151,201
4.20% 03/01/29 (h)	131,000	139,325
Southern Company Gas Capital Corp. 4.40% 05/30/47 (h)	13,000	13,745
Southern Copper Corp. 5.88% 04/23/45 (h)	64,000	75,916

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Southwestern Electric Power Co. 2.75% 10/01/26 (h)	66,000	64,799
Spectra Energy Partners LP 3.38% 10/15/26 (h)	17,000	17,323
4.50% 03/15/45 (h)	15,000	15,872
Spirit Realty LP 4.00% 07/15/29	110,000	111,310
Starbucks Corp. 4.00% 11/15/28 (h)	42,000	45,766
Steel Dynamics Inc. 4.13% 09/15/25 (h)	134,000	134,114
Sumitomo Mitsui Financial Group Inc. 2.78% 07/12/22 (h)	165,000	166,739
Suncor Energy Inc. 4.00% 11/15/47 (h)	17,000	17,605
Sunoco Logistics Partners Operations LP 5.30% 04/01/44 (h)	64,000	66,055
Suzano Austria GmbH 6.00% 01/15/29 (b)(h)	244,000	266,524
Syngenta Finance N.V. 3.70% 04/24/20 (b)(h)	225,000	226,602
3.93% 04/23/21 (b)(h)	330,000	335,508
4.44% 04/24/23 (b)(h)	200,000	207,540
Sysco Corp. 3.25% 07/15/27 (h)	48,000	48,907
Takeda Pharmaceutical Company Ltd. 3.80% 11/26/20 (b)(h)	209,000	212,879
4.00% 11/26/21 (b)(h)	310,000	320,292
Tampa Electric Co. 4.35% 05/15/44 (h)	125,000	134,416
Target Corp. 2.50% 04/15/26 (h)	56,000	56,424
3.38% 04/15/29 (h)	184,000	195,248
Teck Resources Ltd. 5.40% 02/01/43 (h)	176,000	182,248
Telefonica Emisiones S.A. 4.10% 03/08/27 (h)	300,000	318,690
Tencent Holdings Ltd. 3.28% 04/11/24 (b)(h)	252,000	257,816
3.98% 04/11/29 (b)(h)	200,000	208,876
Teva Pharmaceutical Finance Netherlands III BV 1.70% 07/19/19 (h)	517,000	515,894
2.20% 07/21/21 (h)	80,000	75,972
Texas Instruments Inc. 3.88% 03/15/39 (h)	74,000	80,513
The Allstate Corp. 4.20% 12/15/46 (h)	38,000	42,361

	Principal Amount ($)	Fair Value $
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (h)(i)	132,000	138,389
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66% 05/16/23 (h)(i)	309,000	311,367
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (h)(i)	74,000	73,868
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (h)(i)	105,000	100,310
The Boeing Co. 3.25% 03/01/28 (h)	16,000	16,612
3.55% 03/01/38 (h)	14,000	14,140
The Cleveland Electric Illuminating Co. 4.55% 11/15/30 (b)(h)	230,000	253,672
The Dow Chemical Co. 4.25% 10/01/34 (h)	68,000	71,077
5.55% 11/30/48 (b)(h)	50,000	59,370
The George Washington University 4.13% 09/15/48 (h)	100,000	112,142
The Goldman Sachs Group Inc. 3.50% 11/16/26 (h)	188,000	192,457
3.85% 01/26/27 (h)	32,000	33,435
4.25% 10/21/25 (h)	5,000	5,303
5.15% 05/22/45 (h)	51,000	58,266
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter) 2.88% 10/31/22 (h)(i)	129,000	130,007
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (h)(i)	134,000	135,399
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81% 04/23/29 (h)(i)	50,000	51,981

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	67

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02% 10/31/38 (h)(i)	58,000	59,716
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22% 05/01/29 (h)(i)	160,000	171,246
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.64% 02/12/47 (b)(h)(i)	120,000	101,521
The Home Depot Inc. 3.50% 09/15/56 (h)	62,000	61,192
3.90% 12/06/28 - 06/15/47 (h)	94,000	102,639
4.50% 12/06/48 (h)	41,000	48,359
The Interpublic Group of Companies Inc. 3.75% 10/01/21 (h)	163,000	167,540
The Korea Development Bank 3.38% 09/16/25 (h)	205,000	215,629
The Kroger Co. 2.95% 11/01/21 (h)	155,000	156,778
4.65% 01/15/48 (h)	35,000	35,177
The Mosaic Co. 5.63% 11/15/43 (h)	16,000	17,616
The Sherwin-Williams Co. 2.25% 05/15/20 (h)	106,000	105,792
2.75% 06/01/22 (h)	35,000	35,354
3.45% 06/01/27 (h)	4,000	4,107
4.50% 06/01/47 (h)	11,000	11,732
The Southern Co. 3.25% 07/01/26 (h)	32,000	32,484
4.40% 07/01/46 (h)	17,000	17,946
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63% 09/15/31 (h)(i)	104,000	105,727
The Walt Disney Co. 3.38% 11/15/26 (b)(h)	18,000	18,905
4.00% 10/01/23 (b)(h)	220,000	234,771
4.50% 02/15/21 (b)(h)	74,000	76,785
4.75% 11/15/46 (b)(h)	15,000	18,489
6.65% 11/15/37 (b)(h)	97,000	139,356
The Williams Companies Inc. 3.75% 06/15/27 (h)	18,000	18,602
3.90% 01/15/25 (h)	33,000	34,556
4.85% 03/01/48 (h)	48,000	51,360

	Principal Amount ($)	Fair Value $
4.90% 01/15/45 (h)	23,000	24,111
5.40% 03/04/44 (h)	16,000	17,772
Time Warner Cable LLC
4.50% 09/15/42 (h)	14,000	13,013
6.55% 05/01/37 (h)	44,000	50,541
Total Capital International S.A. 3.46% 02/19/29 (h)	180,000	191,506
TransCanada PipeLines Ltd. 4.25% 05/15/28 (h)	129,000	139,445
4.88% 01/15/26 (h)	21,000	23,384
Transcontinental Gas Pipe Line Company LLC 4.00% 03/15/28 (h)	57,000	59,835
TWDC Enterprises 18 Corp. 4.13% 06/01/44 (h)	20,000	22,729
Tyco Electronics Group S.A. 2.35% 08/01/19 (h)	288,000	287,905
3.13% 08/15/27 (h)	54,000	54,078
Tyson Foods Inc. 2.65% 08/15/19 (h)	48,000	47,999
4.00% 03/01/26 (h)	181,000	192,665
4.55% 06/02/47 (h)	18,000	18,806
U.S. Bancorp 3.15% 04/27/27 (h)	92,000	95,536
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13% 12/29/49 (h)(i)	172,000	175,443
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter) 2.86% 08/15/23 (b)(h)(i)	284,000	286,272
Union Pacific Corp. 3.20% 06/08/21 (h)	150,000	152,791
3.50% 06/08/23 (h)	90,000	93,786
3.60% 09/15/37 (h)	19,000	19,215
3.70% 03/01/29 (h)	180,000	193,426
4.10% 09/15/67 (h)	38,000	37,981
4.30% 03/01/49 (h)	53,000	58,616
United Technologies Corp. 3.13% 05/04/27 (h)	147,000	151,157
3.65% 08/16/23 (h)	96,000	100,612
3.95% 08/16/25 (h)	36,000	38,784
4.13% 11/16/28 (h)	10,000	10,980
4.15% 05/15/45 (h)	58,000	62,370
4.45% 11/16/38 (h)	47,000	52,707
4.50% 06/01/42 (h)	41,000	46,233
UnitedHealth Group Inc. 4.45% 12/15/48 (h)	192,000	220,625
4.75% 07/15/45 (h)	31,000	36,736

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Vale Overseas Ltd. 4.38% 01/11/22 (h)	64,000	65,976
6.25% 08/10/26 (h)	67,000	76,064
Vale S.A. 5.63% 09/11/42 (h)	29,000	31,115
Valero Energy Corp. 4.00% 04/01/29 (h)	219,000	229,523
Valero Energy Partners LP 4.38% 12/15/26 (h)	104,000	111,173
Ventas Realty LP 3.25% 10/15/26 (h)	70,000	70,330
Verizon Communications Inc. 3.38% 02/15/25 (h)	24,000	25,054
3.88% 02/08/29 (h)	32,000	34,319
4.33% 09/21/28 (h)	70,000	77,528
4.40% 11/01/34 (h)	154,000	170,932
4.52% 09/15/48 (h)	56,000	62,704
4.67% 03/15/55 (h)	54,000	61,199
4.86% 08/21/46 (h)	319,000	371,335
5.01% 04/15/49 (h)	33,000	39,260
5.25% 03/16/37 (h)	44,000	52,752
Viacom Inc. 3.45% 10/04/26 (h)	47,000	46,973
4.38% 03/15/43 (h)	50,000	48,918
4.50% 03/01/21 (h)	484,000	498,844
5.25% 04/01/44 (h)	14,000	15,283
Virginia Electric & Power Co. 4.00% 11/15/46 (h)	108,000	114,022
Visa Inc. 3.15% 12/14/25 (h)	18,000	18,891
4.30% 12/14/45 (h)	46,000	54,144
Vistra Operations Company LLC 3.55% 07/15/24 (b)(h)	244,000	246,023
Vodafone Group PLC 4.38% 05/30/28 (h)	55,000	59,453
5.25% 05/30/48 (h)	37,000	40,760
Volkswagen Group of America Finance LLC 4.00% 11/12/21 (b)(h)	400,000	412,908
Vornado Realty LP 3.50% 01/15/25 (h)	37,000	37,913
Vulcan Materials Co. 3.90% 04/01/27 (h)	20,000	20,547
Walgreen Co. 4.40% 09/15/42 (h)	36,000	34,254
Walmart Inc.
3.63% 12/15/47 (h)	45,000	48,086
3.70% 06/26/28 (h)	83,000	90,551
3.95% 06/28/38 (h)	36,000	40,128
4.05% 06/29/48 (h)	58,000	66,404
WEC Energy Group Inc. 3.55% 06/15/25 (h)	60,000	63,005

	Principal Amount ($)	Fair Value $
Wells Fargo & Co.
3.90% 05/01/45 (h)	6,000	6,440
4.15% 01/24/29 (h)	166,000	180,631
4.75% 12/07/46 (h)	264,000	300,575
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter) 3.20% 06/17/27 (h)(i)	180,000	183,982
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (h)(i)	91,000	98,656
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (h)(i)	78,000	81,731
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.18% 03/29/49 (h)(i)	190,000	191,427
Wells Fargo Bank NA 2.60% 01/15/21 (h)	731,000	734,012
Western Midstream Operating LP
4.00% 07/01/22 (h)	168,000	170,466
5.38% 06/01/21 (h)	172,000	178,801
Willis North America Inc. 3.60% 05/15/24 (h)	64,000	66,010
WPP Finance 2010 3.75% 09/19/24 (h)	41,000	42,399
WRKCo Inc. 3.00% 09/15/24 (h)	50,000	50,427
Xilinx Inc. 2.95% 06/01/24 (h)	39,000	39,566
Zoetis Inc.
3.00% 09/12/27 (h)	19,000	19,102
3.90% 08/20/28 (h)	55,000	59,078

		79,048,442

Non-Agency Collateralized Mortgage Obligations - 2.7%
Banc of America Commercial Mortgage Trust 2016-UBS10 5.07% 07/15/49 (h)(i)	290,000	316,049
BANK 2018-BNK11 4.50% 03/15/61 (h)(i)	139,000	149,783
BANK 2019-BNK17 4.67% 04/15/52 (h)(i)	122,000	131,791
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR 3.14% 11/15/35 (b)(h)(i)	460,474	460,472
Citigroup Commercial Mortgage Trust 2016-P5 2.94% 10/10/49 (h)	399,397	407,776

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	69

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Citigroup Commercial Mortgage Trust 2016-P6 4.03% 12/10/49 (h)(i)	336,823	360,367
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51 (h)(i)	250,000	272,524
COMM 2013-LC13 Mortgage Trust 4.56% 08/10/46 (b)(h)(i)	170,000	182,498
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (h)(i)	240,000	257,795
GS Mortgage Securities Trust 2012-GCJ9 2.11% 11/10/45 (g)(h)(i)	714,323	39,241
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49 (h)	333,000	338,591
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50 (h)	767,075	808,468
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (h)(i)	291,000	316,148
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR 3.12% 10/25/34 (h)(i)	50,907	49,921
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.66% 12/15/47 (g)(h)(i)	713,295	29,118
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.18% 07/15/45 (h)(i)	125,000	132,003
JPMBB Commercial Mortgage Securities Trust 2015-C32 4.82% 11/15/48 (i)(h)	250,000	263,578
LB-UBS Commercial Mortgage Trust 2004-C8 0.31% 12/15/39 (b)(g)(h)(i)	65,636	7
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (b)(h)	2,557	2,559
6.11% 07/15/40 (h)(i)	1,195	1,196
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (g)(h)	1,574	28
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.06% 03/15/48 (g)(h)(i)	3,610,285	144,739
Morgan Stanley Capital I Trust 2006-IQ11 6.38% 10/15/42 (h)(i)	250,000	253,205

	Principal Amount ($)	Fair Value $
UBS Commercial Mortgage Trust 2018-C12 4.79% 08/15/51 (h)(i)	213,000	237,214
Wells Fargo Commercial Mortgage Trust 2015-C26 1.36% 02/15/48 (g)(h)(i)	2,902,731	153,535
Wells Fargo Commercial Mortgage Trust 2019-C50 4.35% 05/15/52 (h)	175,000	184,808
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46 (h)	235,000	249,967
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (h)(i)	533,000	572,250

		6,315,631

Sovereign Bonds - 0.9%
Government of Chile 3.86% 06/21/47 (h)	200,000	216,580
Government of Colombia 5.00% 06/15/45 (h)	200,000	221,096
Government of Mexico
4.00% 10/02/23 (h)	86,000	89,788
4.75% 03/08/44 (h)	200,000	208,920
Government of Panama 4.00% 09/22/24 (h)	200,000	213,258
Government of Peru 5.63% 11/18/50 (h)	105,000	144,851
Government of Philippines 3.95% 01/20/40 (h)	200,000	223,334
Government of Qatar
3.38% 03/14/24 (b)(h)	200,000	206,798
4.82% 03/14/49 (b)(h)	258,000	296,114
Government of Uruguay 5.10% 06/18/50 (h)	105,744	119,094
Panama Notas del Tesoro 3.75% 04/17/26 (b)(h)	147,000	152,724

		2,092,557

Municipal Bonds and Notes - 0.6%
American Municipal Power Inc. 6.27% 02/15/50 (h)	135,000	181,317
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39 (h)	165,000	165,378
Port Authority of New York & New Jersey 4.46% 10/01/62 (h)	220,000	263,250
State of California
4.60% 04/01/38 (h)	200,000	218,392
5.70% 11/01/21 (h)	280,000	304,147

See Notes to Schedules of Investments and Notes to Financial Statements.

70	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

State of Illinois 5.10% 06/01/33 (h)	95,000	100,043
The University of Texas System 3.35% 08/15/47 (h)	115,000	116,911

		1,349,438

Total Bonds and Notes (Cost $226,435,959)		233,279,499

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475) (h)(i)	7,459	195,873

Total Investments in Securities (Cost $226,622,434)		233,475,372

	Number of Shares	Fair Value $
Short-Term Investments - 24.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $58,178,785) (d)(h)(n)	58,178,785	58,178,785

Total Investments (Cost $284,801,219)		291,654,157

Liabilities in Excess of Other Assets, net - (23.6)%		(55,772,032)

NET ASSETS - 100.0%		235,882,125

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation

Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$977	1.00%/ Quarterly	06/20/24	$(20,792)	$(18,919)	$(1,873)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$8,157	5.00%/ Quarterly	06/20/24	$611,972	$486,302	$125,670

							$123,797

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$10,655	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(319,073)	$—	$(319,073)
CME Group, Inc.	10,657	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(320,270)	—	(320,270)

								$(639,343)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	71

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	September 2019	2	$346,926	$355,125	$8,199
2 Yr. U.S. Treasury Notes Futures	September 2019	204	43,612,468	43,896,657	284,189
5 Yr. U.S. Treasury Notes Futures	September 2019	61	7,102,639	7,207,530	104,891
10 Yr. U.S. Treasury Notes Futures	September 2019	155	19,541,809	19,835,156	293,347

					$690,626

The Fund had the following short futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	September 2019	18	$(2,741,935)	$(2,800,687)	$(58,752)
10 Yr. U.S. Treasury Ultra Futures	September 2019	61	(8,243,464)	(8,425,625)	(182,161)

					$(240,913)

During the period ended June 30, 2019, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$6,518	$—	$652	$—	$72,123,755	$10,253,179	$7,319,902	$21,312,326

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Income Fund	Investments in Securities

	U.S. Treasuries	$—	$59,575,148	$—	$59,575,148

	Agency Mortgage Backed	—	75,549,476	—	75,549,476

	Agency Collateralized Mortgage Obligations	—	2,894,958	—	2,894,958

	Asset Backed	—	6,453,849	—	6,453,849

	Corporate Notes	—	79,048,442	—	79,048,442

	Non-Agency Collateralized Mortgage Obligations	—	6,315,631	—	6,315,631

	Sovereign Bonds	—	2,092,557	—	2,092,557

	Municipal Bonds and Notes	—	1,349,438	—	1,349,438

	Preferred Stock	195,873	—	—	195,873

	Short-Term Investments	58,178,785	—	—	58,178,785

	Total Investments in Securities	$58,374,658	$233,279,499	$—	$291,654,157

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$125,670	$—	$125,670

	Credit Default Swap Contracts - Unrealized Depreciation	—	(1,873)	—	(1,873)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(639,343)	—	(639,343)

	Long Futures Contracts - Unrealized Appreciation	690,626	—	—	690,626

	Short Futures Contracts - Unrealized Depreciation	(240,913)	—	—	(240,913)

	Total Other Financial Instruments	$449,713	$(515,546)	$—	$(65,833)

See Notes to Schedules of Investments and Notes to Financial Statements.

72	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	41,181,071	$41,181,071	$80,083,149	$63,085,435	$—	$—	58,178,785	$58,178,785	$593,188

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	73

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,010.80	$1,023.36
Expenses Paid During Period*	$1.45	$1.45

*

Expenses are equal to the Fund’s annualized expense ratio of 0.29% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

74	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Fund Information — June 30, 2019 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $116,543 (in thousands) as of June 30, 2019 (a)

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Government Money Market Fund	75

Elfun Government Money Market Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 100.3%†
U.S. Treasuries - 36.0%
U.S. Treasury Bills 2.08% 12/26/19 (d)	1,000,000	989,963
2.13% 09/26/19 (d)	1,000,000	994,961
2.14% 08/20/19 (d)	1,000,000	997,076
2.16% 08/27/19 (d)	1,000,000	996,702
2.18% 12/19/19 (d)	500,000	494,941
2.19% 12/12/19 (d)	1,000,000	990,251
2.21% 09/19/19 (d)	500,000	497,589
2.24% 08/13/19 (d)	1,000,000	997,372
2.25% 07/16/19 (d)	1,000,000	999,077
2.29% 09/12/19 (d)	100,000	99,545
2.34% 08/06/19 (d)	1,000,000	997,700
2.37% 07/02/19 - 07/30/19 (d)	1,000,000	999,029
2.38% 08/22/19 (d)	500,000	498,314
2.41% 08/15/19 (d)	385,000	383,864
2.42% 07/09/19 - 11/14/19 (d)	2,726,000	2,714,590
2.43% 07/11/19 - 08/08/19 (d)	1,900,000	1,896,890
2.45% 10/17/19 - 11/07/19 (d)	2,100,000	2,083,567
2.46% 10/10/19 (d)	1,000,000	993,285
2.50% 08/08/19 (d)	1,000,000	997,424
2.51% 09/19/19 (d)	400,000	397,827
2.52% 07/25/19 - 09/19/19 (d)	4,955,000	4,936,567
2.53% 07/18/19 - 09/05/19 (d)	1,120,000	1,118,297
2.54% 07/11/19 (d)	2,000,000	1,998,628
2.57% 07/05/19 (d)	1,000,000	999,722
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.00% 2.10% 01/31/20 (i)	1,475,000	1,474,561
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.03% 2.13% 04/30/20 (i)	880,000	879,784
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.04% 2.14% 07/31/20 (i)	600,000	599,693
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.05% 2.14% 10/31/19 - 10/31/20 (i)	3,125,000	3,123,809

	Principal Amount ($)	Amortized Cost $
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.06% 2.16% 07/31/19 (i)	5,600,000	5,600,199
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.14% 2.24% 04/30/21 (i)	1,100,000	1,098,538

		41,849,765

U.S. Government Agency Obligations - 42.3%
Federal Farm Credit Banks 1 month USD LIBOR - 0.01% 2.39% 03/25/20 (i)	1,100,000	1,099,916
Federal Farm Credit Banks 1 month USD LIBOR - 0.02% 2.38% 05/22/20 (i)	400,000	399,987
2.40% 06/10/20 (i)	700,000	699,967
2.40% 01/06/20 (i)	850,000	850,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.04% 2.36% 08/26/19 (i)	1,000,000	1,000,000
2.37% 11/29/19 (i)	1,000,000	1,000,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.05% 2.35% 02/25/20 (i)	400,000	399,977
Federal Farm Credit Banks 1 month USD LIBOR - 0.09% 2.31% 07/25/19 (i)	550,000	550,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.10% 2.29% 09/20/19 (i)	500,000	499,994
Federal Farm Credit Banks 1 month USD LIBOR - 0.14% 2.30% 07/02/19 (i)	350,000	350,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.15% 2.24% 07/18/19 (i)	250,000	249,999
Federal Farm Credit Banks 3 month Treasury Money Market Yield + 0.05% 2.15% 11/04/19 (i)	1,500,000	1,500,103

See Notes to Schedules of Investments and Notes to Financial Statements.

76	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Federal Home Loan Bank Discount Notes 2.21% 09/25/19 (d)	1,500,000	1,492,246
2.38% 09/04/19 (d)	1,150,000	1,145,162
2.42% 08/16/19 (d)	1,000,000	996,969
2.44% 07/03/19 - 11/15/19 (d)	4,325,000	4,314,198
2.45% 08/07/19 (d)	1,000,000	997,536
2.46% 07/24/19 - 10/21/19 (d)	3,500,000	3,483,602
2.48% 10/30/19 (d)	1,100,000	1,091,075
2.49% 07/22/19 - 07/26/19 (d)	1,900,000	1,896,996
2.50% 08/07/19 (d)	1,500,000	1,496,241
2.51% 08/02/19 (d)	600,000	598,697
Federal Home Loan Banks 2.40% 08/12/19 - 09/30/19 (d)	1,700,000	1,699,916
2.42% 08/19/19 (d)	1,150,000	1,149,916
2.45% 09/16/19 - 10/11/19 (d)	3,800,000	3,799,835
2.51% 05/28/20 (d)	1,000,000	1,000,000
Federal Home Loan Banks 1 month USD LIBOR - 0.03% 2.38% 11/12/19 (i)	750,000	749,992
Federal Home Loan Banks 1 month USD LIBOR - 0.13% 2.27% 07/16/19 (i)	650,000	650,000
2.28% 07/26/19 (i)	200,000	200,000
Federal Home Loan Banks 3 month USD LIBOR - 0.14% 2.44% 11/22/19 (i)	900,000	900,000
Federal Home Loan Banks SOFR + 0.00% 2.42% 12/11/19 (i)	850,000	850,000
Federal Home Loan Banks SOFR + 0.02% 2.44% 08/27/19 - 02/21/20 (i)	1,425,000	1,425,000
Federal Home Loan Banks SOFR + 0.03% 2.45% 12/06/19 (i)	700,000	700,000
Federal Home Loan Banks SOFR + 0.04% 2.46% 02/21/20 (i)	600,000	600,000
Federal Home Loan Banks SOFR + 0.07% 2.49% 03/27/20 (i)	1,300,000	1,300,000

	Principal Amount ($)	Amortized Cost $
Federal Home Loan Mortgage Corp. 0.88% 07/19/19 (d)	270,000	269,787
1.25% 07/26/19 (d)	500,000	499,588
2.40% 06/12/20 (d)	1,100,000	1,100,000
2.44% 06/09/20 (d)	500,000	500,000
2.54% 04/22/20 (d)	1,050,000	1,050,000
1.32% 10/28/19 (d)	400,000	398,506
Federal Home Loan Mortgage Corp. SOFR + 0.03% 2.45% 05/08/20 (i)	1,050,000	1,050,000
Federal National Mortgage Assoc. 0.88% 08/02/19 (d)	275,000	274,611
Federal National Mortgage Assoc. SOFR + 0.07% 2.49% 10/30/19 (i)	700,000	700,159
Federal National Mortgage Assoc. SOFR + 0.08% 2.50% 10/30/20 (i)	450,000	450,000
Freddie Mac Discount Notes 2.45% 10/01/19 (d)	650,000	646,030
2.48% 07/17/19 (d)	900,000	899,031
2.52% 09/09/19 (d)	200,000	199,046

		49,174,082

Repurchase Agreements - 22.0%
BNP Paribas S.A. U.S. Treasury Repo 2.48% dated 06/28/19, to be repurchased at $5,001,033 on 07/01/19 collateralized by $5,097,818 U.S. Treasury Note, 2.38% maturing on 02/29/24, collateralized by $2,184 U.S. Treasury STRIPS, 0.00% maturing from 11/15/19 to 02/15/29. 07/01/19	5,000,000	5,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 2.49% dated 06/28/19, to be repurchased at $9,001,868 on 07/01/19 collateralized by $9,179,992 U.S. Treasury Bonds, 3.13% to 3.75% maturing from 11/15/43 to 08/15/44, collateralized by $125 U.S. Treasury Inflation Index Bond, 1.38% maturing on 02/15/44. 07/01/19	9,000,000	9,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	77

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 2.48% dated 06/28/19, to be repurchased at $11,521,381 on 07/01/19 collateralized by $1,549,402 U.S. Treasury Bond, 4.25% maturing on 05/15/39, collateralized by $10,200,076 U.S. Treasury Note, 1.50% maturing on 05/31/20. 07/01/19	11,519,000	11,519,000

		25,519,000

Total Short-Term Investments (Cost $116,542,847)		116,542,847

Liabilities in Excess of Other Assets, net - (0.3)%		(367,812)

NET ASSETS - 100.0%		116,175,035

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities

	U.S. Treasuries	$—	$41,849,765	$—	$41,849,765

	U.S. Government Agency Obligations	—	49,174,082	—	49,174,082

	Repurchase Agreements	—	25,519,000	—	25,519,000

	Total Investments in Securities	$—	$116,542,847	$—	$116,542,847

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Government Money Market Fund

Elfun Funds

Notes to Schedules of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $2,670,791 or 1.37% and $13,629,227 or 5.78% of the net assets of the Elfun Diversified Fund and Elfun Income Fund, respectively. These securities have been determined to be liquid using procedures established by each Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corporation is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(i)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(j)	Step coupon bond.
(k)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.
(l)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(m)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of June 30, 2019 (as a percentage of net assets).
(n)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment advisor and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%
**	Less than $0.50
***	Less than 0.5 shares

Abbreviations:

ADR - American Depositary Receipt

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - AMBAC Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

LIBOR - London Interbank Offered Rate

NPFG - National Public Finance Guaranty Corporation

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedules of Investments	79

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16		12/31/15*	12/31/14*
Inception date								1/1/88

Net asset value, beginning of period	$18.51		$22.68	$18.73	$19.31		$19.70	$21.93

Income/(loss) from investment operations:
Net investment income	0.32	(a)	0.45 (a)	0.34 (a)	0.41		0.34	0.58
Net realized and unrealized gains/(losses) on investments	3.17		(4.16)	3.96	(0.58)		(0.37)	(2.24)

Total income/(loss) from investment operations	3.49		(3.71)	4.30	(0.17)		(0.03)	(1.66)

Less distributions from:
Net investment income	—		0.46	0.35	0.41		0.36	0.57

Total distributions	—		0.46	0.35	0.41		0.36	0.57

Net asset value, end of period	$22.00		$18.51	$22.68	$18.73		$19.31	$19.70

Total Return(b)	18.85%		(16.33)%	22.99%	(0.86)%		(0.18)%	(7.62)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$207,908		$183,982	$237,769	$208,044		$234,448	$254,310

Ratios to average net assets:
Net expenses	0.40	%**	0.36%	0.36%	0.37	%(c)(e)	0.35%	0.33	%(c)(d)
Gross expenses	0.40	%**	0.36%	0.36%	0.43	%(c)(e)	0.35%	0.33%
Net investment income	3.16	%**	2.06%	1.64%	2.11%		1.59%	2.54%
Portfolio turnover rate	10%		27%	30%	33%		24%	36%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(e)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

80	Financial Highlights

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							5/27/35

Net asset value, beginning of period	$50.14		$60.36	$53.23	$54.59	$58.02	$56.07

Income/(loss) from investment operations:
Net investment income	0.32	(a)	0.74 (a)	0.76 (a)	0.81	0.80	0.75
Net realized and unrealized gains/(losses) on investments	9.92		(2.85)	12.88	2.54	0.25	6.67

Total income/(loss) from investment operations	10.24		(2.11)	13.65	3.35	1.05	7.42

Less distributions from:
Net investment income	—		0.76	0.78	0.79	0.80	0.75
Net realized gains	—		7.35	5.74	3.92	3.68	4.72

Total distributions	—		8.11	6.52	4.71	4.48	5.47

Net asset value, end of period	$60.38		$50.14	$60.36	$53.23	$54.59	$58.02

Total Return(b)	20.42%		(3.39)%	25.61%	6.08%	1.70%	13.13%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,787,808		$2,427,667	$2,737,919	$2,331,966	$2,364,319	$2,476,637

Ratios to average net assets:
Net expenses	0.19	%**	0.19%	0.18%	0.18%	0.16%	0.18	%(c)
Gross expenses	0.19	%**	0.19%	0.18%	0.18%	0.16%	0.18%
Net investment income	1.13	%**	1.17%	1.25%	1.43%	1.32%	1.26%
Portfolio turnover rate	6%		18%	16%	15%	11%	13%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	81

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16		12/31/15*	12/31/14*
Inception date								1/1/88

Net asset value, beginning of period	$17.02		$18.60	$17.91	$17.50		$18.78	$19.84

Income/(loss) from investment operations:
Net investment income	0.14	(a)	0.42 (a)	0.43 (a)	0.38		0.34	0.37
Net realized and unrealized gains/(losses) on investments	1.97		(1.45)	2.32	0.58		(0.57)	0.62

Total income/(loss) from investment operations	2.11		(1.03)	2.75	0.96		(0.23)	0.99

Less distributions from:
Net investment income	—		0.43	0.46	0.36		0.34	0.37
Net realized gains	—		0.12	1.60	0.19		0.71	1.65
Return of capital	—		—	—	—		—	0.03

Total distributions	—		0.55	2.06	0.55		1.05	2.05

Net asset value, end of period	$19.13		$17.02	$18.60	$17.91		$17.50	$18.78

Total Return(b)	12.40%		(5.51)%	15.40%	5.48%		(1.25)%	4.95%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$194,673		$181,943	$209,939	$198,938		$209,688	$230,123

Ratios to average net assets:
Net expenses	0.32	%**	0.33%	0.40%	0.39	%(c)	0.37%	0.39	%(d)
Gross expenses	0.32	%**	0.33%	0.40%	0.39	%(c)	0.37%	0.39%
Net investment income	1.55	%**	2.26%	2.23%	1.98%		1.69%	1.79%
Portfolio turnover rate	87%		72%	186%	116%		123%	176%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the ratios would have been 0.45%.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

82	Financial Highlights

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							1/1/80

Net asset value, beginning of period	$11.19		$11.55	$11.48	$11.88	$11.97	$11.34

Income/(loss) from investment operations:
Net investment income	0.20	(a)	0.46 (a)	0.46 (a)	0.46	0.46	0.47
Net realized and unrealized gains/(losses) on investments	0.34		(0.36)	0.07	(0.40)	(0.09)	0.63

Total income from investment operations	0.54		0.10	0.53	0.06	0.37	1.10

Less distributions from:
Net investment income	0.22		0.46	0.46	0.46	0.46	0.47

Total distributions	0.22		0.46	0.46	0.46	0.46	0.47

Net asset value, end of period	$11.51		$11.19	$11.55	$11.48	$11.88	$11.97

Total Return(b)	4.88%		0.90%	4.71%	0.42%	3.21%	9.85%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,398,361		$1,376,980	$1,471,350	$1,495,248	$1,588,272	$1,624,266

Ratios to average net assets:
Net expenses	0.21	%**	0.21%	0.20%	0.20%	0.18%	0.21%
Gross expenses	0.21	%**	0.21%	0.20%	0.20%	0.18%	0.21%
Net investment income	3.48	%**	4.06%	4.00%	3.84%	3.92%	4.01%
Portfolio turnover rate	17%		18%	26%	31%	22%	34%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	83

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							12/31/84

Net asset value, beginning of period	$11.02		$11.44	$11.28	$11.26	$11.57	$11.22

Income/(loss) from investment operations:
Net investment income	0.16	(a)	0.32 (a)	0.29 (a)	0.30	0.32	0.29
Net realized and unrealized gains/(losses) on investments	0.59		(0.41)	0.15	0.09	(0.29)	0.35

Total income/(loss) from investment operations	0.75		(0.09)	0.44	0.39	0.03	0.64

Less distributions from:
Net investment income	0.17		0.33	0.28	0.28	0.32	0.29
Net realized gains	—		—	—	0.09	0.02	0.00	(b)

Total distributions	0.17		0.33	0.28	0.37	0.34	0.29

Net asset value, end of period	$11.60		$11.02	$11.44	$11.28	$11.26	$11.57

Total Return(c)	6.83%		(0.80)%	3.90%	3.52%	0.22%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$235,882		$229,477	$261,189	$276,142	$289,872	$312,756

Ratios to average net assets:
Net expenses	0.31	%**	0.34%	0.33%	0.31%	0.28%	0.29	%(d)
Gross expenses	0.31	%**	0.34%	0.33%	0.31%	0.28%	0.29%
Net investment income	2.89	%**	2.88%	2.54%	2.63%	2.71%	2.50%
Portfolio turnover rate	240%		207%	299%	238%	278%	326%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

84	Financial Highlights

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16		12/31/15*		12/31/14*
Inception date									6/13/90

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income/(loss) from investment operations:
Net investment income	0.01	(a)	0.02 (a)	0.01 (a)	0.00	(b)	—		—

Total income from investment operations	0.01		0.02	0.01	0.00	(b)	—		—

Less distributions from:
Net investment income	0.01		0.02	0.01	0.00	(b)	0.00	(b)	0.00	(b)
Net realized gains	—		—	0.00 (b)	—		—		—

Total distributions	0.01		0.02	0.01	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(c)	1.08%		1.55%	0.58%	0.06%		0.08%		0.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$116,175		$104,275	$109,828	$111,339		$129,039		$139,218

Ratios to average net assets:
Net expenses	0.29	%**	0.32%	0.34%	0.49	%(e)	0.09	%(d)	0.05	%(d)
Gross expenses	0.29	%**	0.32%	0.34%	0.49	%(e)	0.25%		0.36%
Net investment income (loss)	2.16	%**	1.53%	0.56%	(0.11	)%(e)	—%		—%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
(e)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	85

Elfun Funds

Statements of Assets and Liabilities — June 30, 2019 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts

Assets
Investments in securities, at fair value (cost $161,973,961; $1,596,584,948; $119,233,824; $1,307,221,688; $226,622,434 and $0, respectively)	$203,867,253	$2,726,800,430
Investments in affiliated securities, at fair value (cost $0; $0; $46,080,012; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $4,342,794; $0; $0 and $91,023,847, respectively)	—	—
Short-term affiliated investments, at fair value	3,347,052	57,536,839
Repurchase agreements	—	—
Cash	4,361	—
Cash collateral on deposit with broker for future contracts	64,986	—
Cash collateral on deposit with broker for swap contracts	—	—
Foreign currency (cost $339,253; $0; $0; $0; $0 and $0, respectively)	338,941	—
Receivable for investments sold	—	8,075,393
Income receivables	752,913	1,517,275
Receivable for fund shares sold	5,689	13,331
Income receivable from affiliated investments	8,306	100,142
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	—	—

Total assets	208,389,501	2,794,043,410

Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	321,132	4,947,208
Payable for fund shares redeemed	28,649	836,824
Payable for accumulated variation margin on swap contracts	—	—
Payable to the Adviser	34,862	312,989
Payable for custody, fund accounting and sub-administration fees	11,536	30,257
Accrued other expenses	28,781	108,574
Accrued foreign capital gains tax	56,044	—

Total liabilities	481,004	6,235,852

Net Assets	$207,908,497	$2,787,807,558

Net Assets Consist of:
Capital paid in	$176,853,667	$1,529,784,927
Total distributable earnings (loss)	$31,054,830	$1,258,022,631

Net Assets	$207,908,497	$2,787,807,558

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	9,450,886	46,173,760
Net asset value, offering and redemption price per share	$22.00	$60.38

The accompanying Notes are an integral part of these financial statements.

86	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$135,635,768	$1,386,413,386	$233,475,372	$—
49,245,885	—	—	—
4,342,802	—	—	91,023,847
23,215,625	1,435,349	58,178,785	—
—	—	—	25,519,000
30,341	—	7	515
—	—	—	—
18,234	—	67,753	—
—	—	—	—
16,927,502	—	59,989,196	—
486,316	18,107,506	1,358,296	—
3,104	163,477	41,606	589,759
48,279	7,089	111,228	138,303
175,754	—	624,435	—
148,029	—	450,778	—

230,277,639	1,406,126,807	354,297,456	117,271,424

—	1,381,434	124,129	13,380
147,572	—	472,030	—
35,097,071	5,959,420	116,906,984	996,702
81,343	166,145	63,755	32,199
173,449	—	670,287	—
26,855	171,344	30,515	8,859
38,515	15,406	106,467	12,744
39,805	72,034	41,164	32,505
—	—	—	—

35,604,610	7,765,783	118,415,331	1,096,389

$194,673,029	$1,398,361,024	$235,882,125	$116,175,035

$171,198,983	$1,355,833,663	$232,399,723	$116,175,749
$23,474,046	$42,527,361	$3,482,402	$(714)

$194,673,029	$1,398,361,024	$235,882,125	$116,175,035

10,173,784	121,465,164	20,339,666	116,175,749
$19.13	$11.51	$11.60	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	87

Elfun Funds

Statements of Operations — For the period ended June 30, 2019 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts

Investment Income
Income
Dividend	$3,898,610	$16,784,534
Interest	—	—
Income from affiliated investments	51,404	660,369
Less: Foreign taxes withheld	(455,382)	(21,092)

Total income	3,494,632	17,423,811

Expenses
Advisory and administration fees	206,541	1,857,881
Blue Sky fees	21,391	25,924
Transfer agent fees	60,384	241,876
Trustees’ fees	10,339	36,167
Custody, fund accounting and sub-administration fees	41,308	178,504
Professional fees	25,727	40,671
Printing and shareholder reports	22,976	64,502
Other expenses	1,982	43,874

Total expenses	390,648	2,489,399

Net investment income	$3,103,984	$14,934,412

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(6,063,489)	$112,149,354
Affiliated investments	—	—
Futures	4,611	—
Written options	—	—
Swap contracts	—	—
Foreign currency transactions	1,791	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	36,824,812	360,659,097
Affiliated investments	—	—
Futures	—	—
Swap contracts	—	—
Foreign currency translations	7,127	—

Net realized and unrealized gain (loss) on investments	30,774,852	472,808,451

Net Increase in Net Assets Resulting from Operations	$33,878,836	$487,742,863

The accompanying Notes are an integral part of these financial statements.

88	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$703,443	$—	$5,782	$—
852,756	25,161,195	3,053,569	1,331,953
213,378	139,503	593,188	—
97	—	—	—

1,769,674	25,300,698	3,652,539	1,331,953

161,185	1,099,132	194,171	54,314
20,553	25,135	21,403	15,774
48,993	112,014	57,489	34,718
10,666	22,591	10,635	9,291
15,212	92,557	18,142	14,864
29,835	27,421	20,517	13,646
15,379	28,637	24,928	15,845
2,291	16,302	2,672	116

304,114	1,423,789	349,957	158,568

$1,465,560	$23,876,909	$3,302,582	$1,173,385

$1,940,557	$1,092,783	$2,820,416	$72
230,700	—	—	—
294,618	—	683,901	—
848	—	3,021	—
38,886	—	97,557	—
—	—	—	—

12,058,673	41,148,138	8,546,939	—
6,302,093	—	—	—
(35,583)	—	(172,547)	—
(33,878)	—	(150,577)	—
484	—	—	—

20,797,398	42,240,921	11,828,710	72

$22,262,958	$66,117,830	$15,131,292	$1,173,457

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	89

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2019•	Year Ended December 31, 2018	Six Months Ended June 30, 2019•	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,103,984	$4,608,952	$14,934,412	$32,702,525
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	(6,057,087)	2,994,695	112,149,354	313,947,889
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	36,831,939	(44,660,948)	360,659,097	(427,642,446)

Net increase (decrease) from operations	33,878,836	(37,057,301)	487,742,863	(80,992,032)

Distributions to shareholders:
Total distributions	—	(4,494,291)	—	(346,605,889)

Increase (decrease) in assets from operations and distributions	33,878,836	(41,551,592)	487,742,863	(427,597,921)

Share transactions:
Proceeds from sale of shares	681,710	3,187,752	16,170,269	53,658,651
Value of distributions reinvested	—	3,868,438	—	278,812,837
Cost of shares redeemed	(10,634,018)	(19,291,445)	(143,773,057)	(215,125,396)

Net increase (decrease) from share transactions	(9,952,308)	(12,235,255)	(127,602,788)	117,346,092

Total increase (decrease) in net assets	23,926,528	(53,786,847)	360,140,075	(310,251,829)

Net Assets
Beginning of period	183,981,969	237,768,816	2,427,667,483	2,737,919,312

End of period	$207,908,497	$183,981,969	$2,787,807,558	$2,427,667,483

Changes in Fund Shares
Shares sold	33,124	142,810	284,109	886,867
Issued for distributions reinvested	—	211,506	1,691	5,602,033
Shares redeemed	(520,917)	(899,037)	(2,530,812)	(3,429,325)

Net increase (decrease) in fund shares	(487,793)	(544,721)	(2,245,012)	3,059,575

•	Unaudited.

The accompanying Notes are an integral part of these financial statements.

90	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2019•	Year Ended December 31, 2018	Six Months Ended June 30, 2019•	Year Ended December 31, 2018

$1,465,560	$4,557,788	$23,876,909	$57,447,561
2,505,609	1,112,797	1,092,783	(2,154,716)
18,291,789	(16,461,988)	41,148,138	(43,488,260)

22,262,958	(10,791,403)	66,117,830	11,804,585

—	(5,726,511)	(27,140,071)	(57,447,575)

22,262,958	(16,517,914)	38,977,759	(45,642,990)

1,924,076	5,751,778	20,648,905	52,101,473
—	4,986,474	18,711,493	39,620,528
(11,457,228)	(22,216,449)	(56,957,173)	(140,449,316)

(9,533,152)	(11,478,197)	(17,596,775)	(48,727,315)

12,729,806	(27,996,111)	21,380,984	(94,370,305)

181,943,223	209,939,334	1,376,980,040	1,471,350,345

$194,673,029	$181,943,223	$1,398,361,024	$1,376,980,040

105,041	312,332	1,822,566	4,614,192
—	294,883	1,644,997	3,522,242
(624,315)	(1,199,520)	(5,019,282)	(12,474,273)

(519,274)	(592,305)	(1,551,719)	(4,337,839)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	91

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2019•	Year Ended December 31, 2018	Six Months Ended June 30, 2019•	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,302,582	$6,939,136	$1,173,385	$1,556,972
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	3,604,895	(5,426,673)	72	(3)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	8,223,815	(3,757,452)	—	—

Net increase (decrease) from operations	15,131,292	(2,244,989)	1,173,457	1,556,969

Distributions to shareholders:
Total distributions	(3,419,180)	(7,065,178)	(1,174,168)	(1,556,972)

Increase (decrease) in assets from operations and distributions	11,712,112	(9,310,167)	(711)	(3)

Share transactions:
Proceeds from sale of shares	4,161,753	10,263,456	35,942,973	49,255,283
Value of distributions reinvested	2,613,306	5,368,470	1,091,692	1,430,523
Cost of shares redeemed	(12,082,066)	(38,033,816)	(25,133,934)	(56,238,963)

Net increase (decrease) from share transactions	(5,307,007)	(22,401,890)	11,900,731	(5,553,157)

Total increase (decrease) in net assets	6,405,105	(31,712,057)	11,900,020	(5,553,160)

Net Assets
Beginning of period	229,477,020	261,189,077	104,275,015	109,828,175

End of period	$235,882,125	$229,477,020	$116,175,035	$104,275,015

Changes in Fund Shares
Shares sold	367,651	925,381	35,942,973	49,255,283
Issued for distributions reinvested	230,593	485,128	1,091,692	1,430,523
Shares redeemed	(1,075,502)	(3,427,061)	(25,133,934)	(56,238,963)

Net increase (decrease) in fund shares	(477,258)	(2,016,552)	11,900,731	(5,553,157)

•	Unaudited.

The accompanying Notes are an integral part of these financial statements.

92	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	93

Elfun Funds

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

94	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements  Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

Notes to Financial Statements	95

Elfun Funds

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

As of June 30, 2019, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $25,519,000 and associated collateral equal to $26,029,597.

4.	Derivative Financial Instruments

Futures Contracts  Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the period ended June 30, 2019, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk

Credit Default Swaps  During the period ended June 30, 2019, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested

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in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2019, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Exchanged-Traded Futures Contracts  Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the period ended June 30, 2019, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$140,236	$—	$—	$7,793	$—	$148,029
Swap Contracts	—	—	175,754	—	—	175,754
Elfun Income Fund
Futures Contracts	$450,778	$—	$—	$—	$—	$450,778
Swap Contracts	—	—	624,435	—	—	624,435

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Swap Contracts	$(167,549)	$—	$(5,900)	$—	$—	$(173,449)
Elfun Income Fund
Swap Contracts	$(649,197)	—	(21,090)	—	—	(670,287)

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Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$4,611	$—	$4,611
Elfun Diversified Fund
Futures Contracts	$246,646	$—	$—	$47,972	$—	$294,618
Swap Contracts	(10,734)	—	49,620	—	—	38,886
Purchased Option Contracts(a)	(7,172)	—	—	—	—	(7,172)
Written Option Contracts	848	—	—	—	—	848
Elfun Income Fund
Futures Contracts	$683,901	$—	$—	$—	$—	$683,901
Swap Contracts	(41,577)	—	139,134	—	—	97,557
Purchased Option Contracts(a)	(25,541)	—	—	—	—	(25,541)
Written Option Contracts	3,021	—	—	—	—	3,021

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$(58,448)	$—	$—	$22,865	$—	$(35,583)
Swap Contracts	(93,798)	—	59,920	—	—	(33,878)
Elfun Income Fund
Futures Contracts	$(172,547)	$—	$—	$—	$—	$(172,547)
Swap Contracts	(363,437)	—	212,860	—	—	(150,577)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

Effective April 30, 2019, with respect to both the Elfun Diversified Fund and the Elfun Income Fund, SSGA FM is contractually obligated until April 30, 2020 to waive its Management Fee and/or reimburse certain expenses for each Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2020 except with approval of the Board.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.

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Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the period ended June 30, 2019, were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$18,871,629	$23,616,209
Elfun Trusts	—	—	155,843,419	266,317,809
Elfun Diversified Fund	149,863,013	142,792,582	9,807,136	27,539,238
Elfun Tax-Exempt Income Fund	—	—	226,535,447	232,697,694
Elfun Income Fund	510,887,441	484,847,997	34,090,479	60,293,858

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Elfun International Equity Fund	$166,698,955	$48,066,905	$7,551,555	$40,515,350
Elfun Trusts	1,653,694,307	1,210,299,847	79,656,885	1,130,642,962
Elfun Diversified Fund	193,053,028	23,040,308	3,635,629	19,404,679
Elfun Tax-Exempt Income Fund	1,308,690,057	80,550,425	1,391,747	79,158,678
Elfun Income Fund	285,517,504	7,878,954	1,808,134	6,070,820
Elfun Government Money Market Fund	116,542,847	—	—	—

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9.	Line of Credit

The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 10, 2019 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of June 30, 2019.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Funds have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, each Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments as follows:

Fund	Adjustment
Elfun Diversified Fund	$5,002
Elfun Tax-Exempt Income Fund	15,982,599
Elfun Income Fund	17,310

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

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12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

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Trustee Considerations in Approving Continuation of Investment Advisory Agreements2

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

Other Information	103

[1]

The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

[2]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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Other Information — June 30, 2019, continued (Unaudited)

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;

•

Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

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•

Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent

Other Information	105

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Other Information — June 30, 2019, continued (Unaudited)

Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe and below its Lipper Index for the 1-, 3- and 5- year periods and below the median of its Performance Universe and below its Lipper Index, and equal to the median of the Performance Group, for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.

Elfun International Equity Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and below the median of its Performance Universe and below its Lipper Index for the 1-, 3-, 5- and 10-year periods, and above the median of its Performance Group for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.

Elfun Diversified Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, equal to the median of its Performance Group for the 5-year period and below the median of the Performance Group for the 3- and 10-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods and above its Lipper Index for the 1- and 5-year periods and below the Lipper Index for the 3- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10- year periods.

Elfun Income Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods, and above the median of its Performance Universe for 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period, below the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

106	Other Information

Elfun Funds

Other Information — June 30, 2019, continued (Unaudited)

Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	107

Elfun Funds

Shareholder Services

Online Service

Your Elfun Mutual Fund accounts can now be accessed on the Internet at www.ssga.com/geam

Here are some of the online services:

•	View account balance and transaction history

•	Make exchanges

•	Redeem shares

•	Purchase shares

•	View and order tax forms

•	View quarterly statements

•	Change address

•	Re-order money market checks

Telephone Service

Our Shareholder Service Associates are available Monday to Friday from 9:00 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

Automated Voice Response System

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

Contact Us By Mail

If you’d like to write to us, address your inquiries regarding your account(s) to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

108	Shareholder Services

Trustees

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Richard D. Shirk

Rina K. Spence

Michael A. Jessee

Ellen M. Needham

Jeanne M. La Porta

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	August 30, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	August 30, 2019